--------------------------
                                                      OMB APPROVAL
                                                      --------------------------
                                                      OMB Number: 3235-0570

                                                      Expires: Nov. 30, 2005

                                                      Estimated average burden
                                                      hours per response: 5.0
                                                      --------------------------

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number      811-4062
                                  -------------------------------------


                                 GAM FUNDS, INC.
   --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    135 East 57Th Street, New York, NY 10022
   --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

    The Corporation Trust Inc., 300 E. Lombard St., Baltimore, Md 21202
   --------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    212-407-4600
                                                    --------------------


Date of fiscal year end:  12/31/2003
                          ----------

Date of reporting period: 12/31/2003
                          ----------

FORM N-CSR IS TO BE USED BY MANAGEMENT INVESTMENT COMPANIES TO FILE REPORTS WITH THE COMMISSION NOT LATER THAN 10 DAYS AFTER THE TRANSMISSION TO STOCKHOLDERS OF ANY REPORT THAT IS REQUIRED TO BE TRANSMITTED TO STOCKHOLDERS UNDER RULE 30E-1 UNDER THE INVESTMENT COMPANY ACT OF 1940 (17 CFR 270.30E-1). THE COMMISSION MAY USE THE INFORMATION PROVIDED ON FORM N-CSR IN ITS REGULATORY, DISCLOSURE REVIEW, INSPECTION, AND POLICYMAKING ROLES.

A REGISTRANT IS REQUIRED TO DISCLOSE THE INFORMATION SPECIFIED BY FORM N-CSR, AND THE COMMISSION WILL MAKE THIS INFORMATION PUBLIC. A REGISTRANT IS NOT REQUIRED TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN FORM N-CSR UNLESS THE FORM DISPLAYS A CURRENTLY VALID OFFICE OF MANAGEMENT AND BUDGET ("OMB") CONTROL NUMBER. PLEASE DIRECT COMMENTS CONCERNING THE ACCURACY OF THE INFORMATION COLLECTION BURDEN ESTIMATE AND ANY SUGGESTIONS FOR REDUCING THE BURDEN TO SECRETARY, SECURITIES AND EXCHANGE COMMISSION, 450 FIFTH STREET, NW, WASHINGTON, DC 20549-0609. THE OMB HAS REVIEWED THIS COLLECTION OF INFORMATION UNDER THE CLEARANCE REQUIREMENTS OF 44 U.S.C. SS. 3507.

ITEM 1.  REPORT(S) TO STOCKHOLDERS.


                                                                          GAM(R)
GAM Funds, Inc.

ANNUAL REPORT
FOR THE YEAR ENDED 31ST DECEMBER, 2003

                                                                 GAM GLOBAL FUND

                                                          GAM INTERNATIONAL FUND

                                                          GAM PACIFIC BASIN FUND

                                                          GAM JAPAN CAPITAL FUND

                                                                 GAM EUROPE FUND

                                                         GAM AMERICAN FOCUS FUND

                                                           GAMERICA CAPITAL FUND

                                                     GAM GABELLI LONG/SHORT FUND

                  This report has been prepared for the information of shareholders of GAM Funds, Inc., and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds' objectives, policies, management, records and other information.

                                                                 GAM FUNDS, INC.

                                                            INVESTMENT ADVISERS:

                                            GAM INTERNATIONAL MANAGEMENT LIMITED
                                                                    GAM USA INC.
                                                           GAMCO INVESTORS, INC.

The GAM Group

The GAM group was founded in April 1983 by Gilbert de Botton. GAM's corporate policy is to attempt to harness the top investment talent in the world, not only in-house but also outside the GAM organization, in order to provide above average, long-term growth. The GAM group currently has in excess of US$27 billion under management and employs a worldwide staff of over 600 people.

For US investors, GAM offers GAM Funds, Inc. an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund consists of eight open-end mutual funds-GAM Global, GAM International, GAM Pacific Basin, GAM Japan Capital, GAM Europe, GAM American Focus, GAMerica Capital and GAMGabelli Long/Short Funds.

For additional information about any of the GAM Funds, please contact your financial consultant or call GAM at 1-800-426-4685 (toll-free).

CONTENTS

GAM Global ...............................................................     3

GAM International ........................................................     8

GAM Pacific Basin ........................................................    13

GAM Japan Capital ........................................................    18

GAM Europe ...............................................................    23

GAM American Focus .......................................................    28

GAMerica Capital .........................................................    32

GAM Gabelli Long/Short ...................................................    37

Financial Statements .....................................................    44

Notes to Financial Statements ............................................    50

Report of Independent Auditors ...........................................    75

Additional Federal Tax Information .......................................    76

Directors' Information ...................................................    77

Officers' Information ....................................................    78

                                                                             GAM

GAM Global Fund

FUND MANAGEMENT

[PHOTO]

VENKAT CHIDAMBARAM IS INVESTMENT DIRECTOR WITHIN GAM'S INTERNATIONAL/GLOBAL TEAM. PRIOR TO JOINING GAM IN FEBRUARY 1994, HE WORKED FOR ACCOUNTANTS PRITCHARD FELLOWS & CO. HE WAS EDUCATED IN INDIA AND RECEIVED A DEGREE IN BUSINESS ADMINISTRATION FROM THE AMERICAN INTERCONTINENTAL UNIVERSITY (AIU) IN LONDON AND AN MBA FROM CITY UNIVERSITY. MR. CHIDAMBARAM TOOK OVER PRIMARY RESPONSIBILITY FOR FUND MANAGEMENT FROM MR. JEAN-PHILIPPE CREMERS DURING THE SECOND QUARTER OF 2001.

The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in the United States, Canada, the United Kingdom, Continental Europe and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

Investments  in  securities  of foreign  issuers  involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS

THE FACTS - CLASS A SHARES

                                                        GAM
                                                     GLOBAL
                                             CLASS A (AFTER                     AVERAGE
                                       GAM          MAXIMUM          MSCI       1 MONTH
                                    GLOBAL    SALES LOAD OF         WORLD       DEPOSIT
                                   CLASS A           5.50%)         INDEX          RATE

31 December, 2003                US$ 15.67        US$ 16.58      1,036.32
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003            12.41             6.23         14.37          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 29.40            22.28         33.76          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
5 years to December, 2003            (3.10)           (4.19)        (0.39)         3.73
---------------------------------------------------------------------------------------
10 years to December, 2003            4.30             3.71          7.58          4.56
---------------------------------------------------------------------------------------
15 years to December, 2003            7.84             7.44          7.20          5.12
---------------------------------------------------------------------------------------
Since inception                       8.14             7.79          9.15          5.43
---------------------------------------------------------------------------------------

Performance is calculated on a total return basis. Class A inception was on 28th May, 1986, Class B on 26th May, 1998, Class C on 19th May, 1998 and Class D on 6th October, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                        3
                        GAM GLOBAL FUND / FUND MANAGEMENT

GAM Global Fund

        [The table below represents a line chart in the printed report.]

                        GAM
                     GLOBAL
             CLASS A (AFTER                      AVERAGE
     GAM            MAXIMUM           MSCI       1 MONTH
  GLOBAL      SALES LOAD OF          WORLD       DEPOSIT
 CLASS A             5.50%)          INDEX          RATE     DATE
---------    ---------------       -------        ------     ----
   10000              10000          10000         10000
   10003            9452.83        9914.67       10003.7
   10241            9677.75        10315.3       10062.8
   10165            9605.92        10400.9       10110.4
   10857            10259.9        11312.5       10173.2
   10199            9638.06          10866       10225.3
   9934             9387.63          10682       10277.1
   10386            9814.77        11136.7       10323.3
   10469             9893.2        11361.4       10380.8      12/31/86
   10789            10195.6        12698.7       10436.1
   10988            10383.7        13120.1       10485.5
   11328              10705        13935.3         10543
   11336            10712.5        14755.2       10587.5
   11578            10941.2        14778.4       10654.9
   11695            11051.8        14772.5       10720.6
   11670            11028.1        15070.2         10784
   12051            11388.2        15963.6       10840.2
   11839            11187.9        15688.2       10909.3
   10181            9621.05          13027       10978.4
   9811              9271.4        12712.7       11038.9
   10210.3          9648.73        13265.9       11119.1      12/31/87
   9628.96          9099.37        13592.2       11181.8
   10364.7          9794.67        14383.5       11239.5
   10674            10086.9        14820.5       11309.4
   10881.5            10283        15010.2         11369
   10461.9           9886.5          14713       11429.2
   10819.2          10224.2        14695.2       11507.4
   11045.2          10437.7        14974.3       11577.6
   10778.9          10186.1        14154.2         11648
   11445.2          10815.7        14757.4       11739.6
   12113.7          11447.5        15742.3       11813.9
   12496.4          11809.1        16293.1       11888.6
   12767.3          12065.1        16443.2       11998.4      12/31/88
   12921.8          12211.1        17040.9       12079.9
   12889.5          12180.6        16936.4       12176.4
   12722.3          12022.6        16830.6       12278.4
   13058.9          12340.7        17221.8       12371.9
   12893.9          12184.7        16802.4       12464.9
   13346.8          12612.7        16615.6       12579.7
   14695            13886.8        18496.1       12670.6
   14743.5          13932.6        18051.3       12756.4
   14767.1          13954.9        18563.9       12867.6
   14386.3          13595.1        17947.8         12953
   15113.6          14282.4        18667.3       13039.6
   15857.5          14985.3        19270.4       13154.3      12/31/89
   15379.5          14533.7        18373.6       13233.3
   15317.2          14474.7        17588.7       13316.9
   15502.6          14649.9        16529.6       13425.1
   14945.1          14123.1        16294.3         13508
   16275.7          15380.5        18013.2       13595.8
   16981              16047        17887.9       13707.1
   17376            16420.3        18053.9       13790.2
   15223.8          14386.5        16367.1       13895.2
   14963.3          14140.3        14644.2       13985.7
   14756.1          13944.5        16014.4       14066.7
   14134.4            13357        15754.4       14173.2
   14071.9            13298        16087.4       14274.8      12/31/90
   14515.4            13717        16678.8       14349.8
   15217.5          14380.5        18225.7       14442.8
   14949.2            14127        17691.4       14527.1
   14712.5          13903.3        17832.7         14593
   15034.1          14207.2        18239.8       14676.3
   14475.7          13679.5        17116.7       14746.6
   14798.7          13984.7          17928       14820.7
   14645.4          13839.9        17874.1       14891.6
   14653.6          13847.7        18345.9       14962.6
   14711.1            13902        18646.5       15017.5
   14311.5          13524.3          17837       15090.4
   15565.2          14709.1        19138.7       15157.2      12/31/91
   15131.8          14299.6        18787.5       15212.2
   14867            14049.3        18466.5       15259.9
   14534.4            13735        17599.8         15315
   14611.5          13807.8        17848.2       15356.5
   15379.5          14533.6        18561.4       15413.6
   15921.3          15045.6          17943       15465.7
   16120.8          15234.2        17992.1       15515.9
   17118.5            16177          18433       15560.4
   16491.9          15584.8        18267.5       15602.7
   15347.9          14503.7        17775.9       15642.1
   14807.5          13993.1        18097.3       15683.5
   14842            14025.7        18246.9       15736.7      12/31/92
   15134            14301.6        18311.2       15776.9
   16022.4          15141.2        18748.4       15814.4
   16504.4          15596.6        19838.8       15858.2
   17060.4          16122.1        20761.8       15898.1
   17552.5          16587.1        21243.8       15934.9
   17124.9          16183.1          21069       15979.5
   17262.2          16312.7        21506.4       16019.8
   19468.7            18398        22495.8       16057.4
   20444.3          19319.9        22083.7       16103.2
   22100.7          20885.1        22695.8       16142.4
   22015.2          20804.4        21415.6       16184.4
   26017.4          24586.4        22467.1       16232.5      12/31/93
   25441.1          24041.8        23952.7       16272.4
   23435.8          22146.8        23646.6       16310.2
   22731.3          21481.1        22631.1       16361.8
   21645.3          20454.8        23334.7       16408.1
   21848            20646.4        23398.7       16455.9
   22572.1          21330.6        23337.9       16519.1
   22040.1          20827.9        23785.7       16581.3
   21990.7          20781.2        24506.1         16639
   22632            21387.2        23866.5       16707.7
   22885.9          21627.1        24549.8       16770.3
   22302.3          21075.6        23489.4       16833.8
   21814            20614.2        23721.2       16929.2      12/31/94
   22555.1          21314.6        23369.5         17003
   24167.1          22837.9        23714.7       17080.2
   26374            24923.4        24862.6       17178.3
   26674.6          25207.5          25734       17257.3
   27693.6          26170.5          25959       17347.4
   27364.2          25859.2        25956.1       17434.9
   27553.6          26038.2        27259.9       17514.9
   26827            25351.6        26657.5       17592.4
   27722.9          26198.2        27439.1       17691.9
   28270.8          26715.9        27012.2       17766.5
   29135.7          27533.3        27955.2       17843.4
   29720.6            28086        28777.8       17946.1      12/31/95
   29324.7          27711.8        29303.5       18016.8
   28334.7          26776.3        29487.3       18090.3
   28466.7            26901        29983.4       18184.7
   28070.7          26526.8        30693.9       18262.1
   27872.7          26339.7        30725.9       18342.5
   28466.7            26901        30886.8       18420.7
   28884.7            27296        29800.9       18489.5
   29136            27533.5        30149.1       18582.6
   30459.3          28784.1        31335.1         18665
   31010.7          29305.1        31559.5       18732.1
   34164.7          32285.7        33333.7       18823.7
   33507.2          31664.4        32805.5       18910.5      12/31/96
   35351.9          33407.5        33206.5       18996.2
   36706.2          34687.4        33594.1       19074.1
   34768.1          32855.9        32935.4       19160.3
   36752.9          34731.5        34017.7       19244.4
   38364.1            36254        36123.5       19338.3
   40442.2          38217.9          37931       19426.7
   45906.1          43381.3        39683.7       19500.4
   42278.3            39953        37034.8       19603.3
   44569.9          42118.6        39052.7       19698.3
   42114.6          39798.3        37003.3       19791.3
   43704.7          41300.9          37664       19875.7
   45216.5          42729.6        38128.9       19979.7      12/31/97
   45385.6          42889.4        39197.5         20078
   48140.7          45492.9        41855.3       20164.3
   50823.2          48027.9        43629.1       20262.3
   51064.9          48256.3        44061.9       20354.9
   50460.7          47685.4        43516.2       20445.4
   53457.4          50517.2        44555.3       20544.7
   54230.7          51248.1        44490.2       20641.7
   46233.4          43690.5        38563.8       20738.6
   46769.3            44197        39252.5       20832.4
   42555.2          40214.6        42807.7       20925.4
   44089.8          41664.9        45360.2       21014.7
   46379.5          43828.7        47583.1       21112.7      12/31/98
   46623.1          44058.9        48631.6       21201.6
   45015.4          42539.6        47344.6       21280.4
   45039.8          42562.6        49322.9       21367.8
   45210.3          42723.7        51274.1       21452.8
   43943.6          41526.7        49407.4         21540
   45648.8          43138.1        51718.8       21625.1
   42823.1          40467.9        51570.8       21720.2
   44138.5          41710.9        51486.4       21815.4
   42506.5          40168.6        50994.1       21910.5
   45502.6            43000        53651.8       22009.9
   46428.3          43874.7        55168.2         22106
   52980.8          50066.9        59640.5       22226.2      12/31/99
   48888.5          46199.6        56231.9       22334.1
   54198.8          51217.8        56390.6       22437.6
   53127              50205        60295.2       22549.6
   47159            44565.3        57752.7       22663.1
   43773.1          41365.6        56297.7       22783.3
   45307.7          42815.8        58201.1       22905.4
   43797.5          41388.6        56569.8       23033.6
   44528.3          42079.2        58417.1       23161.9
   44138.5          41710.9        55317.8       23286.3
   44211.6          41779.9        54397.9         23416
   42896.2          40536.9        51102.2       23541.7
   44324.6          41886.8        51936.1       23672.2      12/31/00
   43287.9          40907.1        52944.8       23802.4
   41189.3          38923.9        48476.3       23902.9
   38837.8          36701.7        45301.4       24009.6
   39874.4          37681.4        48661.2       24107.9
   39748            37561.9        48056.8       24197.1
   39419.3          37251.3          46558       24276.9
   38610.2          36486.6        45944.9         24355
   37320.7            35268        43748.5       24430.8
   34766.9          32854.7        39899.3       24504.7
   35601.3          33643.2        40667.6       24557.5
   37345.9          35291.9        43079.6       24601.9
   38407.9          36295.5        43355.7       24644.4      12/31/01
   37067.8          35029.1        42046.9       24682.5
   36941.4          34909.6        41689.6       24716.2
   38888.3          36749.5        43541.3       24752.9
   37295.4          35244.1        42078.6       24788.6
   37042.5          35005.2        42176.1       24825.4
   34716.3          32806.9        39625.8       24861.1
   31808.5          30059.1        36290.6       24898.1
   31631.5          29891.8        36366.1       24934.4
   28647.9          27072.3        32374.7       24969.7
   30746.6          29055.5          34770       25006.8
   32187.8          30417.5        36652.5       25040.4
   30620.1            28936        34883.4       25069.1      12/31/02
   29684.6          28051.9        33829.4       25096.4
   28976.6          27382.9        33250.2       25120.4
   28572.1          27000.6        33158.8       25147.1
   30746.6          29055.5        36120.3       25172.4
   32440.7          30656.4        38202.3       25198.4
   33098.1          31277.7        38877.6       25224.3
   34564.6          32663.5        39674.4       25246.5
   35753            33786.6        40541.1       25268.6
   35247.3          33308.7        40798.2       25290.6
   37801.1            35722        43227.4       25312.7
   37876.9          35793.7          43896       25334.2
   39621.6          37442.4        46660.7       25357.6      12/31/03

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI World Index is a market value weighted, unmanaged index of the weighted share prices of companies listed on all the stock exchanges of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 22 countries. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN - CLASS A

[BAR GRAPH]

ANNUAL PERFORMANCE - CLASS A

        [The table below represents a bar chart in the printed report.]

                                           GAM GLOBAL
                                       (AFTER MAXIMUM          MSCI
                                           SALES LOAN         WORLD
                            GAM GLOBAL        OF 5.50)        INDEX
                            ----------     ----------           ---
                               GLO/NTR     GLO/NTR/SL           WCI
              1 Year              29.4          22.28         33.76
              5 Years             -3.1          -4.19         -0.39
              10 Years             4.3           3.71          7.58
              15 Years            7.84           7.44           7.2
              Since Inception     8.14           7.79          9.15



                                                        GAM
                                             GLOBAL CLASS A
                                             (AFTER MAXIMUM               MSCI
                                   GAM           SALES LOAD              WORLD
                        GLOBAL CLASS A            OF 5.50%)              INDEX
YEAR                                 %                    %                  %
--------------------------------------------------------------------------------
1999                             14.23                 7.95              25.34
--------------------------------------------------------------------------------
2000                            (16.34)              (20.94)            (12.92)
--------------------------------------------------------------------------------
2001                            (13.35)              (18.11)            (16.52)
--------------------------------------------------------------------------------
2002                            (20.28)              (24.66)            (19.54)
--------------------------------------------------------------------------------
2003                             29.40                22.28              33.76
--------------------------------------------------------------------------------

                                        4
                    GAM GLOBAL FUND / REPORT TO SHAREHOLDERS

                                                                             GAM

THE FACTS - CLASS B SHARES

                                                        GAM
                                                     GLOBAL                     AVERAGE
                                       GAM          CLASS B          MSCI       1 MONTH
                                    GLOBAL   (WITH DEFERRED         WORLD       DEPOSIT
                                   CLASS B    SALES CHARGE)         INDEX          RATE

31 December, 2003                US$ 15.25                       1,036.32
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003            12.30             7.30         14.37          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 28.26            23.26         33.76          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
3 years to December, 2003            (4.48)           (5.45)        (3.51)         2.32
---------------------------------------------------------------------------------------
5 years to December, 2003            (3.89)           (4.26)        (0.39)         3.73
---------------------------------------------------------------------------------------
Since inception*                     (5.08)           (5.25)         1.03          3.93
---------------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                                        GAM
                                                     GLOBAL                     AVERAGE
                                       GAM          CLASS C          MSCI       1 MONTH
                                    GLOBAL   (WITH DEFERRED         WORLD       DEPOSIT
                                   CLASS C    SALES CHARGE)         INDEX          RATE

31 December, 2003                US$ 15.14                       1,036.32
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003            12.15            11.15         14.37          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 27.76            26.76         33.76          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
3 years to December, 2003            (4.77)           (4.77)        (3.51)         2.32
---------------------------------------------------------------------------------------
5 years to December, 2003            (4.08)           (4.08)        (0.39)         3.73
---------------------------------------------------------------------------------------
Since inception*                     (5.30)           (5.30)         1.10          3.94
---------------------------------------------------------------------------------------

THE FACTS - CLASS D SHARES

                                                        GAM
                                                     GLOBAL
                                                    CLASS D
                                                     (AFTER                     AVERAGE
                                       GAM          MAXIMUM          MSCI       1 MONTH
                                    GLOBAL       SALES LOAD         WORLD       DEPOSIT
                                   CLASS D         OF 3.50%         INDEX          RATE

31 December, 2003                US$ 14.85        US$ 15.39      1,036.32
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003            11.82             7.91         14.37          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 26.49            22.06         33.76          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
3 years to December, 2003            (5.07)           (6.19)        (3.51)         2.32
---------------------------------------------------------------------------------------
5 years to December, 2003            (4.05)           (4.73)        (0.39)         3.73
---------------------------------------------------------------------------------------
Since inception*                      3.57             3.13          6.73          4.46
---------------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, 19th May, 1998 for Class C shares and 6th October, 1995 for Class D shares.

THE COMMENT

The Fund's Class A NAV has underperformed its benchmark during a strong year where global markets showed a rebound after three years of consecutive negative performance.

The performance of the Fund was helped by its exposure to Emerging Markets and Europe but was held back by the cash position in the portfolio. Our principal sector themes have been media, technology, financial services and engineering companies.

The US economy was buoyed by accommodative monetary and fiscal policy. Low interest rates helped the consumer, both through facilitating purchasing on credit and through the re-mortgaging process. Furthermore, tax cuts also contributed to personal income and ultimately to consumption. The economic strength of the consumer translated into renewed confidence in the corporate sector, indicated by increased capital expenditure and the first signs of job creation.

Macroeconomic improvements in the European economies came in the form of some stabilisation in the unemployment rate, increased business confidence and strength in exports. We have seen efforts on the part of the German and French governments to push forward with reforms. A painful and necessary process that we believe will create a better environment in which to conduct business. Many companies have begun to restructure their businesses ahead of these reforms and our exposure to them has been beneficial to the performance of the Fund. MAN, Siemens and Hypovereinsbank are some examples of companies that have actively begun to restructure their businesses.

Asian markets have been the principal benefactor of the Chinese growth phenomenon. In addition to strong export growth to China, the Japanese markets have been helped by subtle policy shifts suggesting a more immediate need to address the problems in the banking system, but remaining aware of shareholder interest. The other Asian economies have benefited from asset reflation, brought about by strong demand from China. These imbalances have proven to be beneficial this year but we remain aware of the inflationary threat that persists. For example, some companies that have benefited from the strength of the Chinese economy are Nippon Steel and Kawasaki Kisen in Japan.

Since the beginning of 2002 the Fund has consistently shifted the portfolio towards cyclical stocks. Currently the weighting stands at 81% versus 19% in favour of cyclical names, which has been very beneficial throughout the year. We will watch whether the economic improvements seen throughout 2003 will be sustainable into 2004 and will adjust the weighting in the portfolio accordingly.

                                        5
                   GAM GLOBAL FUND / REPORT TO SHAREHOLDERS

GAM Global Fund

STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 2003

                                                                         MARKET
                                                                          VALUE
    HOLDINGS     DESCRIPTION                                                US$
--------------------------------------------------------------------------------
BONDS - 1.2%

                 GERMANY - 1.2%
     122,460     Bundes Deutschland 5.50%, 2031-01-04                   167,082
                                                                      ---------
TOTAL BONDS (COST $129,850)                                             167,082

EQUITIES - 93.4%

                 BRAZIL - 1.4%
       2,276     Banco Itau Holding Financiera                          111,000
       5,216     Tele Norte Leste ADR                                    80,483
                                                                      ---------
                                                                        191,483
                                                                      ---------
                 FRANCE - 4.8%
       4,740     Arcelor                                                 82,447
       2,107     Dassault Systemes                                       95,892
      10,795     Havas                                                   62,091
         720     Hermes International                                   139,010
       1,581     L'Oreal                                                129,340
       4,747     Metropole Television (M6)                              155,458
                                                                      ---------
                                                                        664,238
                                                                      ---------
                 GERMANY - 4.1%
      *4,166     Bayerische Hypo-Vereinsbank                             97,002
       2,309     Douglas Holding                                         64,516
        *977     Hypo Real Estate Holding                                24,163
       2,025     Karstadt                                                50,209
       4,637     MAN                                                    140,359
       1,689     Siemens                                                135,624
       3,492     Sixt                                                    51,861
                                                                      ---------
                                                                        563,734
                                                                      ---------
                 HONG KONG - 1.8%
      54,055     China Life Insurance                                    44,212
      42,000     Hang Lung Group                                         52,475
     120,000     Johnson Electric Holdings                              152,246
                                                                      ---------
                                                                        248,933
                                                                      ---------
                 JAPAN - 9.3%
      10,000     Asahi Glass                                             82,151
       8,000     Kawasaki Kisen Kaisha                                   39,806
           8     Millea Holdings                                        104,556
       7,000     NEC                                                     51,559
        *300     NEC Electronics                                         21,957
      11,300     NGK Insulators                                          84,391
      43,000     Nippon Steel                                            92,326
       7,000     Nomura Holdings                                        119,259
      25,000     NSK                                                     91,253
       8,000     Oji Paper                                               51,680
         800     Oracle Corporation Japan                                41,449
          29     Pacific Management                                      37,631
       4,000     RICOH                                                   78,977
       3,370     Shin-Etsu Chemical                                     137,795
      36,000     Showa Denko KK                                          80,993
       2,100     Sony                                                    72,731
      25,000     Toshiba                                                 94,754
                                                                      ---------
                                                                      1,283,268
                                                                      ---------
                 KOREA, REPUBLIC OF - 1.6%
       2,519     Kookmin Bank ADR                                        95,319
         698     Samsung Electronics GDR (1/2 Voting)                   131,224
                                                                      ---------
                                                                        226,543
                                                                      ---------
                 MEXICO - 0.6%
       2,184     Grupo Televisa ADR                                      87,054
                                                                      ---------
                                                                         87,054
                                                                      ---------
                 NETHERLANDS - 1.7%
       6,803     ING Groep                                              158,316
       2,816     Philips                                                 82,049
                                                                      ---------
                                                                        240,365
                                                                      ---------
                 SINGAPORE - 2.1%
      18,000     City Developments                                       64,123
      21,000     Keppel                                                  75,428
     *36,000     Neptune Orient Lines                                    45,787
       9,000     Venture                                                105,988
                                                                      ---------
                                                                        291,326
                                                                      ---------
                 SPAIN - 1.6%
      18,392     Banco Santander                                        217,361
                                                                      ---------
                                                                        217,361
                                                                      ---------
                 SWEDEN - 0.9%
       3,386     SKF AB B                                               130,728
                                                                      ---------
                                                                        130,728
                                                                      ---------
                 SWITZERLAND - 1.5%
         206     Kuoni Reisen                                            68,850
         543     Nestle (Registered)                                    135,454
                                                                      ---------
                                                                        204,304
                                                                      ---------
                 TAIWAN - 2.0%
      52,000     Fubon Financial Holding                                 49,779
      17,740     Hon Hai Precision GDR                                  141,033
      73,000     Mega Financial                                          43,864
      61,000     Taishin Financial                                       45,099
                                                                      ---------
                                                                        279,775
                                                                      ---------
                 THAILAND - 1.2%
     *31,400     Bangkok Bank                                            86,380
     *52,838     Siam Commercial Bank                                    72,011
                                                                      ---------
                                                                        158,391
                                                                      ---------
                 UNITED KINGDOM - 5.1%
       9,176     BAA                                                     81,197
     *18,563     British Airways                                         76,959
      20,195     GKN                                                     96,149
      13,251     Lloyds TSB Group                                       105,856
      19,018     Misys                                                   71,809
      27,703     WPP Group                                              270,951
                                                                      ---------
                                                                        702,921
                                                                      ---------
                 UNITED STATES - 53.7%
      *1,945     Abercrombie & Fitch A                                   48,061
      *8,683     Accenture A                                            228,537
      *2,474     Affiliated Computer Services                           134,734
      *4,612     AirTran                                                 54,883
       1,355     Alberto-Culver                                          85,473
       1,949     Alliance Capital Management Holding                     65,779
       2,098     Analog Devices                                          95,774
       4,389     Bank of New York                                       145,364
       6,110     Citigroup                                              296,579
      *3,299     Cognizant Technology Solutions                         150,566
      *4,645     EMC                                                     60,013
      *3,520     ExpressJet                                              52,800
       3,598     Family Dollar Stores                                   129,096
       4,147     First Data                                             170,400
      *7,346     Fiserv                                                 290,240
       4,041     General Electric                                       125,190
         853     Goldman Sachs Group                                     84,217
       1,707     International Business Machines                        158,205
       3,939     Jefferies Group                                        130,066
       3,138     Johnson & Johnson                                      162,109

                                        6
                   GAM GLOBAL FUND / STATEMENT OF INVESTMENTS

                                                                             GAM


                                                                         MARKET
                                                                          VALUE
    HOLDINGS     DESCRIPTION                                                US$
--------------------------------------------------------------------------------
                 UNITED STATES - (CONTINUED)
       1,291     Johnson Controls                                       149,911
       1,070     Knight-Ridder                                           82,786
       2,044     Legg Mason                                             157,756
       9,335     Limited Brands                                         168,310
       5,548     Linear Technology                                      233,404
       3,903     Liz Claiborne                                          138,400
       2,392     Maxim Integrated                                       119,122
       4,362     MBNA                                                   108,396
       2,145     McCormick & Company                                     64,564
      *1,497     Mercury Interactive                                     72,814
       3,300     Merrill Lynch                                          193,545
       6,767     Microchip Technology                                   225,747
       5,637     Microsoft                                              155,243
       3,154     New York Times A                                       150,730
       3,948     Omnicom Group                                          344,779
      *5,705     Oracle                                                  75,306
       4,031     PepsiCo                                                187,925
       3,904     Pfizer                                                 137,928
       2,413     Rohm & Haas                                            103,059
       4,500     State Street                                           234,360
      *5,930     SunGard Data Systems                                   164,320
      *9,353     Taiwan Semiconductor Manufacturing ADR                  95,775
       2,528     Timken                                                  50,712
     *10,466     United Microelectronics ADR                             51,807
       1,340     United Technologies                                    126,992
      *4,792     Univision Communications                               190,194
       4,820     US Bancorp                                             143,540
      *4,572     Veritas Software                                       169,895
       4,932     Viacom B                                               218,882
       3,769     Wal-Mart Stores                                        199,945
       4,058     Walt Disney                                             94,673
      *3,807     Yum! Brands                                            130,961
                                                                     ----------
                                                                      7,409,867
                                                                     ----------
TOTAL EQUITIES (COST $11,403,953)                                    12,900,291
                                                                     ----------

PARTICIPATION NOTE - 1.3%

                 INDIA - 1.3%
       1,418     JP Morgan Investor Derivative
                   (Infosys Technologies) 2004-04-07                    173,421
                                                                     ----------
TOTAL PARTICIPATION NOTE (COST $139,098)                                173,421
                                                                     ----------
TOTAL INVESTMENTS (COST $11,672,901) - 95.9%                         13,240,794
OTHER ASSETS LESS LIABILITIES - 4.1%                                    566,575
                                                                     ----------
TOTAL NET ASSETS - 100.0%                                            13,807,369
                                                                     ==========

*     Non-income producing security

See notes to financial statements.

GEOGRAPHIC ANALYSIS AS AT
31ST DECEMBER, 2003

        [The table below represents a bar chart in the printed report.]

              UNITED STATES                                   53.7%
              JAPAN                                            9.3%
              OTHER ASSETS                                     5.6%
              GERMANY                                          5.3%
              UNITED KINGDOM                                   5.1%
              FRANCE                                           4.8%
              SINGAPORE                                        2.1%
              TAIWAN                                           2.0%
              HONG KONG                                        1.8%
              NETHERLANDS                                      1.7%
              KOREA, REPUBLIC OF                               1.6%
              SPAIN                                            1.6%
              SWITZERLAND                                      1.5%
              BRAZIL                                           1.4%
              INDIA                                            1.3%
              THAILAND                                         1.2%



INVESTMENT ANALYSIS AS AT
31ST DECEMBER, 2003

        [The table below represents a bar chart in the printed report.]

              SOFTWARE & SERVICES                             13.4%
              BANKS                                           10.8%
              DIVERSIFIED FINANCIALS                           9.4%
              TECHNOLOGY HARDWARE & EQUIPMENT                  7.8%
              MEDIA                                            6.9%
              CAPITAL GOODS                                    6.9%
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT         5.7%
              MATERIALS                                        5.4%
              REAL ESTATE                                      4.4%
              OTHER ASSETS                                     4.4%
              RETAILING                                        3.9%
              TRANSPORTATION                                   3.6%
              CONSUMER DURABLES & APPAREL                      3.4%
              INSURANCE                                        2.9%
              AUTOMOBILES & COMPONENTS                         2.6%
              PARTICIPATION NOTE                               1.9%
              HOUSEHOLD & PERSONAL PRODUCTS                    1.6%
              FOOD, BEVERAGE & TOBACCO                         1.3%
              HOTELS, RESTAURANTS & LEISURE                    1.3%
              PHARMACEUTICALS & BIOTECHNOLOGY                  1.2%
              BONDS                                            1.2%

                                       7
                   GAM GLOBAL FUND / STATEMENT OF INVESTMENTS

GAM International Fund

FUND MANAGEMENT

[PHOTO]

GRAHAM WAINER IS MANAGING DIRECTOR - PORTFOLIO MANAGEMENT AND PRODUCT DEVELOPMENT. HE JOINED GAM IN 1998 HAVING PREVIOUSLY BEEN EXECUTIVE DIRECTOR OF EFG PRIVATE BANK AND MANAGING DIRECTOR OF ITS ASSET MANAGEMENT SUBSIDIARY. HE HOLDS A B. COMMERCE DEGREE FROM THE UNIVERSITY OF WITWATERSRAND AND A MASTERS DEGREE IN ECONOMICS FROM THE UNIVERSITY OF CAPE TOWN. ALONG WITH MR. WAINER THE INTERNATIONAL FUND INVESTMENT TEAM INCLUDES JOHN BENNETT, INVESTMENT DIRECTOR RESPONSIBLE FOR EUROPEAN MARKETS AND MICHAEL BUNKER, INVESTMENT DIRECTOR AND CHIEF INVESTMENT OFFICER WITH OVERALL RESPONSIBILITY FOR PACIFIC INVESTMENTS INCLUDING JAPAN. MR. WAINER AND TEAM TOOK OVER PRIMARY RESPONSIBILITY FOR FUND MANAGEMENT FROM JEAN-PHILIPPE CREMERS DURING THE SECOND QUARTER OF 2001.

The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in countries other than the United States, including Canada, the United Kingdom, Continental Europe and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

Investments  in  securities  of foreign  issuers  involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS

THE FACTS - CLASS A SHARES

                                                        GAM
                                              INTERNATIONAL
                                             CLASS A (AFTER                     AVERAGE
                                       GAM          MAXIMUM          MSCI       1 MONTH
                             INTERNATIONAL    SALES LOAD OF          EAFE       DEPOSIT
                                   CLASS A           5.50%)         INDEX          RATE

31 December, 2003                US$ 16.65        US$ 17.62      1,288.77
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003            15.14             8.81         17.11          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 31.44            24.21         39.17          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
5 years to December, 2003            (7.04)           (8.09)         0.26          3.73
---------------------------------------------------------------------------------------
10 years to December, 2003            2.02             1.44          4.78          4.56
---------------------------------------------------------------------------------------
15 years to December, 2003            7.53             7.13          3.96          5.12
---------------------------------------------------------------------------------------
Since inception                      12.59            12.25         11.35          5.64
---------------------------------------------------------------------------------------

Performance is calculated on a total return basis. Class A inception was on 2nd January, 1985, Class B on 26th May, 1998, Class C on 19th May, 1998 and Class D on 18th September, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                       8
                    GAM INTERNATIONAL FUND / FUND MANAGEMENT

                                                                             GAM


        [The table below represents a line chart in the printed report.]


                           GAM
                 INTERNATIONAL
                       CLASS A                      AVERAGE
         GAM    (AFTER MAXIMUM           MSCI       1 MONTH
INTERNATIONAL       SALES LOAD           EAFE       DEPOSIT
      CLASS A        OF 5.50%)          INDEX          RATE         DATE
-------------   --------------          -----          ----         ----
      10000              10000          10000         10000
      10083            9528.43        10292.6         10053
      10148            9589.86        10234.9       10117.7
      10414            9841.23        11032.1       10207.2
      10549             9968.8        10997.8       10270.2
      10930            10328.8        11468.5       10352.7
      11324            10701.2        11766.6       10418.5
      11523            10889.2        12378.2       10474.6
      11964              11306        12779.5       10553.6
      12500            11812.5        13531.4       10624.7
      13818              13058        14456.2       10682.5
      14885            14066.3          15054       10763.3
      15926            15050.1        15771.4         10839         12/31/85
      16674            15756.9        16171.4       10912.7
      17908            16923.1        17967.7       10979.2
      19795.3          18706.5        20499.3       11052.3
      21583.5          20396.4        21847.2       11108.7
      20127.6          19020.6        20880.8       11182.5
      20932.8          19781.5        22309.8       11248.6
      20388.1          19266.8        23690.9       11301.7
      22824.8          21569.4        26031.8       11371.9
      22523.7          21284.9        25770.7       11430.2
      21875.1            20672        24054.9       11488.1
      22819.6          21564.6        25446.9       11539.7
      23491.9          22199.8        26801.8         11604         12/31/86
      25718.6          24304.1        29654.4       11665.8
      26709.9          25240.9        30549.4         11721
      28772.3          27189.8        33060.2       11785.3
      30249            28585.3        36564.1       11835.1
      30075.8          28421.6        36570.7       11910.4
      29893.8          28249.6        35412.3       11983.9
      30476.5          28800.3        35356.6       12054.7
      31662.6          29921.2          38015       12117.6
      31232.5          29514.7        37423.5       12194.8
      26630.6            25166        32186.7       12272.1
      25559.1          24153.3          32511       12339.7
      26321.5          24873.8        33484.4       12429.3         12/31/87
      24759            23397.2        34089.9       12499.4
      26159.1          24720.4          36371       12563.9
      27022.6          25536.3        38614.1       12642.1
      27134.4            25642        39182.4       12708.6
      26990.1          25505.6        37935.1       12775.9
      26845.8          25369.3          36943       12863.4
      27295.1          25793.9        38109.7       12941.9
      26332.6          24884.3        35639.3       13020.5
      27715.6          26191.3        37203.7       13122.9
      29966.3          28318.2        40395.6       13205.9
      31646.1          29905.6        42810.3       13289.5
      31982.3          30223.3        43056.6       13412.2
      31926.2          30170.2          43823       13503.3
      31708            29964.1        44056.8       13611.2
      31042.8          29335.5        43200.6       13725.2
      31654            29913.1        43609.8       13829.8
      30886.4          29187.6        41244.7       13933.7
      31853.6          30101.7        40559.5         14062
      35312.1            33370        45661.3       14163.6
      35724.8          33759.9        43616.2       14259.6
      35615.6          33656.8          45611       14383.8
      34678.9          32771.6        43787.4       14479.3
      36705.1          34686.4        45997.6       14576.1
      39166.5          37012.4        47705.8       14704.3         12/31/89
      38727.1          36597.1        45940.4       14792.6
      37826.3          35745.8        42743.7       14886.1
      38053.1          35960.1        38299.6       15007.1
      36585.9          34573.7        38005.9       15099.7
      39571.1          37394.7          42354       15197.8
      41214.1          38947.3        41991.1       15322.2
      42970.5          40607.1        42593.4       15415.2
      37833.2          35752.4        38468.8       15532.5
      37479.2          35417.8        33118.8       15633.6
      38048.4          35955.8          38290       15724.3
      36400.8          34398.8        36042.2       15843.2
      36306            34309.1        36640.1       15956.8         12/31/90
      37019.5          34983.4        37835.5       16040.7
      38533.8          36414.5        41902.6       16144.7
      37653.3          35582.4        39397.2       16238.9
      36919.4          34888.8        39795.5       16312.6
      37345.6          35291.6        40222.5       16405.6
      36436.7          34432.7        37277.5       16484.2
      37179.1          35134.2        39119.1       16567.1
      37167.8          35123.6        38334.2       16646.3
      38853            36716.1        40506.2       16725.7
      39276.4          37116.2        41090.6       16787.1
      39157.9          37004.2        39183.2       16868.6
      41954.8          39647.3          41219       16943.2         12/31/91
      41243.4            38975        40350.7       17004.7
      41546.3          39261.2        38917.5       17058.1
      40619.8          38385.7        36359.1       17119.6
      41543.6          39258.7        36541.1         17166
      43990.2          41570.7        38998.3       17229.8
      45359.1          42864.4        37161.4       17288.1
      46691.3          44123.3        36222.3       17344.2
      49483.7          46762.1        38506.5       17393.9
      47716.9          45092.5        37758.3       17441.2
      44604.9          42151.6        35789.2       17485.3
      43063.7          40695.2          36137       17531.5
      43247.8          40869.2        36334.8         17591         12/31/92
      44198.3          41767.4        36341.2         17636
      46832.5          44256.7        37449.7       17677.9
      48616.8          45942.9          40725       17726.8
      50853.8          48056.8        44601.1       17771.4
      52354.8          49475.3        45553.9       17812.5
      51338.9          48515.3        44853.7       17862.4
      52003.2            49143        46434.1       17907.5
      58652.1          55426.3        48951.3       17949.5
      60716.5          57377.1        47860.2       18000.7
      66229.1          62586.5        49345.6       18044.5
      65652.7          62041.8        45042.7       18091.5
      77830.6          73549.9        48305.3       18145.3         12/31/93
      76697.6          72479.3        52399.7       18189.8
      72306.7          68329.9        52265.3       18232.1
      69597.3          65769.5        50025.3       18289.8
      67686.2          63963.5          52159       18341.6
      68141.9          64394.1        51870.6         18395
      70275.6          66410.4        52615.3       18465.6
      70145            66287.1        53132.9       18535.1
      69749.4          65913.2        54402.5       18599.7
      70914.4          67014.1          52701       18676.4
      72929.3          68918.2        54468.2       18746.4
      70768.9          66876.6        51862.5       18817.5
      69871.8          66028.9        52199.3       18924.1         12/31/94
      72048.5          68085.8        50206.5       19006.5
      76690.1          72472.1        50075.3       19092.8
      82127.6          77610.6        53212.5       19202.5
      82789.6          78236.1          55228       19290.8
      85323.6          80630.8        54583.9       19391.5
      83776.4          79168.7        53641.1       19489.3
      84170.3          79540.9        56995.2       19578.7
      82115.5          77599.1        54834.9       19665.3
      84397.7          79755.8        55920.1       19776.6
      86895.1          82115.9        54431.3         19860
      88641.3          83766.1          55960         19946
      90897.3          85897.9          58229       20060.8         12/31/95
      89408.6          84491.1        58481.9       20139.8
      86984.1            82200        58694.1       20221.9
      86346              81597        59955.5       20327.5
      84432            79788.2        61713.3         20414
      83496.2          78903.9        60592.4       20503.9
      84517            79868.6        60948.3       20591.3
      87409.4          82601.9        59182.2       20668.1
      88057.1          83213.9        59327.1       20772.2
      89847.2          84905.6        60918.2       20864.4
      91083.2          86073.6        60309.9       20939.3
      99053.5          93605.6        62724.6       21041.8
      99063.5            93615        61932.8       21138.8         12/31/96
      101674           96081.7        59779.6       21234.6
      106338            100490        60771.8       21321.7
      104840           99074.2        61006.9         21418
      109291            103280        61345.3       21512.1
      113056            106838        65352.5         21617
      118448            111934        68971.4       21715.8
      131885            124631        70101.4       21798.2
      118372            111861        64880.3       21913.3
      127716            120692        68529.5       22019.4
      118071            111577          63277       22123.4
      120180            113571        62646.5       22217.7
      127723            120698        63207.3         22334         12/31/97
      131941            124685        66112.7       22443.9
      138449            130834        70370.3       22540.3
      147245            139146          72553       22649.8
      147738            139613        73143.8       22753.4
      149264            141055        72805.4       22854.5
      149848            141606        73372.7       22965.6
      155188            146653        74132.9       23073.9
      141403            133626          64965       23182.4
      133704            126350        62990.2       23287.2
      128328            121270        69574.1       23391.2
      130697            123509        73155.7       23490.9
      136938            129407        76059.4       23600.5         12/31/98
      129558            122433          75852       23699.8
      125504            118601        74061.8       23787.9
      122315            115588        77171.2       23885.7
      123500            116707        80315.9       23980.7
      120356            113737        76197.3       24078.1
      120220            113608        79185.6       24173.3
      115801            109432        81557.5       24279.6
      115436            109087        81873.5         24386
      111838            105686        82715.9       24492.3
      116302            109905        85832.2       24603.4
      127372            120366        88832.1       24710.8
      146505            138447        96822.3       24845.2         12/31/99
      136938            129407        90687.2       24965.8
      156800            148176        93145.6       25081.5
      144819            136854        96774.3       25206.7
      125823            118903        91699.2       25333.6
      113386            107150        89477.5         25468
      119582            113005        92997.8       25604.5
      117901            111417          89117       25747.7
      116776            110354        89908.8       25891.2
      114271            107986        85548.8       26030.2
      111817            105667        83545.4       26175.2
      109874            103831        80430.3       26315.7
      113183            106958        83307.8       26461.6         12/31/00
      108378            102417        83268.6       26607.1
      104024           98303.1        77032.2       26719.5
      97070.6          91731.7        71931.8       26838.8
      98257.8          92853.6        76976.9       26948.6
      95261.5          90022.1        74321.2       27048.4
      92943.5          87831.6        71309.5       27137.6
      90342.9          85374.1        70017.7       27224.9
      89325.3          84412.4        68258.5       27309.6
      79601.3          75223.2        61360.2       27392.2
      81184.3          76719.1        62929.3       27451.2
      83897.9          79283.6        65253.1       27500.9
      85424.4            80726        65642.1       27548.4         12/31/01
      82088.8          77573.9        62159.2       27590.9
      82315            77787.6        62598.2       27628.6
      85537.5          80832.9        66015.7       27669.7
      87629.2          82809.6        66493.8       27709.5
      88477.3            83611        67395.8       27750.7
      85141.7          80458.9        64738.2       27790.6
      77509.5          73246.5        58352.1       27831.9
      76322.2          72124.5        58233.5       27872.6
      69707.7          65873.7        51994.1         27912
      72138.7            68171        54792.5       27953.4
      74004.3          69934.1        57286.3         27991
      72308.3          68331.3        55364.4       28023.1         12/31/02
      69311.9          65499.8        53057.3       28053.6
      66994            63309.3        51844.4       28080.5
      65128.3          61546.3        50864.6       28110.3
      69538            65713.5        55908.2       28138.5
      74173.9          70094.4        59347.7       28167.7
      75135            71002.6        60816.6       28196.6
      77679.1          73406.7        62297.8       28221.4
      79770.9          75383.5        63813.1       28246.1
      82541.1          78001.3        65792.9       28270.7
      86498.5          81741.1        69897.9       28295.5
      88138.1          83290.5        71461.9       28319.4
      95041.5          89814.2        77048.1       28345.6         12/31/03

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Europe, Australasia and Far East Index is a market value weighted, unmanaged index of the weighted share prices of some 1,093 companies listed on the stock exchanges of Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 20 countries. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN - CLASS A

        [The table below represents a bar chart in the printed report.]

                                                GAM
                                      INTERNATIONAL
                                     (AFTER MAXIMUM          MSCI
                                GAM      SALES LOAD          EAFE
                       INTERNATIONAL      OF 5.50%)         INDEX
                             -------     ----------           ---
                             INT/NTR     INT/NTR/SL           WCI
                             -------     ----------           ---
            1 Year             31.44          24.21         39.17
            5 Years            -7.04          -8.09          0.26
            10 Years            2.02           1.44          4.78
            15 Years            7.53           7.13          3.96
            Since Inception    12.59          12.25         11.35

                                                         GAM
                                               INTERNATIONAL
                                                     CLASS A
                                   GAM        (AFTER MAXIMUM               MSCI
                          INTERNATIONAL           SALES LOAD               EAFE
                                CLASS A            OF 5.50%)              INDEX
YEAR                                  %                    %                  %
--------------------------------------------------------------------------------
1999                               6.99                 1.10              27.30
--------------------------------------------------------------------------------
2000                             (22.74)              (26.99)            (13.96)
--------------------------------------------------------------------------------
2001                             (24.53)              (28.68)            (21.21)
--------------------------------------------------------------------------------
2002                             (15.35)              (20.01)            (15.66)
--------------------------------------------------------------------------------
2003                              31.44                24.21              39.17
--------------------------------------------------------------------------------

                                       9
                    GAM INTERNATIONAL FUND / REPORT TO SHAREHOLDERS

GAM International Fund

THE FACTS - CLASS B SHARES

                                                        GAM
                                              INTERNATIONAL                     AVERAGE
                                       GAM          CLASS B          MSCI       1 MONTH
                             INTERNATIONAL   (WITH DEFERRED          EAFE       DEPOSIT
                                   CLASS B     SALES CHARGE)        INDEX          RATE

31 December, 2003                US$ 16.61                       1,288.77
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003            14.86             9.86         17.11          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 30.51            25.51         39.17          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
3 years to December, 2003            (6.33)           (7.28)        (2.57)         2.32
---------------------------------------------------------------------------------------
5 years to December, 2003            (7.69)           (7.99)         0.26          3.73
---------------------------------------------------------------------------------------
Since inception*                     (8.44)           (8.57)         0.58          3.93
---------------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                                        GAM
                                              INTERNATIONAL                     AVERAGE
                                       GAM          CLASS C          MSCI       1 MONTH
                             INTERNATIONAL   (WITH DEFERRED          EAFE       DEPOSIT
                                   CLASS C    SALES CHARGE)         INDEX          RATE

31 December, 2003                US$ 16.76                       1,288.77
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003            14.83            13.83         17.11          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 30.34            29.34         39.17          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
3 years to December, 2003            (6.40)           (6.40)        (2.57)         2.32
---------------------------------------------------------------------------------------
5 years to December, 2003            (7.72)           (7.72)         0.26          3.73
---------------------------------------------------------------------------------------
Since inception*                     (8.07)           (8.07)         1.02          3.94
---------------------------------------------------------------------------------------

THE FACTS - CLASS D SHARES

                                                        GAM
                                              INTERNATIONAL
                                                    CLASS D        (AFTER       AVERAGE
                                       GAM          MAXIMUM          MSCI       1 MONTH
                             INTERNATIONAL       SALES LOAD          EAFE       DEPOSIT
                                   CLASS D        OF 3.50%)         INDEX          RATE

31 December, 2003                US$ 16.44        US$ 17.04      1,288.77
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003            15.07            11.04         17.11          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 31.10            26.52         39.17          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
3 years to December, 2003            (5.94)           (7.05)        (2.57)         2.32
---------------------------------------------------------------------------------------
5 years to December, 2003            (7.26)           (7.92)         0.26          3.73
---------------------------------------------------------------------------------------
Since inception*                      1.39             0.95          4.26          4.46
---------------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, 19th May, 1998 for Class C shares and 18th September, 1995 for Class D shares.

THE COMMENT

The Fund's Class A NAV achieved a return of 31.44% for the year ending 31 December 2003. This performance lagged the index return for the same period of 39.17%.

In the Pacific, the region's major markets enjoyed good gains in 2003. In local currency terms, the Nikkei index was up 24.45%, Hong Kong 37.49%, Singapore 34.73%, and Australia 15.86% for the year.

In terms of individual economies, China continues to achieve rapid growth with its exports and imports rising by 33% and 39% respectively, producing a trade surplus of US$20 billion. There is also no sign that the level of foreign direct investment is abating, which is likely to ensure that China's growth remains strong.

We continue to take advantage of this situation by investing in companies which are benefiting from activities on the mainland. An example is Hong Kong and Singapore property developers which are profiting significantly from their projects on the mainland, particularly in Shanghai.

Another sector which is witnessing strong demand is energy and oil. It appears that China is increasingly unable to meet its own energy needs, which will benefit holdings in the fund such as the China National Offshore Oil Corporation
- CNOOC.

The Fund also maintained an overweight exposure to the Singapore equity market, where there are a number of quasi-monopoly companies which are beneficiaries of consolidation in their respective sectors and whose profitability should be significantly enhanced as a result.

The authorities in Japan are seemingly tackling some of the difficulties in the banking sector, as evidenced by the recent re-structuring of Resona Bank but rapid progress is unlikely given the magnitude of the problem. Gains in the equity market reflected the fact that valuations of many companies are now attractive following rigorous costcutting and an improved operating environment.

In Australia, a new addition to the portfolio in 2003 was Promina, the former Royal SunAlliance subsidiary, whose shares gained an impressive 80% following its listing in May 2003.

In Europe, 2003 can perhaps best be summed up by the term mean reversion. Those stocks and sectors which had performed poorest since the market's peak in March 2000, rebounded the strongest in 2003. Indeed, the trend was aided and abetted by government and central bank policy aimed at upping risk appetite. Corporate bond spreads therefore narrowed and the riskier the asset the better as far as short-term performance was concerned.

Our continued lack of exposure to the technology sector hurt us in this respect, offset to some extent by our early commitment to the mining sector. Of further help was our selection of "self-helpers", with names such as Swiss Life, RMC, Richemont, Cable and Wireless and Reuters proving fruitful investments. Of these, only Cable and Wireless remains in the portfolio.

During the final quarter of the year, our analysis concluded that the grab for beta by investors had led to a number of opportunities for those with a more contrarian leaning. A good number of European blue-chips have lagged the rally and are ending the year on attractive valuations and dividend yields. Of particular note is the oil sector, where sell side analysts are forecasting a substantial decline in earnings for the year 2004. We anticipate that such meagre expectations are there to be beaten. Moreover, dividend yields north of 4%, supported by prodigious cash generation, are attributes that should be only temporarily snubbed. The year ahead therefore sees us seeking to profit from such laggards as well as a selection of recovery situations. Recent purchases among the latter have been Clariant and RWE. We intend to stay clear of the straw fire known as the technology sector.

                                       10
                 GAM INTERNATIONAL FUND / REPORT TO SHAREHOLDERS

                                                                             GAM

STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 2003
                                                                         MARKET
                                                                          VALUE
    HOLDINGS     DESCRIPTION                                                US$
--------------------------------------------------------------------------------
EQUITIES - 102.2%
                 AUSTRALIA - 4.6%
     436,800     AWB                                                  1,469,839
     415,000     Promina Group                                        1,024,711
      92,432     Rio Tinto                                            2,588,481
      44,000     St. George Bank                                        645,902
                                                                     ----------
                                                                      5,728,933
                                                                     ----------
                 BELGIUM - 1.5%
      49,210     UCB                                                  1,851,258
                                                                     ----------
                                                                      1,851,258
                                                                     ----------
                 CHINA - 1.4%
     878,000     CNOOC                                                1,724,618
                                                                     ----------
                                                                      1,724,618
                                                                     ----------
                 DENMARK - 0.9%
      49,000     Den Danske Bank                                      1,147,347
                                                                     ----------
                                                                      1,147,347
                                                                     ----------
                 FINLAND - 0.4%
      26,250     UPM-Kymmene                                            499,538
                                                                     ----------
                                                                        499,538
                                                                     ----------
                 FRANCE - 12.9%
      16,000     Arcelor                                                278,302
      30,000     Autoroutes du sud de la France                       1,004,363
      16,800     Aventis                                              1,107,971
      18,550     AXA                                                    396,199
       9,500     BNP Paribas SA                                         596,878
      19,000     Bouygues                                               662,879
      61,861     Credit Agricole                                      1,473,857
      22,800     France Telecom                                         650,253
     *26,300     Lagardere Groupe                                     1,515,041
       3,300     L'Air Liquide                                          581,473
      13,000     Societe Generale                                     1,145,326
      32,250     Suez                                                   646,596
       7,225     Technip SA                                             780,212
      22,000     Thomson                                                467,117
      14,000     Total                                                2,597,247
      29,400     Veolia Environnement                                   788,161
     *63,480     Vivendi Universal                                    1,539,595
                                                                     ----------
                                                                     16,231,470
                                                                     ----------
                 GERMANY - 10.0%
       5,400     Allianz (Registered)                                   680,324
       8,000     BASF                                                   450,579
      17,250     Bayer                                                  508,034
     *28,000     Bayerische Hypo-Vereinsbank                            651,955
      16,000     Bayerische Motoren Werke                               744,084
      23,000     BERU                                                 1,485,022
      43,550     Commerzbank                                            847,942
      10,360     DaimlerChrysler                                        483,750
       7,910     Deutsche Bank                                          656,069
     *72,350     Deutsche Telekom (Registered)                        1,324,008
      15,500     E.ON                                                 1,013,066
     *28,900     Hypo Real Estate Holding                               714,740
      16,275     MAN                                                    492,633
       6,320     Munchener Ruckversicherung (Registered)                770,140
      18,160     RWE                                                    722,255
      12,500     Siemens                                              1,003,734
                                                                     ----------
                                                                     12,548,335
                                                                     ----------
                 HONG KONG - 7.0%
     158,000     Cheung Kong Holdings                                 1,251,586
     103,900     Hang Seng Bank                                       1,365,036
     387,000     Henderson Land Development                           1,709,754
     439,000     Hong Kong & China Gas                                  670,056
     228,000     Sun Hung Kai Properties                              1,879,504
     316,500     Swire Pacific A                                      1,948,633
                                                                     ----------
                                                                      8,824,569
                                                                     ----------
                 ITALY - 2.8%
     150,000     Banca Intesa SpA                                       585,249
     100,000     Enel                                                   678,385
      80,000     ENI                                                  1,506,292
    *363,095     Telecom Italia RNC                                     738,041
                                                                     ----------
                                                                      3,507,967
                                                                     ----------
                 JAPAN - 16.9%
      16,650     Aiful                                                1,218,596
      32,000     Canon                                                1,490,665
      35,700     Daito Trust Construction                             1,059,802
      19,900     Fanuc                                                1,192,662
      39,000     Fuji Photo Film                                      1,259,709
      16,700     Honda Motor                                            742,084
      23,000     Ito-Yokado                                             723,581
      16,300     JAFCO                                                1,281,236
      35,000     KAO                                                    712,285
     242,000     Mitsubishi                                           2,566,393
     209,000     Mitsubishi Estate                                    1,982,300
      42,000     Nomura Holdings                                        715,553
      13,100     ORIX                                                 1,083,514
      88,000     RICOH                                                1,737,491
      31,700     Sony                                                 1,097,900
      87,000     TonenGeneral Sekiyu KK                                 720,398
      24,000     Toyota Motor                                           811,053
         310     Vodafone Holdings KK                                   830,564
                                                                     ----------
                                                                     21,225,786
                                                                     ----------
                 NETHERLANDS - 8.9%
      20,675     ABN AMRO Holdings                                      482,700
      35,000     Fortis Group                                           703,494
      37,950     ING Groep                                              883,154
     *40,000     Koninklijke Ahold                                      304,078
     *80,000     KPN                                                    616,211
     112,500     Royal Dutch Petroleum                                5,918,567
      58,369     Telegraaf Holdings                                   1,314,992
      15,000     Unilever                                               978,876
                                                                     ----------
                                                                     11,202,072
                                                                     ----------
                 SINGAPORE - 4.8%
   1,067,000     Capitaland                                             973,827
     134,000     DBS Group                                            1,159,866
     692,000     Hong Kong Land Holdings                              1,176,400
     917,000     Singapore Exchange                                     912,518
      82,000     Singapore Press Holdings                               912,560
     109,000     United Overseas Bank                                   847,200
                                                                     ----------
                                                                      5,982,371
                                                                     ----------
                 SPAIN - 2.8%
      86,000     Banco Bilbao Vizcaya Argentaria                      1,185,224
      75,000     Banco Santander                                        886,369
     100,000     Telefonica                                           1,465,010
                                                                     ----------
                                                                      3,536,603
                                                                     ----------

                                       11
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS

GAM International Fund

                                                                         MARKET
                                                                          VALUE
    HOLDINGS     DESCRIPTION                                                US$
--------------------------------------------------------------------------------
                 SWITZERLAND - 4.8%
     *24,800     Clariant                                               365,383
       7,700     Nestle (Registered)                                  1,920,804
      35,500     Novartis (Registered)                                1,609,207
      15,000     Roche Holding Genussscheine                          1,510,656
      *4,030     Zurich Financial Services                              579,107
                                                                    -----------
                                                                      5,985,157
                                                                    -----------
                 UNITED KINGDOM - 22.5%
     200,000     BAE Systems                                            600,030
     100,000     BG Group                                               511,318
     150,990     BHP Billiton                                         1,313,881
     491,730     BP3,972,032
     205,000     BT Group                                               688,140
     215,000     Cable & Wireless                                       511,809
     132,000     Daily Mail & General Trust  A                        1,551,127
     180,000     Gallaher Group                                       1,925,802
     126,600     GlaxoSmithKline                                      2,889,559
     165,000     HSBC Holdings                                        2,583,249
     103,000     Imperial Tobacco                                     2,020,309
     235,000     J Sainsbury                                          1,310,548
     *70,000     Marconi                                                738,937
     190,000     National Grid Transco                                1,356,041
     122,300     Prudential                                           1,029,879
     300,000     Somerfield                                             740,899
      85,000     United Utilities                                       751,018
      47,222     United Utilities A                                     256,401
   1,400,000     Vodafone Group                                       3,457,530
                                                                    -----------
                                                                     28,208,509
                                                                    -----------
TOTAL EQUITIES (COST $113,131,449)                                  128,204,533
                                                                    -----------
TOTAL INVESTMENTS (COST $113,131,449) - 102.2%                      128,204,533
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2%)                       (2,789,316)
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           125,415,217
                                                                    ===========

*     Non-income producing security

See notes to financial statements.

GEOGRAPHIC ANALYSIS AS AT
31ST DECEMBER, 2003

        [The table below represents a pie chart in the printed report.]

          LIABILITIES IN EXCESS OF OTHER ASSETS AND OTHER         0.5%
          BELGIUM                                                 1.5%
          SPAIN                                                   2.8%
          ITALY                                                   2.8%
          AUSTRALIA                                               4.6%
          SWITZERLAND                                             4.8%
          SINGAPORE                                               4.8%
          HONG KONG                                               7.0%
          NETHERLANDS                                             8.9%
          GERMANY                                                10.0%
          FRANCE                                                 12.9%
          JAPAN                                                  16.9%
          UNITED KINGDOM                                         22.5%


INVESTMENT ANALYSIS AS AT
31ST DECEMBER, 2003

        [The table below represents a pie chart in the printed report.]

          ENERGY                                                 13.3%
          BANKS                                                  12.7%
          TELECOMMUNICATION SERVICES                              8.5%
          REAL ESTATE                                             7.6%
          PHARMACEUTICALS & BIOTECHNOLOGY                         7.0%
          DIVERSIFIED FINANCIALS                                  6.8%
          FOOD, BEVERAGE & TOBACCO                                6.5%
          CAPITAL GOODS                                           6.0%
          MATERIALS                                               5.7%
          UTILITIES                                               5.4%
          MEDIA                                                   5.3%
          INSURANCE                                               3.5%
          AUTOMOBILES & COMPONENTS                                3.3%
          TECHNOLOGY HARDWARE & EQUIPMENT                         3.1%
          CONSUMER DURABLES & APPAREL                             2.2%
          FOOD & STAPLES RETAILING                                1.8%
          OTHER                                                   1.3%


                                       12
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS

                                                                             GAM

GAM Pacific Basin Fund

FUND MANAGEMENT

[PHOTO]

MICHAEL S. BUNKER, INVESTMENT DIRECTOR AND CHIEF INVESTMENT OFFICER, HAS OVERALL RESPONSIBILITY FOR PACIFIC INVESTMENTS INCLUDING JAPAN. PRIOR TO JOINING GAMIN 1985, HE WORKED FOR J. ROTHSCHILD CHARTERHOUSE MANAGEMENT LTD. IN HONG KONG. HE HAS OVER 31 YEARS INVESTMENT EXPERIENCE, PRIMARILY IN ASIAN MARKETS. HE COMMENCED MANAGEMENT OF GAMPACIFIC BASIN ON 6TH MAY, 1987. MR. BUNKER ALSO MANAGED THE OFFSHORE FUND GAMPACIFIC, INC. MR. BUNKER IS NOW BASED IN LONDON, HAVING LIVED IN HONG KONG FOR THREE YEARS.

[PHOTO]

JOHN MYTTON IS THE INVESTMENT DIRECTOR RESPONSIBLE FOR ASIA EX JAPAN INVESTMENTS AS A MEMBER OF THE PACIFIC TEAM. PRIOR TO JOINING GAM IN 1995 HE WAS DIRECTOR OF SWISS BANK CORPORATION INTERNATIONAL FINANCE (ASIA). FROM 1978 TO 1990 HE WAS AN INTERNATIONAL EXECUTIVE WITH HONG KONG AND SHANGHAI BANKING CORP WORKING IN HONG KONG, OMAN AND SINGAPORE. MR. MYTTON IS BASED IN HONG KONG.

The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in the Pacific Basin, including Japan, Hong Kong, Singapore, Malaysia, Indonesia, the Philippines, Korea, Taiwan, India, Australia and New Zealand. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be invested substantially in debt securities of Pacific Basin companies and their governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

Investments  in  securities  of foreign  issuers  involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS

THE FACTS - CLASS A SHARES

                                                        GAM
                                              PACIFIC BASIN
                                             CLASS A (AFTER                     AVERAGE
                                       GAM          MAXIMUM          MSCI       1 MONTH
                             PACIFIC BASIN       SALES LOAD       PACIFIC       DEPOSIT
                                   CLASS A        OF 5.50%)         INDEX          RATE

31 December, 2003                 US$ 9.04         US$ 9.57      1,651.31
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003             9.08             3.08          9.83          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 33.83            26.47         38.98          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
5 years to December, 2003             5.38             4.20          2.12          3.73
---------------------------------------------------------------------------------------
10 years to December, 2003           (0.24)           (0.80)        (0.96)         4.56
---------------------------------------------------------------------------------------
15 years to December, 2003            5.60             5.21         (1.81)         5.12
---------------------------------------------------------------------------------------
Since inception                       5.13             4.78         (0.47)         5.37
---------------------------------------------------------------------------------------

Performance is calculated on a total return basis. Class A inception was on 6th May, 1987, Class B on 26th May, 1998, Class C on 1st June, 1998 and Class D on 18th October, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                       13
                    GAM PACIFIC BASIN FUND / FUND MANAGEMENT

GAM Pacific Basin Fund

        [The table below represents a line chart in the printed report.]

                           GAM
                 PACIFIC BASIN
                CLASS A (AFTER                      AVERAGE
          GAM          MAXIMUM           MSCI       1 MONTH
PACIFIC BASIN       SALES LOAD        PACIFIC       DEPOSIT
      CLASS A        OF 5.50%)          INDEX          RATE         DATE
-------------       ----------        -------       -------         ----
      10000              10000          10000         10000
      10394            9822.33        9646.93       10042.1
      10212            9650.34        9013.78         10104
      10769            10176.7        8801.83       10163.8
      11222            10604.8        9848.74       10216.7
      11658            11016.8        9564.74       10281.9
      7915             7479.67        8525.66         10347
      8044             7601.58        8865.12         10404
      8245             7791.52        9002.51       10479.6         12/31/87
      8499             8031.56        9450.35       10538.7
      8832             8346.24        10118.3       10593.1
      9223             8715.74        10907.9         10659
      9638             9107.91          11047       10715.1
      9581             9054.04        10626.8       10771.8
      9898             9353.61        10266.8       10845.6
      10219            9656.96        10734.5       10911.7
      9541             9016.25        9941.12         10978
      9490             8968.05        10326.2       11064.4
      9654             9123.03        11176.3       11134.4
      10080             9525.6        12100.1       11204.8
      10159            9600.25        12170.2       11308.3         12/31/88
      10685            10097.3        12283.5       11385.1
      10562            9981.09        12441.9       11476.1
      10799            10205.1        12048.1       11572.2
      11351            10726.7        12056.7       11660.4
      11228            10610.5        11384.2         11748
      11143            10530.1        10878.1       11856.2
      12175            11505.4        12291.2       11941.8
      12449            11764.3        11532.2       12022.7
      13085            12365.3        12238.5       12127.5
      13176            12451.3        11912.3         12208
      13728              12973        12480.7       12289.6
      14561.5          13760.7        12495.8       12397.7         12/31/89
      14309.4          13522.4        11790.2       12472.2
      13533.8          12789.4        10647.4         12551
      13333.4          12600.1        8731.57         12653
      13485.9          12744.2        8791.46       12731.1
      14489.8          13692.8        10014.2       12813.8
      14768.5          13956.2        9612.32       12918.7
      15376            14530.4        9540.73       12997.1
      14435.3          13641.4        8632.19         13096
      12890.3          12181.3        7280.43       13181.3
      14163.1          13384.1        8855.04       13257.7
      13411.8          12674.2         7874.6         13358
      13374.9          12639.3        8211.34       13453.8         12/31/90
      13839.2            13078        8469.01       13524.5
      14672.4          13865.4        9514.35       13612.1
      14853.4          14036.4        8997.57       13691.6
      15058.5          14230.3        9230.35       13753.7
      15032.5          14205.7        9196.25       13832.2
      14516.7          13718.3        8596.99       13898.4
      15140.2          14307.5        8888.39       13968.3
      14658.4          13852.2        8439.19       14035.1
      15289.8          14448.8        9104.53       14102.1
      15559.6          14703.8        9493.46       14153.8
      15114.1          14282.8        8884.51       14222.5
      15611.1          14752.5        9158.66       14285.4         12/31/91
      15906.5          15031.6        8805.37       14337.3
      15608.6          14750.2        8190.11       14382.3
      14746.7          13935.7        7412.77       14434.1
      14873.1          14055.1        7074.53       14473.3
      15696.3            14833        7627.96         14527
      15348.2            14504        7029.66       14576.2
      14733.3            13923        6933.51       14623.5
      15366            14520.8        7884.96       14665.4
      15271.2          14431.3        7705.92       14705.3
      15614.6          14755.8        7435.42       14742.5
      15371.9          14526.4        7577.19       14781.4
      15554.2          14698.7           7492       14831.6         12/31/92
      15595.7            14738        7479.59       14869.5
      16204.9          15313.6        7843.84       14904.8
      17253.6          16304.6        8793.07       14946.1
      18934.8          17893.4        10195.7       14983.7
      19457.6          18387.4          10494       15018.4
      18934.5          17893.1        10323.6       15060.5
      19742.3          18656.5        10935.6       15098.4
      20589.2          19456.8        11260.8       15133.9
      20721.7            19582        10841.3       15177.1
      21685.2          20492.5        11083.6         15214
      20384.2          19263.1        9521.45       15253.6
      23566.6          22270.5        10186.8       15298.9         12/31/93
      25148.8          23765.6        11367.6       15336.5
      24820.6          23455.4        11662.3       15372.1
      23081.3          21811.8        11020.3       15420.8
      24594.4          23241.7        11498.5       15464.4
      25292.2          23901.2        11773.7       15509.4
      25168.2          23783.9        12160.6         15569
      25820.5          24400.3        11901.4       15627.6
      27166.1          25671.9          12110       15682.1
      26234.7          24791.8        11808.6       15746.7
      26520.3          25061.7        12109.1       15805.8
      24970.3            23597        11435.2       15865.6
      25314            23921.7        11513.9       15955.5         12/31/94
      22609.1          21365.6        10788.6         16025
      22400.8          21168.7        10523.3       16097.8
      22784.3          21531.2        11333.2       16190.3
      23476.7          22185.5        11817.2       16264.8
      24166.2          22837.1        11346.5       16349.6
      24177.7            22848        10867.7       16432.1
      25630            24220.4        11653.3       16507.5
      25698.2          24284.8        11216.2       16580.5
      25853            24431.1          11322       16674.4
      25506.3          24103.4        10773.3       16744.7
      25378.3          23982.5        11304.8       16817.1
      26452.8          24997.9        11858.4       16913.9         12/31/95
      27793.4          26264.8        11880.4       16980.6
      27356.9          25852.3        11748.2       17049.8
      27419.3          25911.2        12110.3       17138.8
      28479.3          26912.9        12728.9       17211.7
      27964.9          26426.8        12178.4       17287.6
      27559.6          26043.8        12182.7       17361.3
      25922.8          24497.1        11624.8         17426
      26265.1          24820.5        11320.6       17513.8
      26784.4          25311.2        11691.9       17591.5
      25808.7          24389.2          11151       17654.7
      27240.7          25742.5        11455.6       17741.1
      26349.4          24900.2          10862       17822.8         12/31/96
      26418.5          24965.5        9949.78       17903.7
      26211.3          24769.7        10158.7         17977
      25555.2          24149.6        9788.13       18058.3
      25917.8          24492.3        9993.22       18137.6
      28300.6          26744.1        10972.5         18226
      28974            27380.5        11653.7       18309.4
      29112.2            27511        11376.7       18378.8
      24803.8          23439.6        10249.9       18475.8
      24963.3          23590.3        10212.1       18565.3
      20551.7          19421.4        8973.63         18653
      19860.8          18768.4        8481.12       18732.6
      18445.9          17431.4        8109.88       18830.5         12/31/97
      17132.4          16190.1        8550.96       18923.2
      19093.1            18043         8859.2       19004.5
      19131.2            18079        8372.36       19096.9
      18312.6          17305.4        8207.88       19184.2
      16675.5          15758.4         7651.8       19269.4
      15419.2          14571.1        7638.09       19363.1
      15209.8          14373.2        7506.29       19454.4
      12963.2          12250.2        6620.15       19545.8
      13211.3          12484.7        6599.74       19634.2
      16126.5          15239.5        7744.05       19721.9
      17925.2          16939.3        8101.09         19806
      17709.3          16735.3        8328.26       19898.4         12/31/98
      17365            16409.9        8389.73       19982.2
      17085.3          16145.6        8227.27       20056.4
      19000.4          17955.4        9265.71       20138.9
      21711.7          20517.5        9886.63         20219
      21066.1          19907.5        9298.98       20301.1
      23583.7          22286.6          10156       20381.3
      23454.6          22164.6        10930.7         20471
      23056.5          21788.4        10821.2       20560.7
      22669            21422.2        11321.9       20650.3
      24111.4          22785.2        11761.6         20744
      26501            25043.4        12346.9       20834.5
      30974.2          29270.6        13155.3       20947.8         12/31/99
      28985            27390.9        12522.1       21049.5
      27258.2            25759        12248.9       21147.1
      27520.5          26006.9        13100.3       21252.7
      26099.6          24664.2        12191.1       21359.6
      23585.9          22288.6        11483.9       21472.9
      25881.1          24457.6        12372.1         21588
      24529.9          23180.8        11196.1       21708.8
      26468.4          25012.7        11807.4       21829.8
      24654.2          23298.2        11186.6       21946.9
      22889.6          21630.7        10546.1       22069.2
      22864.8          21607.2        10181.2       22187.7
      23784.3          22476.2        9781.75       22310.7         12/31/00
      24927.6          23556.5        9752.76       22433.4
      24132.3            22805        9337.95       22528.1
      21870.6          20667.8        8898.95       22628.7
      22442.3          21207.9        9485.17       22721.3
      22467.1          21231.4           9450       22805.4
      21870.6          20667.8        8999.43       22880.6
      20230.3          19117.7         8415.3       22954.2
      19609            18530.5        8217.55       23025.7
      17098.9          16158.4        7360.15       23095.3
      17819.6          16839.5        7438.01       23145.1
      19236.2          18178.2        7652.69       23186.9
      19633.9            18554        7314.85         23227         12/31/01
      19534.5          18460.1        6908.58       23262.9
      19584.2            18507        7094.59       23294.6
      20454              19329        7484.06       23329.3
      20975.9          19822.3        7819.47       23362.8
      21473              20292        8230.74       23397.6
      20081.2          18976.8        7802.74       23431.2
      18813.7            17779        7277.15         23466
      18515.5          17497.1        7226.45       23500.3
      17347.4          16393.3        6872.68       23533.6
      17223.1          16275.9        6599.36       23568.5
      17919            16933.5        6840.44       23600.2
      17198.3          16252.4           6656       23627.2         12/31/02
      16750.9          15829.6        6471.06       23652.9
      16726.1          15806.1        6477.81       23675.6
      15980.5          15101.6        6287.11       23700.8
      16055              15172        6345.13       23724.6
      16974.6            16041        6658.25       23749.1
      17869.3          16886.5        7081.82       23773.5
      18614.9          17591.1        7323.82       23794.5
      20155.8          19047.2        7979.76       23815.3
      21100.2          19939.7        8422.56         23836
      22168.9          20949.6        8862.22       23856.9
      21721.5          20526.8        8656.76       23877.1
      22991.3          21726.8        9250.67       23899.1         12/31/03

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Pacific Index is an arithmetical average weighted by market value of the performance of some 410 securities listed on the stock exchanges of Australia, Hong Kong, New Zealand, Singapore/Malaysia and Japan. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 5 countries. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN - CLASS A

        [The table below represents a bar chart in the printed report.]


                                                  GAM
                                        PACIFIC BASIN
                                       (AFTER MAXIMUM         MSCI
                                  GAM      SALES LOAD      PACIFIC
                        PACIFIC BASIN       OF 5.50%)        INDEX
                        -------------       ---------        -----
             1 Year             33.83          26.47         38.98
             5 Years             5.38            4.2          2.12
             10 Years           -0.24           -0.8         -0.96
             15 Years             5.6           5.21         -1.81
             Since Inception     5.13           4.78         -0.47

ANNUAL PERFORMANCE - CLASS A

                                                         GAM
                                               PACIFIC BASIN
                                                     CLASS A
                                    GAM       (AFTER MAXIMUM               MSCI
                          PACIFIC BASIN           SALES LOAD            PACIFIC
                                CLASS A            OF 5.50%)              INDEX
YEAR                                  %                    %                  %
--------------------------------------------------------------------------------
1999                              74.91                65.28              57.96
--------------------------------------------------------------------------------
2000                             (23.21)              (27.44)            (25.64)
--------------------------------------------------------------------------------
2001                             (17.45)              (21.99)            (25.22)
--------------------------------------------------------------------------------
2002                             (12.41)              (17.22)             (9.01)
--------------------------------------------------------------------------------
2003                              33.83                26.47              38.98
--------------------------------------------------------------------------------

                                       14
                 GAM PACIFIC BASIN FUND / REPORT TO SHAREHOLDERS

                                                                             GAM

THE FACTS - CLASS B SHARES

                                                        GAM
                                              PACIFIC BASIN                     AVERAGE
                                       GAM          CLASS B          MSCI       1 MONTH
                             PACIFIC BASIN   (WITH DEFERRED       PACIFIC       DEPOSIT
                                   CLASS B    SALES CHARGE)         INDEX          RATE

31 December, 2003                 US$ 9.22                       1,651.31
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003             8.78             3.78          9.83          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 32.01            27.02         38.98          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
3 years to December, 2003            (2.40)           (3.38)        (1.84)         2.32
---------------------------------------------------------------------------------------
5 years to December, 2003             3.53             3.18          2.12          3.73
---------------------------------------------------------------------------------------
Since inception*                      3.08             2.93          3.06          3.93
---------------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                                        GAM
                                              PACIFIC BASIN                     AVERAGE
                                       GAM          CLASS C          MSCI       1 MONTH
                             PACIFIC BASIN   (WITH DEFERRED       PACIFIC       DEPOSIT
                                   CLASS C    SALES CHARGE)         INDEX          RATE

31 December, 2003                 US$ 7.50                       1,651.31
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003             8.68             7.68          9.83          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 29.23            28.23         38.98          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
3 years to December, 2003            (4.47)           (4.47)        (1.84)         2.32
---------------------------------------------------------------------------------------
5 years to December, 2003             1.50             1.50          2.12          3.73
---------------------------------------------------------------------------------------
Since inception*                      0.63             0.63          4.05          3.92
---------------------------------------------------------------------------------------

THE FACTS - CLASS D SHARES

                                                        GAM
                                              PACIFIC BASIN
                                                    CLASS D
                                                     (AFTER                     AVERAGE
                                       GAM          MAXIMUM          MSCI       1 MONTH
                             PACIFIC BASIN       SALES LOAD       PACIFIC       DEPOSIT
                                   CLASS D        OF 3.50%)         INDEX          RATE

31 December, 2003                 US$ 8.47         US$ 8.78      1,651.31
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003             8.67             4.86          9.83          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 31.23            26.64         38.98          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
3 years to December, 2003            (2.94)           (4.09)        (1.84)         2.32
---------------------------------------------------------------------------------------
5 years to December, 2003             3.90             3.17          2.12          3.73
---------------------------------------------------------------------------------------
Since inception*                     (2.47)           (2.89)        (2.06)         4.45
---------------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, 1st June, 1998 for Class C shares and 18th October, 1995 for Class D shares.

THE COMMENT

For the year ended 2003, the Pacific region's major markets enjoyed good gains. In local currency terms the Nikkei was up 24.45%, Hong Kong 37.49%, Singapore 34.73%, and Australia 15.86%. Currencies also enjoyed good gains in 2003 with the Australian dollar gaining 25% against the US dollar, about 20% against the New Zealand dollar and about 10% against the yen.

The Fund's Class A returned positive gains of 33.83% for the year with a significant proportion of the gains occurring in the 2nd half of 2003, when investors put previous concerns about the SARS epidemic behind them.

In terms of individual economies represented in the Fund, China continues to achieve rapid growth with its exports and imports rising by 33% and 39% respectively producing a trade surplus of US$20 billion, down by 33% from the US$27.4 billion surplus recorded in 2002, but nevertheless an impressive performance. There is no sign furthermore that the level of Foreign Direct Investment is abating, which is likely to ensure that China's growth remains strong. The Fund has an approximate 2.9% direct investment in China.

We continue to take advantage of China's strong growth by investing in companies who are benefiting from activities in the mainland, such as Hong Kong and Singapore Property developers who are now profiting significantly from their projects in the Mainland particularly in Shanghai. These companies include Kerry Properties and Capitaland who have substantial residential projects in Shanghai.

Another sector which is witnessing strong demand is energy and oil, and it appears that China's ability to meet its own energy needs is becoming increasingly strained, which will benefit companies such as China National Offshore Oil Corporation - CNOOC. The Fund has a 3% weighting in CNOOC and its holding as a percentage of CNOOC's total issued shares is less than 1%.

The Fund also maintained an overweight exposure to the Singapore equity market, where there are a number of monopoly and quasi-monopoly type investments which are beneficiaries of consolidation in their respective sectors, and whose profitability should be significantly enhanced as a result.

The authorities in Japan are seemingly tackling some of the difficulties in the banking sector, as evidenced by the recent restructuring of Resona Bank, but rapid progress is unlikely given the magnitude of the problem. Gains in the equity market reflected the fact that valuations of many companies in our view are now attractive following rigorous cost cutting and an improved operating environment. The Fund has no exposure to Resona Bank.

The strength and attractive yield offered by the Australian dollar, prompted us to place the Fund's cash into Australian dollars at the end of last year, and this strategy earned good returns with the AUD gaining 25% against the US dollar in 2003. A new addition to the portfolio was Promina, the former Royal Sun Alliance Insurance subsidiary, whose shares gained an impressive 80% following its listing in May 2003.

                                       15
                 GAM PACIFIC BASIN FUND / REPORT TO SHAREHOLDERS

GAM Pacific Basin Fund

STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 2003

                                                                         MARKET
                                                                          VALUE
    HOLDINGS     DESCRIPTION                                                US$
--------------------------------------------------------------------------------
EQUITIES - 90.9%
                 AUSTRALIA - 12.4%
     118,454     AWB                                                    398,600
     157,000     Promina Group                                          387,662
      16,475     Rio Tinto                                              461,369
      24,000     St. George Bank                                        352,310
                                                                     ----------
                                                                      1,599,941
                                                                     ----------
                 CHINA - 2.9%
     187,000     CNOOC                                                  367,316
                                                                     ----------
                                                                        367,316
                                                                     ----------
                 HONG KONG - 17.4%
      43,000     Cheung Kong Holdings                                   340,622
      18,700     Hang Seng Bank                                         245,680
      51,000     Henderson Land Development                             225,316
     172,321     Hong Kong & China Gas                                  263,018
      16,695     HSBC Holdings                                          263,421
     162,098     Kerry Properties                                       211,920
      49,000     Sun Hung Kai Properties                                403,929
      47,000     Swire Pacific A                                        289,371
                                                                     ----------
                                                                      2,243,277
                                                                     ----------
                 JAPAN - 43.5%
       3,450     Aiful                                                  252,502
       5,000     Canon                                                  232,916
      10,700     Credit Saison                                          241,729
       7,100     Daito Trust Construction                               210,773
       3,900     Fanuc                                                  233,738
       7,000     Fuji Photo Film                                        226,102
       5,600     Honda Motor                                            248,842
       7,000     Ito-Yokado                                             220,220
       3,600     JAFCO                                                  282,972
      24,000     JGC                                                    250,485
       8,000     KAO                                                    162,808
      50,000     Mitsubishi                                             530,246
      32,000     Mitsubishi Estate                                      303,510
      12,000     Nomura Holdings                                        204,444
       2,900     ORIX                                                   239,862
      17,000     RICOH                                                  335,652
       6,000     Sony                                                   207,804
      26,000     Sumitomo                                               193,932
       5,700     Takeda Chemical                                        226,148
      30,000     TonenGeneral Sekiyu KK                                 248,413
       8,700     Toyota Motor                                           294,007
          98     Vodafone Holdings KK                                   262,565
                                                                     ----------
                                                                      5,609,670
                                                                     ----------
                 PHILIPPINES - 0.2%
 *+4,515,000     Cebu Holdings                                           26,836
                                                                     ----------
                                                                         26,836
                                                                     ----------
                 SINGAPORE - 14.5%
     293,000     Capitaland                                             267,414
      22,351     DBS Group                                              193,464
     192,000     Hong Kong Land Holdings                                326,400
      45,000     Jardine Strategic Holdings                             184,500
     185,000     Singapore Exchange                                     184,096
      20,000     Singapore Press Holdings                               222,576
      37,825     United Overseas Bank                                   293,994
      16,000     Venture                                                188,424
                                                                     ----------
                                                                      1,860,868
                                                                     ----------
TOTAL EQUITIES (COST $10,416,728)                                    11,707,908
                                                                     ----------

MUTUAL FUND - 1.8%
                 TAIWAN - 1.8%
     *19,000     Taiwan Fund                                            226,100
                                                                     ----------
TOTAL MUTUAL FUND (COST $400,701)                                       226,100
                                                                     ----------
TIME DEPOSITS - 1.7%
                 NASSAU - 1.7%
     222,799     Wells Fargo
                   0.7%, 2004-01-02                                     222,799
                                                                     ----------
TOTAL TIME DEPOSITS (COST $222,799)                                     222,799
                                                                     ----------
TOTAL INVESTMENTS (COST $11,040,228) - 94.4%                         12,156,807
OTHER ASSETS LESS LIABILITIES - 5.6%                                    727,705
                                                                     ----------
TOTAL NET ASSETS - 100.0%                                            12,884,512
                                                                     ==========

*     Non-income producing security
+     Fair valued security

See notes to financial statements.

                                       16
                GAM PACIFIC BASIN FUND / STATEMENT OF INVESTMENTS

                                                                             GAM

GEOGRAPHIC ANALYSIS AS AT
31ST DECEMBER, 2003

        [The table below represents a pie chart in the printed report.]

              JAPAN                                           43.5%
              HONG KONG                                       17.4%
              SINGAPORE                                       14.5%
              AUSTRALIA                                       12.4%
              OTHER ASSETS LESS LIABILITIES                    5.8%
              CHINA                                            2.9%
              TAIWAN                                           1.8%
              NASSAU TIME DEPOSITS                             1.7%


INVESTMENT ANALYSIS AS AT
31ST DECEMBER, 2003

        [The table below represents a pie chart in the printed report.]

              REAL ESTATE                                     16.4%
              DIVERSIFIED FINANCIALS                          14.6%
              CAPITAL GOODS                                   11.0%
              BANKS                                           10.5%
              TECHNOLOGY HARDWARE & EQUIPMENT                  5.9%
              OTHER ASSETS                                     5.6%
              ENERGY                                           4.8%
              MATERIALS                                        4.8%
              AUTOMOBILES & COMPONENTS                         4.2%
              CONSUMER DURABLES & APPAREL                      3.4%
              FOOD, BEVERAGE & TOBACCO                         3.1%
              INSURANCE                                        3.0%
              TELECOMMUNICATION SERVICES                       2.0%
              UTILITIES                                        2.0%
              PHARMACEUTICALS & BIOTECHNOLOGY                  1.8%
              MUTUAL FUNDS                                     1.8%
              RETAILING                                        1.7%
              TIME DEPOSITS                                    1.7%
              MEDIA                                            1.7%

                                       17
                GAM PACIFIC BASIN FUND / STATEMENT OF INVESTMENTS

GAM Japan Capital Fund

FUND MANAGEMENT

[PHOTO]

MICHAEL S. BUNKER, INVESTMENT DIRECTOR AND CHIEF INVESTMENT OFFICER, HAS OVERALL RESPONSIBILITY FOR PACIFIC INVESTMENTS INCLUDING JAPAN. PRIOR TO JOINING GAMIN 1985, HE WORKED FOR J. ROTHSCHILD CHARTERHOUSE MANAGEMENT LTD. IN HONG KONG. HE HAS OVER 31 YEARS INVESTMENT EXPERIENCE, PRIMARILY IN ASIAN MARKETS. MR. BUNKER ALSO MANAGED THE OFFSHORE FUND GAMPACIFIC, INC. MR. BUNKER IS NOW BASED IN LONDON, HAVING LIVED IN HONG KONG FOR THREE YEARS. MR. BUNKER TOOK OVER PRIMARY RESPONSIBILITY FOR FUND MANAGEMENT FROM MR. PAUL KIRKBY DURING THE SECOND QUARTER OF 2001.

[PHOTO]

LESLEY LATHE IS A JAPANESE EQUITY FUND MANAGER IN GAM'S PACIFIC AND JAPAN TEAMS. SHE JOINED GAM IN MAY 2001, PRIOR TO WHICH SHE WAS A JAPANESE EQUITY BROKER FOR 13 YEARS AT ING BARINGS (FORMERLY BARING SECURITIES). MS. LATHE STARTED HER CAREER WITH NIKKO SECURITIES, AND ALSO SPENT TWO YEARS ON THE JAPAN DESK OF HOARE GOVETT. SHE HOLDS A DEGREE IN LANGUAGES FROM BRISTOL UNIVERSITY.

The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in Japan. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

Investments  in  securities  of foreign  issuers  involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS

THE FACTS - CLASS A SHARES

                                                        GAM
                                              JAPAN CAPITAL
                                             CLASS A (AFTER         TOKYO       AVERAGE
                                       GAM          MAXIMUM         STOCK       1 MONTH
                             JAPAN CAPITAL       SALES LOAD      EXCHANGE       DEPOSIT
                                   CLASS A        OF 5.50%)         INDEX          RATE

31 December, 2003                 US$ 6.39         US$ 6.76   (Y)1,043.69
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003             9.04             3.05          6.84          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 36.83            29.31         38.63          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
3 years to December, 2003            (4.94)           (6.72)        (3.72)         2.32
---------------------------------------------------------------------------------------
5 years to December, 2003             1.69             0.55          1.10          3.73
---------------------------------------------------------------------------------------
Since inception                       0.59            (0.01)        (4.78)         4.61
---------------------------------------------------------------------------------------

Performance is calculated on a total return basis. Class A inception was on 1st July 1994, Class B on 26th May, 1998 and Class C on 19th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                       18
                    GAM JAPAN CAPITAL FUND / FUND MANAGEMENT

                                                                             GAM

        [The table below represents a line chart in the printed report.]


                           GAM
                 JAPAN CAPITAL
                CLASS A (AFTER          TOKYO       AVERAGE
          GAM          MAXIMUM          STOCK       1 MONTH
JAPAN CAPITAL       SALES LOAD       EXCHANGE       DEPOSIT
      CLASS A        OF 5.50%)          INDEX          RATE        DATE
-------------       ----------       --------       -------        ----
      10000              10000          10000         10000
      10017            9466.07        9706.75       10036.5
      10015            9464.17        9725.42       10071.4
      9733             9197.68        9487.42         10113
      9745             9209.03        9733.04       10150.9
      9400                8883        9150.14       10189.4
      9623             9093.74        9308.32       10247.1         12/31/94
      8813             8328.29        8812.61       10291.7
      8431             7967.29        8307.92       10338.5
      8573             8101.48        9062.97       10397.8
      8670             8193.15         9490.3       10445.7
      8381             7920.04        8871.07       10500.2
      8333             7874.69        8443.05       10553.1
      8874             8385.93        9088.45       10601.6
      9658.56          9127.33        8729.33       10648.5
      9798.7           9259.77        8758.29       10708.7
      9577.9           9051.12        8291.68       10753.9
      9714.01          9179.74        8771.04       10800.4
      10243.3          9679.93        9190.76       10862.6         12/31/95
      10384.5          9813.31        9066.97       10905.4
      10122.3           9565.6        8918.13       10949.8
      10586.1          10003.9        9248.44         11007
      11029.7          10423.1        9864.18       11053.8
      10908.7          10308.7        9381.44       11102.5
      11201.1            10585        9422.43       11149.9
      10656.7          10070.6        8960.03       11191.5
      10410            9837.43        8578.79       11247.8
      10725.1          10135.2         8845.4       11297.7
      10308.3          9741.37        8251.79       11338.3
      10389.7          9818.22        8312.85       11393.8
      10258.6          9694.35        7672.79       11446.3         12/31/96
      9963.6            9415.6        6845.29       11498.2
      9985.45          9436.25        6977.77       11545.3
      10051             9498.2        6748.95       11597.5
      10695.6          10107.3        6909.82       11648.5
      11657            11015.8        7764.19       11705.3
      12072.1          11408.2         8263.7       11758.8
      12410.8          11728.2         7936.6       11803.4
      11152.4            10539        7225.65       11865.7
      11041.4          10434.1        7021.52       11923.2
      10552.6          9972.21        6483.89       11979.5
      10252.7          9688.79        5991.29       12030.6
      9994.65          9444.94         5519.7       12093.5         12/31/97
      10456.5          9881.38        6105.85         12153
      10385.4          9814.24        6153.71       12205.2
      10160.4          9601.61        5764.53       12264.5
      10231.5          9668.76        5684.49       12320.6
      9982.81          9433.75        5414.08       12375.4
      9888.07          9344.23        5445.81       12435.5
      10006.5          9456.13        5369.66       12494.2
      9491.38          8969.36        4814.79       12552.9
      9008.55          8513.08        4727.82       12609.6
      9008.55          8513.08        5480.52       12665.9
      9580.32          9053.41        5737.17         12720
      9720.09          9185.49        5944.68       12779.3         12/31/98
      9605.74          9077.42        5970.15       12833.1
      9554.91          9029.39        5824.94       12880.8
      10762            10170.1        6633.08       12933.7
      11143.2          10530.3        6944.21       12985.2
      10927.2          10326.2         6602.5       13037.9
      12451.9            11767        7253.45       13089.5
      13481.1          12739.6        7989.12         13147
      14065.5          13291.9        8239.09       13204.6
      14942.3          14120.4        8797.62       13262.2
      15730            14864.9        9315.47       13322.4
      16949.8          16017.6        9986.39       13380.5
      18180.9          17180.9        10461.7       13453.3         12/31/99
      17183.2          16238.2        9920.98       13518.6
      16999.5          16064.5        9730.71       13581.2
      17577.1          16610.3        10376.6       13649.1
      16435            15531.1        9518.14       13717.7
      15686.8            14824         8823.6       13790.5
      16526.9          15617.9        9387.88       13864.4
      14654              13848         8276.2         13942
      15856.6          14984.5        8846.44       14019.7
      14891.5          14072.5        8516.93       14094.9
      13599.9          12851.9        7908.37       14173.4
      13139.6          12416.9        7697.84       14249.5
      12308.7          11631.8        7036.11       14328.6         12/31/00
      12093.7          11428.5        6999.43       14407.3
      11448.4          10818.8         6626.9       14468.2
      11531.2            10897        6407.54       14532.8
      12126.8          11459.8        6954.07       14592.2
      12176.4          11506.7        6935.93       14646.3
      11829            11178.4        6560.58       14694.6
      11034.8          10427.9        5994.71       14741.8
      10869.4          10271.6        5833.92       14787.7
      10075.3          9521.15        5423.39       14832.4
      10158            9599.33        5463.76       14864.4
      9959.49          9411.72        5385.33       14891.3
      9446.62          8927.06        4971.89         14917         12/31/01
      8851.04          8364.23        4586.36         14940
      9165.38          8661.28        4784.09       14960.5
      9512.8            8989.6        5076.06       14982.7
      9711.33          9177.21        5347.62       15004.3
      10306.9          9740.03        5727.48       15026.6
      9628.61          9099.03        5426.29       15048.2
      8817.95          8332.96        5115.23       15070.5
      8768.32          8286.06        5042.51       15092.6
      8338.18          7879.58        4821.09       15113.9
      7577.15          7160.41        4484.93       15136.3
      7908.03          7473.09        4643.56       15156.7
      7726.05          7301.12        4530.12         15174         12/31/02
      7444.8           7035.34        4364.97       15190.6
      7527.52          7113.51        4416.42       15205.1
      7229.73          6832.09        4265.72       15221.3
      7047.74          6660.12         4287.5       15236.6
      7428.26           7019.7        4496.38       15252.4
      7924.58          7488.72         4831.6         15268
      8272             7817.04         5004.5       15281.5
      9165.38          8661.28           5516       15294.8
      9694.78          9161.57        5877.78       15308.1
      10273.8          9708.76        6117.09       15321.5
      9744.42          9208.47        5883.96       15334.5
      10571.6          9990.18        6280.07       15348.7         12/31/03

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Tokyo Stock Exchange Index (TOPIX) is a capitalization-weighted composite index of approximately 1,200 companies listed on the First Section of the Tokyo Stock Exchange. The combined market capitalization of these companies represents approximately 95% of the aggregate market value of the First and Second Section. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN - CLASS A

        [The table below represents a bar chart in the printed report.]

                                                        GAM
                                              JAPAN CAPITAL      TOKYO
                                             (AFTER MAXIMUM      STOCK
                                       GAM       SALES LOAD   EXCHANGE
                             JAPAN CAPITAL        OF 5.50%)      INDEX
                           ---------------   --------------   --------
         1 Year                      33.83            26.47      38.98
         5 Years                      5.38              4.2       2.12
         10 Years                    -0.24             -0.8      -0.96
         15 Years                      5.6             5.21      -1.81
         Since Inception              5.13             4.78      -0.47

ANNUAL PERFORMANCE - CLASS A

                                                          GAM
                                                JAPAN CAPITAL
                                               CLASS A (AFTER             TOKYO
                                     GAM              MAXIMUM             STOCK
                           JAPAN CAPITAL           SALES LOAD          EXCHANGE
                                 CLASS A            OF 5.50%)             INDEX
YEAR                                   %                    %                 %
--------------------------------------------------------------------------------
1999                               87.05                76.76             75.98
--------------------------------------------------------------------------------
2000                              (32.30)              (36.02)           (32.79)
--------------------------------------------------------------------------------
2001                              (23.25)              (27.47)           (29.35)
--------------------------------------------------------------------------------
2002                              (18.21)              (22.71)            (8.89)
--------------------------------------------------------------------------------
2003                               36.83                29.31             38.63
--------------------------------------------------------------------------------

                                       19
                 GAM JAPAN CAPITAL FUND / REPORT TO SHAREHOLDERS

GAM Japan Capital Fund

THE FACTS - CLASS B SHARES

                                                        GAM
                                              JAPAN CAPITAL                     AVERAGE
                                       GAM          CLASS B         TOKYO       1 MONTH
                             JAPAN CAPITAL   (WITH DEFERRED         STOCK       DEPOSIT
                                   CLASS B    SALES CHARGE)      EXCHANGE          RATE

31 December, 2003                 US$ 6.36                    (Y)1,043.69
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003             8.90             3.90          6.84          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 34.18            29.18         38.63          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
3 years to December, 2003            (6.42)           (7.36)        (3.72)         2.32
---------------------------------------------------------------------------------------
5 years to December, 2003             0.03            (0.29)         1.10          3.73
---------------------------------------------------------------------------------------
Since inception*                     (0.79)           (0.93)         2.44          3.93
---------------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                                        GAM
                                              JAPAN CAPITAL                     AVERAGE
                                       GAM          CLASS C         TOKYO       1 MONTH
                             JAPAN CAPITAL   (WITH DEFERRED         STOCK       DEPOSIT
                                   CLASS C    SALES CHARGE)      EXCHANGE          RATE

31 December, 2003                 US$ 6.15                    (Y)1,043.69
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003             8.27             7.27          6.84          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 31.69            30.69         38.63          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
3 years to December, 2003            (7.93)           (7.93)        (3.72)         2.32
---------------------------------------------------------------------------------------
5 years to December, 2003            (0.86)           (0.86)         1.10          3.73
---------------------------------------------------------------------------------------
Since inception*                     (1.69)           (1.69)         2.37          3.94
---------------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares and 19th May, 1998 for Class C shares.

THE COMMENT

2003 has been a good year for Japanese equities with Topix rising by 25.2% in local currency and by 33% in dollar terms putting it ahead of the US and Europe in the performance tables. The Fund's Class A NAV rose by 36.83% marginally lagging the overall market in US dollar terms.

The year started somewhat inauspiciously as global markets worried over the impact of the Iraq war and SARS in Asia. Fears of deflation globally hit equity markets and buoyed bonds. Japan had further worries in the form of Daiko Henjo pension fund selling of equities, which in turn put pressure on the capital of the fragile banking sector. Topix hit 20 year lows in March. During this period the fund underperformed as large cap stocks, which make up the bulk of the portfolio, were sold down aggressively and indiscriminately.

One by one each of these fears subsided and it became clear that the massive fiscal and monetary stimulus applied to the US economy was in fact proving successful. This led to a sharp rally in the market as Japan is seen as a geared play on the global economy. Foreign investors, who had been selling the market in the first quarter returned with vigour not seen since 1999.

At the start of the year consensus expectations for Japanese GDP growth were for zero. They ended the year at 2.5-3%. Inflation, as measured by the consumer price index rose in November for the first time since 1998. Business confidence, as measured by the Bank of Japan Tankan survey ended the year at a six year high.

We believe China is becoming an increasingly important part of the Asian economy. With the latest set of statistics showing exports to China growing by 27.8% year-on-year it is clear that 2003 will be seen as the year when China came to be understood not as a threat to Japan's industrial base but as an opportunity. China's strong growth is having a big impact on the prices of major industrial commodities and upstream old economy products. The Fund's investment in Nippon Steel ended the year up 65% as Chinese demand pushed up steel prices in the Asian region as a whole which boosted profits enormously.

The Real Estate sector continues to show spotty signs of recovery with Central Tokyo Land showing gains in some of the upmarket wards. The residential buy to let market continues to develop slowly and major banks are all registering growth in their mortgage books of over 10%. If one thinks what impact rising property prices have had on consumer confidence in both the US and the UK the potential emergence of a domestic credit cycle after a decade of stagnation is certainly worth watching closely over the next few years. Sectors which benefit directly from these trends worked well for the fund in 2003 with good performance coming from the Housing and Construction stocks such as Daiwa House and Daito Trust. The Fund's investments in Trading Houses such as Mitsubishi and Mitsui & Company also performed well as investors began to appreciate the contribution to earnings coming from natural resource assets in Asia accumulated over the last 30 years. Another sector that worked well for the fund was telecoms as KDDI finally caught up with the competition with its CDMA1X offering for the post 2G mobile telephony generation. KDDI moved from (Y)400,000 per share up to (Y)600,000, a 50% move which the managers felt adequately reflected the improved outlook for the company. The stock was sold and the proceeds switched to Vodafone Holdings KK and NTT DoCoMo. The latter firm unveiled an impressive line up of handsets for their 3G FOMA service, and it appears that Japan will maintain its position as technology leader in the mobile telephony business. The sharp rally in the equity market helped the fund's holding in Millea which is Japan's largest non-life insurance company. Not only does the underwriting business produce good returns but the firm's equity holdings appreciated significantly in value for the year. The stock ended the year up 64%.

However it was not all good news as the Fund failed to benefit from the continued strong performance from the technology segments. Just as last year we find the valuations challenging given that cycles are shortening and the breathtaking speed of new product development has not slowed, we feel that the risks that this poses are not compensated for in share prices and as such we will continue to underweight the sector.

                                       20
                 GAM JAPAN CAPITAL FUND / REPORT TO SHAREHOLDERS

                                                                             GAM

STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 2003

                                                                         MARKET
                                                                          VALUE
    HOLDINGS     DESCRIPTION                                                US$
--------------------------------------------------------------------------------
EQUITIES - 95.6%
                 AUTOMOBILES & COMPONENTS - 6.3%
       3,100     Honda Motor                                            137,752
       4,800     Toyota Industries                                      101,942
       5,000     Toyota Motor                                           168,969
       3,000     Yamaha Motor                                            32,739
                                                                      ---------
                                                                        441,402
                                                                      ---------
                 BANKS - 1.8%
          16     Mitsubishi Tokyo Financial Group                       124,869
                                                                      ---------
                                                                        124,869
                                                                      ---------
                 CAPITAL GOODS - 24.8%
       4,900     Alpine Electronics                                      65,962
      *9,000     Chiyoda                                                 55,284
       7,300     Daito Trust Construction                               216,710
       1,700     Fanuc                                                  101,886
      13,000     JGC                                                    135,680
      34,000     Mitsubishi                                             360,568
      24,000     Mitsubishi Heavy Industries                             66,766
      14,000     Mitsui & Company                                       112,789
       2,000     Nippon Electric Glass                                   38,928
      *9,300     Nissho Iwai-Nichimen                                    40,978
      27,000     Sumitomo                                               201,391
      36,000     Taisei                                                 131,740
       6,000     Takuma                                                  32,767
       6,000     Tostem Inax                                            115,945
       3,000     Uniden                                                  55,088
                                                                      ---------
                                                                      1,732,482
                                                                      ---------
                 CONSUMER DURABLES &
                  APPAREL - 10.2%
      14,000     Daiwa House Industry                                   148,992
       5,000     Fuji Photo Film                                        161,501
       8,000     Kuraray                                                 67,513
         700     Nintendo                                                65,347
       3,000     Onward Kashiyama                                        36,408
       7,000     Sekisui House                                           72,339
       4,600     Sony                                                   159,317
                                                                      ---------
                                                                        711,417
                                                                      ---------
                 DIVERSIFIED FINANCIALS - 6.4%
         950     Aiful                                                   69,530
       1,200     JAFCO                                                   94,324
       6,000     Nomura Holdings                                        102,222
          22     Sumitomo Mitsui Financial Group                        117,270
         *13     UFJ                                                     62,500
                                                                      ---------
                                                                        445,846
                                                                      ---------
                 ENERGY - 3.1%
      23,000     Nippon Oil                                             117,233
      12,000     TonenGeneral Sekiyu KK                                  99,365
                                                                      ---------
                                                                        216,598
                                                                      ---------
                 FOOD & STAPLES RETAILING - 0.7%
       1,000     Matsumotokiyoshi                                        22,451
      *1,000     Matsumotokiyoshi New                                    22,451
                                                                      ---------
                                                                         44,902
                                                                      ---------
                 FOOD, BEVERAGE & TOBACCO - 1.5%
       9,000     Ajinomoto                                              103,594
                                                                      ---------
                                                                        103,594
                                                                      ---------
                 INSURANCE - 5.7%
          22     Millea Holdings                                        287,528
      13,000     Mitsui Sumitomo Insurance                              106,796
                                                                      ---------
                                                                        394,324
                                                                      ---------
                 MATERIALS - 10.5%
       8,000     Asahi Glass                                             65,721
      14,000     Asahi Kasei                                             76,064
       4,000     KAO                                                     81,404
      28,000     Mitsui Mining & Smelting                               116,318
     108,000     Nippon Steel                                           231,889
      47,000     Showa Denko KK                                         105,741
      14,000     Sumitomo Chemical                                       57,767
                                                                      ---------
                                                                        734,904
                                                                      ---------
                 MEDIA - 0.5%
       1,400     Asatsu-DK                                               36,072
                                                                      ---------
                                                                         36,072
                                                                      ---------
                 PHARMACEUTICALS &
                  BIOTECHNOLOGY - 2.7%
       3,600     Fujisawa Pharmarceutical                                76,792
       2,800     Takeda Chemical                                        111,090
                                                                      ---------
                                                                        187,882
                                                                      ---------
                 REAL ESTATE - 5.8%
      19,000     Mitsubishi Estate                                      180,209
      23,000     Mitsui Fudosan                                         207,842
         500     Sumitomo Real Estate Sales                              16,617
                                                                      ---------
                                                                        404,668
                                                                      ---------
                 SEMICONDUCTORS &
                  SEMICONDUCTOR EQUIPMENT - 0.5%
       2,000     Tokyo Ohka Kogyo                                        35,474
                                                                      ---------
                                                                         35,474
                                                                      ---------
                 SOFTWARE & SERVICES - 0.9%
       2,200     Fuji Soft ABC                                           65,105
                                                                      ---------
                                                                         65,105
                                                                      ---------
                 TECHNOLOGY HARDWARE &
                  EQUIPMENT - 5.6%
       9,000     Alps Electric                                          131,740
       2,000     Canon                                                   93,167
       7,000     RICOH                                                  138,210
       2,400     Sohgo Security Services                                 27,827
                                                                      ---------
                                                                        390,944
                                                                      ---------
                 TELECOMMUNICATION
                  SERVICES - 6.9%
         147     NTT DoCoMo                                             333,467
          54     Vodafone Holdings KK                                   144,679
                                                                      ---------
                                                                        478,146
                                                                      ---------
                 TRANSPORTATION - 1.0%
      15,000     Nippon Express                                          70,855
                                                                      ---------
                                                                         70,855
                                                                      ---------
                 UTILITIES - 0.7%
      19,000     Osaka Gas                                               51,438
                                                                      ---------
                                                                         51,438
                                                                      ---------
TOTAL EQUITIES (COST $5,414,956)                                      6,670,922
                                                                      ---------
WARRANTS - 0.0%
                 BANKS - 0.0%
         *20     KBC Financial Wts March 2004                                10
                                                                      ---------
TOTAL WARRANTS (COST $9,500)                                                 10
                                                                      ---------

                                       21
                GAM JAPAN CAPITAL FUND / STATEMENT OF INVESTMENTS

GAM JAPAN CAPITAL FUND
STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 2003

                                                                         MARKET
                                                                          VALUE
    HOLDINGS     DESCRIPTION                                                US$
--------------------------------------------------------------------------------
PREFERRED SHARES - 1.5%
                 DIVERSIFIED FINANCIALS - 1.5%
   6,000,000     SMFG Finance Pfd 2.25%, 2005-07-11                     102,113
                                                                      ---------
TOTAL PREFERRED SHARES (COST $55,532)                                   102,113
                                                                      ---------
TIME DEPOSITS - 1.4%
                 CAYMAN - 1.4%
      97,746     Brown Brothers Harriman Trust (Cayman)
                   0.7%, 2004-01-02                                      97,746
                                                                      ---------
TOTAL TIME DEPOSITS (COST $97,746)                                       97,746
                                                                      ---------
TOTAL INVESTMENTS (COST $5,577,734) - 98.5%                           6,870,791
OTHER ASSETS LESS LIABILITIES - 1.5%                                    104,779
                                                                      ---------
TOTAL NET ASSETS - 100.0%                                             6,975,570
                                                                      =========

*     Non-income producing security

See notes to financial statements.

                                       22
                GAM JAPAN CAPITAL FUND / STATEMENT OF INVESTMENTS

                                                                             GAM

GAM Europe Fund

FUND MANAGEMENT

[PHOTO]

JOHN BENNETT, INVESTMENT DIRECTOR, IS RESPONSIBLE FOR EUROPEAN MARKETS. PRIOR TO JOINING GAM IN 1993, HE WAS A SENIOR FUND MANAGER AT IVORY & SIME, RESPONSIBLE FOR CONTINENTAL EUROPEAN EQUITY PORTFOLIOS. HE COMMENCED MANAGEMENT OF GAM EUROPE FUND ON 1ST JANUARY, 1993. MR. BENNETT ALSO MANAGES THE OFFSHORE FUND GAM PAN EUROPEAN INC. HE IS BASED IN LONDON.

The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in Europe. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

Investments  in  securities  of foreign  issuers  involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS

THE FACTS - CLASS A SHARES

                                                        GAM
                                                     EUROPE
                                             CLASS A (AFTER                     AVERAGE
                                       GAM          MAXIMUM          MSCI       1 MONTH
                                    EUROPE       SALES LOAD        EUROPE       DEPOSIT
                                   CLASS A        OF 5.50%)         INDEX          RATE

31 December, 2003                US$ 10.62        US$ 11.24      1,169.24
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003            18.66            12.13         20.38          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 31.11            23.90         39.14          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
5 years to December, 2003             1.21             0.07         (0.45)         3.73
---------------------------------------------------------------------------------------
10 years to December, 2003            7.48             6.88          9.09          4.56
---------------------------------------------------------------------------------------
Since inception                       5.08             4.66          8.82          4.80
---------------------------------------------------------------------------------------

Performance is calculated on a total return basis. Class A inception was on 1st January 1990, Class B on 26th May, 1998 and Class C on 20th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                       23
                        GAM EUROPE FUND / FUND MANAGEMENT

GAM Europe Fund

        [The table below represents a line chart in the printed report.]

                     GAM
                  EUROPE
          CLASS A (AFTER                     AVERAGE
    GAM          MAXIMUM           MSCI       1 MONTH
 EUROPE       SALES LOAD         EUROPE       DEPOSIT
CLASS A        OF 5.50%)          INDEX          RATE         DATE
-------   --------------         ------      --------         ----
10000              10000          10000         10000
9746             9209.97        10000.7       10057.7
9995             9445.28        9764.73       10121.2
10327            9759.01        9906.36       10203.5
10200               9639        9647.11       10266.5
10439            9864.86        10436.5       10333.2
10712            10122.8        10807.2       10417.8
11058            10449.8          11267       10480.9
9492             8969.94        10153.7       10560.7
9048             8550.36        8962.21       10629.5
8815             8330.17         9722.1       10691.1
8443             7978.63        9823.86         10772
8393             7931.38        9686.19       10849.2         12/31/90
8393             7931.38        10016.7       10906.3
8355             7895.48        10897.5       10976.9
8100              7654.5        10170.9         11041
7868             7435.26          10068       11091.1
7988             7548.66        10369.2       11154.4
7668             7246.26        9502.43       11207.8
7746             7319.97        10164.8       11264.1
7702             7278.39        10354.1         11318
7942             7505.19        10668.7         11372
7912             7476.84        10448.6       11413.7
7791              7362.5        10207.2       11469.1
8334             7875.63        11009.3       11519.9         12/31/91
8105.81          7659.99        11010.5       11561.7
8013.11          7572.39        11057.7         11598
7824.61          7394.26        10674.7       11639.8
7871.39          7438.46          11268       11671.4
8214.6            7762.8        11913.8       11714.7
8454.43          7989.43        11696.4       11754.4
8665.39          8188.79        11283.2       11792.5
9176.07          8671.38        11251.4       11826.3
8857.38          8370.22        11070.2       11858.4
8111.97          7665.81        10302.2       11888.5
7906.72          7471.85        10301.4       11919.9
7925.08           7489.2        10541.9       11960.3         12/31/92
8058.51           7615.3        10563.8       11990.9
8128.17          7681.12        10688.7       12019.4
8357.82          7898.14        11242.6       12052.7
8284.9           7829.23        11494.7         12083
8357.82          7898.14        11622.4       12110.9
8304.49          7847.75        11456.4       12144.9
8613.6           8139.85        11499.3       12175.5
9084.88          8585.21        12512.2       12204.1
8846.52          8359.96        12477.2       12238.9
9187.18          8681.89        13000.7       12268.7
8989.37          8494.95        12723.8       12300.6
9722.68          9187.93        13682.8       12337.2         12/31/93
10268            9703.23        14383.4       12367.5
9934.92           9388.5        13877.9       12396.2
9632.34          9102.56        13489.2       12435.5
9852.2           9310.33        14051.9       12470.6
9660.64           9129.3        13458.8       12506.9
9477.79          8956.51        13321.8         12555
9869.61          9326.78        14024.4       12602.2
10112.3          9556.15        14473.7       12646.1
9708.53          9174.56        13904.3       12698.3
10026.3          9474.89        14514.7       12745.9
9491.94          8969.88        13963.2       12794.2
9420.1              8902        14047.1       12866.7         12/31/94
9374.39           8858.8        13941.9       12922.7
9521.32          8997.65        14262.8       12981.4
9771.66          9234.21        14930.1         13056
9969.74          9421.41          15413         13116
10209.2          9647.69        15734.1       13184.5
10358.3           9788.6        15888.1         13251
10832.8            10237          16722       13311.8
10636.9          10051.9        16081.1       13370.7
10673.9          10086.9        16572.6       13446.4
10658.7          10072.5        16500.2       13503.1
10651.1          10065.3        16623.2       13561.5
10999.8          10394.8        17155.8       13639.5         12/31/95
11438.1            10809        17273.6       13693.3
11624.3            10985        17594.2       13749.1
12018.7          11357.7        17810.7       13820.9
12380.3          11699.4        17945.6       13879.7
12566.5          11875.4        18090.3       13940.8
12621.3          11927.1        18295.6       14000.3
12073.5          11409.5        18072.8       14052.5
12302.1          11625.5        18615.5       14123.3
12401.8          11719.7        19013.4       14185.9
12479.3          11792.9        19461.2       14236.9
13032.9          12316.1        20453.6       14306.5
13344.3          12610.3        20856.1       14372.5         12/31/96
13839.8          13078.6        20918.7       14437.7
14098.8          13323.3        21201.1       14496.8
14369            13578.7        21892.2       14562.3
14459.1          13663.9        21789.6       14626.3
14616.8          13812.9        22726.4       14697.6
15675.3          14813.2        23869.8       14764.8
16733.8          15813.5        24994.3       14820.8
15533.4            14679        23572.3       14899.1
16950.7          16018.4        25864.5       14971.2
16150.6          15262.3        24599.1       15041.9
16207.7          15316.3        24983.5       15106.1
17021            16084.9        25902.9       15185.1         12/31/97
17549.1          16583.9        26987.5       15259.9
18903.2          17863.6        29104.3       15325.4
20419.8          19296.7        31184.2       15399.9
20176.1          19066.4        31796.6       15470.3
20338.6            19220        32448.5         15539
20338.6            19220        32811.5       15614.6
21408.3          20230.9        33467.3       15688.2
18223            17220.7        29265.4       15761.9
16790.5            15867        28103.3       15833.2
17534.3          16569.9          30361       15903.9
18154.1          17155.7        31984.3       15971.7
18842.7          17806.3        33390.8       16046.2         12/31/98
18962            17919.1        33183.6       16113.8
17962.5          16974.5        32349.4       16173.7
17619.3          16650.3        32710.6       16240.1
17858            16875.9        33693.3       16304.8
16992.7          16058.1        32083.1         16371
17216.5          16269.6        32632.7       16435.7
17440.3          16481.1        32944.1         16508
17626.9          16657.4        33287.1       16580.3
17115.3            16174        33038.9       16652.6
17828.4          16847.9        34262.9       16728.1
18820.6          17785.5          35195       16801.1
21897.2          20692.9        38810.1       16892.5         12/31/99
21428.5          20249.9        36053.6       16974.5
24693            23334.9        37941.6       17053.2
25797.9            24379        38866.2       17138.3
23989.9          22670.4        37158.5       17224.6
23537.8          22243.3        36863.1       17315.9
24006.6          22686.2        37663.3       17408.7
23965.9          22647.8          37070       17506.2
23814.4          22504.7          36642       17603.7
22703.7            21455        34934.5       17698.2
22232.4          21009.6        34677.5       17796.8
21424.6          20246.2        33342.9       17892.3
22906.9            21647        35649.9       17991.6         12/31/00
22662.4            21416        35668.3       18090.5
21157.9          19994.2          32539       18166.9
19521.7            18448        30122.2         18248
20687.7          19549.9        32289.8       18322.6
19803.8          18714.6        30751.6       18390.5
19427.6          18359.1        29603.3       18451.1
19446.4          18376.9        29680.3       18510.5
19293.2          18232.1        28915.1       18568.1
17201.8          16255.7        26029.9       18624.2
17446.8          16487.2        26855.5       18664.4
17729.4          16754.3          27934       18698.1
18030.8          17039.1        28649.7       18730.5         12/31/01
17314.9          16362.6        27155.5       18759.4
17427.9          16469.4          27151         18785
18087.4          17092.6        28631.1       18812.9
18370            17359.6        28436.3         18840
18539.5          17519.9        28383.8         18868
18087.4          17092.6        27410.1       18895.1
16297.5          15401.1        24363.1       18923.2
16033.7          15151.8        24364.6       18950.9
14375.7            13585          21160       18977.7
15223.5          14386.2        23206.3       19005.8
15562.7          14706.7        24346.3       19031.4
15261.2          14421.8        23465.8       19053.2         12/31/02
14582.9          13780.9          22358       19073.9
13961.2          13193.3          21629       19092.2
13716.2          12961.9        21318.1       19112.5
15185.8          14350.6        24227.8       19131.7
16203.3          15312.1          25828       19151.5
16203.3          15312.1        26093.5       19171.2
16561.2          15650.4        26628.9       19188.1
16429.4          15525.7        26582.4       19204.8
16862.7          15935.2        27123.6       19221.6
17710.5          16736.5        28940.1       19238.4
18464.2          17448.7        30172.5       19254.7
20009.1          18908.6        32650.7       19272.5         12/31/03

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Europe Index is a market value weighted, unmanaged index of the weighted share prices of companies listed on the stock exchanges of Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 15 countries. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN - CLASS A

        [The table below represents a bar chart in the printed report.]

                                                  GAM
                                               EUROPE
                                       (AFTER MAXIMUM          MSCI
                                GAM        SALES LOAD        EUROPE
                             EUROPE         OF 5.50%)         INDEX
                             ------         ---------         -----
           1 Year             31.11              23.9         39.14
           5 Years             1.21              0.07         -0.45
           10 Years            7.48              6.88          9.09
           Since Inception     5.08              4.66          8.82

ANNUAL PERFORMANCE - CLASS A

                                                         GAM
                                                      EUROPE
                                              CLASS A (AFTER
                                    GAM              MAXIMUM               MSCI
                                 EUROPE           SALES LOAD             EUROPE
                                CLASS A            OF 5.50%)              INDEX
YEAR                                  %                    %                  %
--------------------------------------------------------------------------------
1999                              16.21                 9.82              16.23
--------------------------------------------------------------------------------
2000                               4.61                (1.14)             (8.14)
--------------------------------------------------------------------------------
2001                             (21.29)              (25.62)            (19.64)
--------------------------------------------------------------------------------
2002                             (15.36)              (20.02)            (18.09)
--------------------------------------------------------------------------------
2003                              31.11                23.90              39.14
--------------------------------------------------------------------------------

                                       24
                    GAM EUROPE FUND / REPORT TO SHAREHOLDERS

                                                                             GAM

THE FACTS - CLASS B SHARES

                                                        GAM
                                                     EUROPE                     AVERAGE
                                       GAM          CLASS B          MSCI       1 MONTH
                                    EUROPE   (WITH DEFERRED        EUROPE       DEPOSIT
                                   CLASS B    SALES CHARGE)         INDEX          RATE

31 December, 2003                US$ 10.20                       1,169.24
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003            18.47            13.47         20.38          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 29.77            24.77         39.14          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
3 years to December, 2003            (5.37)           (6.33)        (2.89)         2.32
---------------------------------------------------------------------------------------
5 years to December, 2003             0.11            (0.20)        (0.45)         3.73
---------------------------------------------------------------------------------------
Since inception*                     (1.73)           (1.86)        (0.34)         3.93
---------------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                                 GAM EUROPE                     AVERAGE
                                       GAM          CLASS C          MSCI       1 MONTH
                                    EUROPE   (WITH DEFERRED        EUROPE       DEPOSIT
                                   CLASS C    SALES CHARGE)         INDEX          RATE

31 December, 2003                 US$ 9.32                       1,169.24
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003            17.68            16.68         20.38          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 26.29            25.29         39.14          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
3 years to December, 2003            (7.14)           (7.14)        (2.89)         2.32
---------------------------------------------------------------------------------------
5 years to December, 2003            (1.36)           (1.36)        (0.45)         3.73
---------------------------------------------------------------------------------------
Since inception*                     (2.92)           (2.92)         0.00          3.94
---------------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares and 20th May, 1998 for Class C shares.

THE COMMENT

The Fund's Class A NAV rose by 18.66% during the December quarter. This compares with a rise in the MSCI Europe Index of 20.38%. For the year as a whole the Fund's Class A NAV rise of 31.11% compares with a rise of 39.14% in the benchmark index. The year can perhaps best be summed up in the term mean reversion. Those stocks and sectors which had performed poorest since the market's peak in March 2000, rebounded the strongest in 2003. Indeed, the trend was aided and abetted by government and central bank policy aimed at upping risk appetite. Thus, corporate bond spreads narrowed and the riskier the asset the better as far as short term performance was concerned.

Our continued lack of exposure to the technology sector hurt us in this respect. This was especially true of the early weeks of the market's recovery and it is noteable that the fund's performance in the second half of the year improved meaningfully. While our negligible exposure to the technology sector continued to hamper as the year progressed, this was somewhat offset by our selection of "self-helpers", with names such as Swiss Life, RMC, Richemont, Cable and Wireless and Reuters proving fruitful investments. Of these, only Cable and Wireless remains in the portfolio.

During the final quarter of the year our analysis concluded that the grab for beta by investors had led to a number of opportunities for those with a more contrarian leaning. A good number of European blue chips have lagged this rally and are ending the year on attractive valuations and dividend yields. Of particular note is the oil sector, where sell side analysts are forecasting a substantial decline in earnings for the year 2004. We anticipate that such meagre expectations are there to be beaten. Moreover, dividend yields of 4% or more, supported by prodigious cash generation should be attributes that are only temporarily snubbed. Thus, in the second half of the year we booked profits in the mining sector and redeployed the proceeds in the oil sector. For instance, we sold Anglo American and Xstrata and increased exposure to Statoil and Royal Dutch Shell. The year ahead therefore sees the fund seeking to profit from such laggards as well as a selection of recovery situations. Recent purchases among the latter have been Clariant and RWE. We intend to stay clear of the straw fire known as the technology sector.

                                       25
                    GAM EUROPE FUND / REPORT TO SHAREHOLDERS

GAM Europe Fund

STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 2003

                                                                         MARKET
                                                                          VALUE
    HOLDINGS     DESCRIPTION                                                US$
--------------------------------------------------------------------------------
EQUITIES - 97.1%
                 BELGIUM - 2.5%
       4,415     AGFA Gevaert                                           125,582
       9,660     UCB                                                    363,405
       1,780     Umicore                                                124,673
                                                                     ----------
                                                                        613,660
                                                                     ----------
                 DENMARK - 0.8%
       7,895     Den Danske Bank                                        184,863
                                                                     ----------
                                                                        184,863
                                                                     ----------
                 FINLAND - 1.2%
       8,810     Nokia OYJ                                              152,020
       5,100     Stora Enso                                              68,553
       3,650     UPM-Kymmene                                             69,460
                                                                     ----------
                                                                        290,033
                                                                     ----------
                 FRANCE - 18.2%
       2,800     Arcelor                                                 48,703
       5,230     Autoroutes du sud de la France                         175,094
       3,910     Aventis                                                257,867
       5,700     AXA                                                    121,743
       3,110     BNP Paribas SA                                         195,399
       3,600     Bouygues                                               125,598
       1,490     Carrefour                                               81,614
      16,610     Credit Agricole                                        395,738
         445     Danone                                                  72,474
      *6,650     France Telecom                                         189,657
       1,325     Imerys                                                 278,330
       5,745     Lagardere Groupe                                       330,947
         670     L'Air Liquide                                          118,057
         920     L'Oreal                                                 75,264
       1,280     Sanofi-Synthelabo                                       96,177
       1,335     Societe Generale                                       117,616
       6,550     Suez                                                   131,324
       1,280     Technip SA                                             138,224
       4,025     Thomson                                                 85,461
       3,315     Total                                                  614,991
       6,680     Veolia Environnement                                   179,079
       3,930     Vinci                                                  324,724
     *12,700     Vivendi Universal                                      308,016
                                                                     ----------
                                                                      4,462,097
                                                                     ----------
                 GERMANY - 12.2%
       2,005     Allianz (Registered)                                   252,602
       2,645     BASF                                                   148,973
       4,090     Bayer                                                  120,456
      *4,890     Bayerische Hypo-Vereinsbank                            113,859
       3,905     Bayerische Motoren Werke                               181,603
       4,485     BERU                                                   289,579
       8,830     Commerzbank                                            171,925
       2,805     DaimlerChrysler                                        130,977
       1,965     Deutsche Bank                                          162,980
     *17,825     Deutsche Telekom (Registered)                          326,198
       3,930     E.ON                                                   256,861
      *6,560     Hypo Real Estate Holding                               162,239
       2,950     MAN                                                     89,295
      *3,000     MobilCom                                                48,330
       1,230     Munchener Ruckversicherung (Registered)                149,885
       3,420     RWE                                                    136,019
       2,980     Siemens                                                239,290
                                                                     ----------
                                                                      2,981,071
                                                                     ----------
                 ITALY - 4.8%
       3,145     Assicurazioni Generali                                  83,124
      30,900     Banca Intesa SpA                                       120,561
      16,780     Enel                                                   113,833
      20,875     ENI                                                    393,048
    *123,463     Telecom Italia RNC                                     250,956
      17,260     TIM                                                     93,628
      22,500     Unicredito Italiano                                    121,203
                                                                     ----------
                                                                      1,176,353
                                                                     ----------
                 NETHERLANDS - 11.4%
       3,555     ABN AMRO Holdings                                       82,999
      12,155     Fortis Group                                           244,314
       9,090     ING Groep                                              211,538
      *8,815     Koninklijke Ahold                                       67,011
     *15,775     KPN                                                    121,509
      27,640     Royal Dutch Petroleum                                1,454,126
      12,850     Telegraaf Holdings                                     289,497
       4,070     Unilever                                               265,602
       4,135     Wolters Kluwer                                          64,533
                                                                     ----------
                                                                      2,801,129
                                                                     ----------
                 NORWAY - 1.1%
      23,335     Statoil                                                261,627
                                                                     ----------
                                                                        261,627
                                                                     ----------
                 PORTUGAL - 0.6%
      13,585     Portugal Telecom                                       136,443
                                                                     ----------
                                                                        136,443
                                                                     ----------
                 SPAIN - 3.5%
      17,610     Banco Bilbao Vizcaya Argentaria                        242,695
      18,985     Banco Santander                                        224,370
       3,810     Repsol YPF                                              74,135
      21,230     Telefonica                                             311,022
                                                                     ----------
                                                                        852,222
                                                                     ----------
                 SWITZERLAND - 10.2%
      *4,710     Clariant                                                69,393
         670     Geberit International                                  328,861
      *1,450     Leica Geosystems (Registered)                          238,799
       2,070     Nestle (Registered)                                    516,372
      11,480     Novartis (Registered)                                  520,386
       4,130     Roche Holding Genussscheine                            415,934
       1,480     Swiss Reinsurance (Registered)                          99,766
      #2,820     UBS (Registered)                                       192,826
        *825     Zurich Financial Services                              118,552
                                                                     ----------
                                                                      2,500,889
                                                                     ----------
                 UNITED KINGDOM - 30.6%
      13,785     Aviva                                                  120,507
      35,100     BAE Systems                                            105,305
      18,860     Barclays                                               167,563
      24,230     BG Group                                               123,892
      25,200     BHP Billiton                                           219,285
     127,550     BP1,030,307
      49,180     BT Group                                               165,086
      50,700     Cable & Wireless                                       120,692
      33,000     Daily Mail & General Trust  A                          387,782
       7,275     Diageo                                                  95,347
      39,110     Gallaher Group                                         418,434
      28,845     GlaxoSmithKline                                        658,367
      53,000     HSBC Holdings                                          829,771
      20,810     Imperial Tobacco                                       408,181
      46,405     J Sainsbury                                            258,791

                                       26
                   GAM EUROPE FUND / STATEMENT OF INVESTMENTS

                                                                             GAM

                                                                         MARKET
                                                                          VALUE
    HOLDINGS     DESCRIPTION                                                US$
--------------------------------------------------------------------------------
                 UNITED KINGDOM - (CONTINUED)
      66,000     Legal & General                                        117,982
     *15,365     Marconi                                                162,197
      48,570     National Grid Transco                                  346,647
      20,640     Prudential                                             173,808
       7,050     Rio Tinto                                              193,974
       4,070     Royal Bank of Scotland                                 119,457
       6,350     Scottish & Southern Energy                              76,204
      12,460     Scottish Power                                          82,707
      52,600     Somerfield                                             129,904
      19,400     United Utilities                                       171,409
      11,763     United Utilities A                                      63,869
     303,000     Vodafone Group                                         748,308
                                                                     ----------
                                                                      7,495,776
                                                                     ----------
TOTAL EQUITIES (COST $19,565,134)                                    23,756,163
                                                                     ----------
PREFERRED SHARES - 0.6%
                 GERMANY - 0.6%
         250     Porsche Pfd                                            147,571
                                                                     ----------
TOTAL PREFERRED SHARES (COST $87,024)                                   147,571
                                                                     ----------
TIME DEPOSITS - 2.5%
                 NASSAU - 2.5%
     621,794     Wells Fargo
                   0.7%, 2004-01-02                                     621,794
                                                                     ----------
TOTAL TIME DEPOSITS (COST $621,794)                                     621,794
                                                                     ----------
TOTAL INVESTMENTS (COST $20,273,952) - 100.2%                        24,525,528
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)                          (48,475)
                                                                     ----------
TOTAL NET ASSETS - 100.0%                                            24,477,053
                                                                     ==========

*     Non-income producing security
#     An affiliated company

See notes to financial statements.

GEOGRAPHIC ANALYSIS AS AT
31ST DECEMBER, 2003

        [The table below represents a pie chart in the printed report.]

          UNITED KINGDOM                                         30.6%
          FRANCE                                                 18.2%
          GERMANY                                                12.8%
          NETHERLANDS                                            11.4%
          SWITZERLAND                                            10.2%
          ITALY                                                   4.8%
          SPAIN                                                   3.5%
          LIABILITIES IN EXCESS OF OTHER ASSETS AND OTHER         3.7%
          BELGIUM                                                 2.5%
          FINLAND                                                 1.2%
          NORWAY                                                  1.1%


INVESTMENT ANALYSIS AS AT
31ST DECEMBER, 2003

        [The table below represents a pie chart in the printed report.]

          ENERGY                                                 16.2%
          BANKS                                                  13.6%
          TELECOMMUNICATION SERVICES                             10.6%
          PHARMACEUTICALS & BIOTECHNOLOGY                         9.5%
          FOOD, BEVERAGE & TOBACCO                                7.3%
          MATERIALS                                               7.3%
          UTILITIES                                               6.4%
          MEDIA                                                   5.6%
          INSURANCE                                               5.1%
          CAPITAL GOODS                                           3.7%
          AUTOMOBILES & COMPONENTS                                3.1%
          OTHER                                                   5.0%
          TECHNOLOGY HARDWARE & EQUIPMENT                         2.5%
          FOOD & STAPLES RETAILING                                2.2%
          DIVERSIFIED FINANCIALS                                  1.9%

                                       27
                   GAM EUROPE FUND / STATEMENT OF INVESTMENTS

GAM American Focus Fund

FUND MANAGEMENT

[PHOTO]

JAMES A. ABATE, INVESTMENT DIRECTOR. PRIOR TO JOINING GLOBAL ASSET MANAGEMENT, MR. ABATE SERVED AS MANAGING DIRECTOR AND PORTFOLIO MANAGER WITH RESPONSIBILITY FOR CREDIT SUISSE ASSET MANAGEMENT'S U.S. SELECT EQUITY PORTFOLIOS AS WELL AS THE FIRM'S NEW YORK BASED GLOBAL SECTOR FUNDS. ASIDE FROM HIS INSTITUTIONAL RESPONSIBILITIES, MR. ABATE WAS THE PORTFOLIO MANAGER OF THE CREDIT SUISSE TRANSATLANTIC FUND, A U.K. DISTRIBUTED FUND THAT ATTAINED STANDARD & POOR'S RESEARCH AAA AND MICROPAL FIVE STAR RATINGS, THE CREDIT SUISSE EQUITY FUND USA, AN OFFSHORE-BASED FUND, AND THE WARBURG PINCUS FOCUS FUND, DISTRIBUTED IN THE U.S. MR. ABATE JOINED CREDIT SUISSE ASSET MANAGEMENT AND WAS RESPONSIBLE FOR THE LAUNCH OF THE SELECT EQUITY PRODUCT IN 1995. PRIOR TO CREDIT SUISSE, HE WAS A CO-FOUNDER AND MANAGING DIRECTOR OF VERT INDEPENDENT CAPITAL RESEARCH, A WALL STREET EQUITY RESEARCH BOUTIQUE. PREVIOUSLY, HE WAS A MANAGER IN PRICE WATERHOUSE'S VALUATION/CORPORATE FINANCE GROUP. MR. ABATE'S WRITINGS HAVE APPEARED IN THE WALL STREET JOURNAL, MERGERS & ACQUISITIONS, INVESTMENT WEEK, INVESTMENT ADVISER AND OTHER VARIOUS PUBLICATIONS, AND HE IS A CONTRIBUTING AUTHOR TO APPLIED EQUITY VALUATION AND FOCUS ON VALUE. HE HAS ALSO BEEN A FREQUENT SPEAKER TO PROFESSIONAL SOCIETIES ON VALUATION AND SECURITY ANALYSIS TOPICS AND IS A MEMBER OF THE EDITORIAL ADVISORY BOARD OF THE JOURNAL OF PORTFOLIO MANAGEMENT. MR. ABATE HOLDS A B.S. IN ACCOUNTING FROM FAIRLEIGH DICKINSON UNIVERSITY AND AN M.B.A IN FINANCE FROM ST. JOHN'S UNIVERSITY. HE IS A CHARTERED FINANCIAL ANALYST AND A CERTIFIED PUBLIC ACCOUNTANT, AND SERVED AS A COMMISSIONED OFFICER IN THE U.S. ARMY. MR. ABATE TOOK OVER PRIMARY RESPONSIBILITY FOR FUND MANAGEMENT FROM FAYEZ SAROFIM & CO. DURING THE FIRST QUARTER OF 2001.

The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities of selected large and mid-capitalization North American companies. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

REPORT TO SHAREHOLDERS

THE FACTS - CLASS A SHARES

                                                        GAM
                                             AMERICAN FOCUS
                                             CLASS A (AFTER                     AVERAGE
                                       GAM          MAXIMUM           S&P       1 MONTH
                            AMERICAN FOCUS       SALES LOAD          COMP       DEPOSIT
                                   CLASS A        OF 5.50%)         INDEX          RATE

31 December, 2003                US$ 14.44        US$ 15.28      1,111.92
---------------------------------------------------------------------------------------
                                      %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003             9.71             3.68         12.12          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 24.19            17.36         28.64          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
5 years to December, 2003            (0.40)           (1.52)        (0.58)         3.73
---------------------------------------------------------------------------------------
10 years to December, 2003           10.63            10.01         11.05          4.56
---------------------------------------------------------------------------------------
Since inception                       9.75             9.31         10.93          4.80
---------------------------------------------------------------------------------------

Performance is calculated on a total return basis. Class A inception was on 1st January, 1990, Class B on 26th May, 1998 and Class C on 7th July, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                       28
                    GAM AMERICAN FOCUS FUND / FUND MANAGEMENT

                                                                             GAM

[The table below represents a line chart in the printed report.]

                            GAM
                 AMERICAN FOCUS
                 CLASS A (AFTER                      AVERAGE
           GAM          MAXIMUM            S&P       1 MONTH
AMERICAN FOCUS       SALES LOAD           COMP       DEPOSIT
       CLASS A        OF 5.50%)          INDEX          RATE         DATE
--------------   --------------        -------       -------         ----
       10000              10000          10000         10000
       10023            9471.74         9338.3       10057.7
       10053            9500.08        9443.66       10121.2
       9997             9447.17        9701.36       10203.5
       9966             9417.87        9467.23       10266.5
       9773             9235.49        10369.8       10333.2
       10013            9462.29        10305.4       10417.8
       9988             9438.66        10280.8       10480.9
       9956             9408.42        9341.18       10560.7
       9797             9258.17         8889.1       10629.5
       9778             9240.21         8860.9       10691.1
       10246            9682.47        9423.22         10772
       10214            9652.23        9686.47       10849.2         12/31/90
       10589            10006.6        10122.9       10906.3
       11207            10590.6        10832.2       10976.9
       11541            10906.2          11102         11041
       11519            10885.5        11135.9       11091.1
       11864            11211.5        11598.6       11154.4
       11462            10831.6        11070.4       11207.8
       11959            11301.3          11600       11264.1
       12292            11615.9          11859         11318
       11997            11337.2        11661.5         11372
       12152            11483.6        11832.7       11413.7
       11951            11293.7        11341.5       11469.1
       13349            12614.8        12640.8       11519.9         12/31/91
       12983.1          12269.1          12421       11561.7
       13129.6          12407.4        12568.2         11598
       12868.8            12161          12325       11639.8
       13124.4          12402.6        12701.5       11671.4
       13271            12541.1        12744.4       11714.7
       12910.9          12200.8        12555.5       11754.4
       13459.8          12719.5        13084.5       11792.5
       13273              12543        12801.1       11826.3
       13234.9            12507        12950.5       11858.4
       13260            12530.7        13011.4       11888.5
       13694.3          12941.1        13437.5       11919.9
       13672.3          12920.3        13608.1       11960.3         12/31/92
       13347.4          12613.3        13735.9       11990.9
       13217.7          12490.7        13909.9       12019.4
       13298.2          12566.8        14204.7       12052.7
       12859.9          12152.6        13876.5         12083
       13073.3          12354.3          14224       12110.9
       12968.7          12255.4        14268.5       12144.9
       12580.6          11888.6        14226.3       12175.5
       12961.4          12248.5        14750.6       12204.1
       12722.8          12023.1          14637       12238.9
       13235.5          12507.5        14953.7       12268.7
       13271            12541.1        14794.6       12300.6
       13387.2          12650.9        14979.9       12337.2         12/31/93
       13623.3            12874        15500.4       12367.5
       13159.5          12435.7        15065.8       12396.2
       12534.7          11845.3        14411.8       12435.5
       12707.5          12008.6        14612.1       12470.6
       12874.4          12166.3        14829.4       12506.9
       12584.9          11892.7        14466.8         12555
       13075.3          12356.1        14956.9       12602.2
       13571.6          12825.2        15557.6       12646.1
       13491.8          12749.8        15174.3       12698.3
       13940.9          13174.1        15526.4       12745.9
       13593.8          12846.1        14949.1       12794.2
       13784.3          13026.2        15170.2       12866.7         12/31/94
       13947.2          13180.1        15576.3       12922.7
       14435.7          13641.7        16173.1       12981.4
       14750.8          13939.5        16655.6         13056
       15091.6          14261.5        17156.6         13116
       15657            14795.9        17820.7       13184.5
       15779.1          14911.3        18239.3         13251
       16103.3          15217.6        18856.8       13311.8
       15976.6          15097.9        18892.3       13370.7
       16888.9            15960        19688.4       13446.4
       16911.5          15981.4        19630.3       13503.1
       17722.7          16747.9          20477       13561.5
       18042.9          17050.6          20873       13639.5         12/31/95
       18814.3          17779.5        21598.1       13693.3
       18995.7            17951        21786.8       13749.1
       19056.2          18008.1        21998.7       13820.9
       19086.5          18036.7        22336.3       13879.7
       19751.9          18665.6        22891.5       13940.8
       20099.8          18994.3        22982.2       14000.3
       19464.6            18394        21974.9       14052.5
       19721.7            18637        22430.7       14123.3
       20780.4          19637.5        23687.9       14185.9
       21340            20166.3        24352.4       14236.9
       22807            21552.6        26182.1       14306.5
       22390.3          21158.8        25662.5       14372.5         12/31/96
       24074.5          22750.4        27283.3       14437.7
       24305.7          22968.9          27485       14496.8
       23133.3            21861        26354.3       14562.3
       24768            23405.8        27940.5       14626.3
       26089            24654.1        29623.6       14697.6
       27228.3          25730.7        30955.3       14764.8
       29011.6          27415.9        33423.1       14820.8
       27128.4          25636.3        31544.8       14899.1
       28338.1          26779.5          33268       14971.2
       27443.2          25933.9        32166.6       15041.9
       28603.3          27030.1        33643.6       15106.1
       28976.4          27382.7        34221.8       15185.1         12/31/97
       29595.4          27967.6        34616.5       15259.9
       31686.6          29943.9        37099.5       15325.4
       33175.6          31350.9        39001.3       15399.9
       33610.6            31762        39402.9       15470.3
       33560.4          31714.6        38706.3         15539
       35333.8          33390.4          40282       15614.6
       34982.4          33058.4        39862.9       15688.2
       30258.1          28593.9        34091.6       15761.9
       31765            30017.9        36267.2       15833.2
       34042.5          32170.2        39232.2       15903.9
       35874.8          33901.7        41600.3       15971.7
       37506            35443.1        43998.9       16046.2         12/31/98
       38379.8          36268.9        45851.3       16113.8
       37506            35443.1        44416.3       16173.7
       38536.6          36417.1        46192.4       16240.1
       39612            37433.4        47996.7       16304.8
       38133.3            36036        46845.1         16371
       39925.7          37729.8        49447.9       16435.7
       38581.4          36459.4        47911.9         16508
       38895.1          36755.9        47662.5       16580.3
       37035.5          34998.5        46350.9       16652.6
       40082.5            37878        49300.7       16728.1
       40104.9          37899.2        50292.3       16801.1
       41001.1          38746.1        53256.3       16892.5         12/31/99
       39836.1          37645.1        50593.2       16974.5
       37416.4          35358.4        49624.5       17053.2
       40866.7          38619.1          54481       17138.3
       40732.3            38492        52848.9       17224.6
       41180.4          38915.5        51744.3       17315.9
       42323            39995.3        53033.5       17408.7
       41561.9            39276        52213.4       17506.2
       43058.6          40690.4        55436.2       17603.7
       41262.6          38993.1        52517.5       17698.2
       42920.5          40559.8        52308.3       17796.8
       40663.9          38427.4          48167       17892.3
       40404.1          38181.9        48408.9       17991.6         12/31/00
       40834.2          38588.3        50137.4       18090.5
       38683.7          36556.1        45551.9       18166.9
       35217.6          33280.6        42674.9         18248
       39265.6            37106        46001.9       18322.6
       39771.6          37584.2        46284.6       18390.5
       38658.4          36532.2        45173.1       18451.1
       38228.3          36125.7        44735.7       18510.5
       36410.2          34407.6        41917.1       18568.1
       32283            30507.4        38534.5       18624.2
       33118.6            31297        39282.3       18664.4
       37017.8          34981.9        42285.2       18698.1
       38005.3            35915        42652.3       18730.5         12/31/01
       37448.3          35388.6        42039.3       18759.4
       37524.2          35460.4        41211.5         18785
       38689            36561.1        42772.8       18812.9
       37093.8          35053.6        40194.1         18840
       37625.5          35556.1        39880.5         18868
       33295.8          31464.5        37035.3       18895.1
       30738.5          29047.9        34162.6       18923.2
       30130.8          28473.6        34379.4       18950.9
       25927.7          24501.7        30641.1       18977.7
       29269.9          27660.1        33345.2       19005.8
       32764.1          30962.1        35297.7       19031.4
       29607.6          27979.2        33217.3       19053.2         12/31/02
       27883.9          26350.3          32358       19073.9
       27478.3            25967        31855.1       19092.2
       27453            25943.1        32171.6       19112.5
       29430.2          27811.5        34832.9       19131.7
       31230            29512.3        36660.4       19151.5
       32041.1          30278.9        37125.4       19171.2
       33232.5          31404.8        37784.7       19188.1
       33768.8          31911.5        38515.4       19204.8
       33515.1          31671.8        38111.2       19221.6
       34758.3          32846.6          40267       19238.4
       34453.8          32558.9        40606.6       19254.7
       36770            34747.7        42731.3       19272.5         12/31/03

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Standard and Poor's Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN - CLASS A

        [The table below represents a bar chart in the printed report.]

                                                  GAM
                                       AMERICAN FOCUS
                                       (AFTER MAXIMUM           S&P
                              GAM          SALES LOAD          COMP
                   AMERICAN FOCUS           OF 5.50%)         INDEX
                           ------      --------------         -----
                           AF/NTR           AF/NTR/SL           S&P
         1 Year             24.19               17.36         28.64
         5 Years             -0.4               -1.52         -0.58
         10 Years           10.63               10.01         11.05
         Since Inception     9.75                9.31         10.93

ANNUAL PERFORMANCE - CLASS A

                                                          GAM
                                               AMERICAN FOCUS
                                               CLASS A (AFTER          STANDARD
                                     GAM              MAXIMUM          & POOR'S
                          AMERICAN FOCUS           SALES LOAD         COMPOSITE
                                 CLASS A            OF 5.50%)             INDEX
YEAR                                   %                    %                 %
--------------------------------------------------------------------------------
1999                                9.32                 3.31             21.04
--------------------------------------------------------------------------------
2000                               (1.46)               (6.88)            (9.10)
--------------------------------------------------------------------------------
2001                               (5.94)              (11.11)           (11.89)
--------------------------------------------------------------------------------
2002                              (22.10)              (26.38)           (22.12)
--------------------------------------------------------------------------------
2003                               24.19                17.36             28.64
--------------------------------------------------------------------------------

                                       29
                GAM AMERICAN FOCUS FUND / REPORT TO SHAREHOLDERS

GAM American Focus Fund





THE FACTS - CLASS B SHARES

                                                        GAM
                                             AMERICAN FOCUS                     AVERAGE
                                       GAM          CLASS B           S&P       1 MONTH
                            AMERICAN FOCUS   (WITH DEFERRED          COMP       DEPOSIT
                                   CLASS B    SALES CHARGE)         INDEX          RATE

31 December, 2003                US$ 13.90                       1,111.92
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003             9.45             4.45         12.12          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 23.12            18.12         28.64          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
3 years to December, 2003            (3.97)           (4.94)        (4.07)         2.32
---------------------------------------------------------------------------------------
5 years to December, 2003            (1.38)           (1.73)        (0.58)         3.73
---------------------------------------------------------------------------------------
Since inception*                      0.41             0.29          1.73          3.93
---------------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                                        GAM
                                             AMERICAN FOCUS                     AVERAGE
                                       GAM          CLASS C           S&P       1 MONTH
                            AMERICAN FOCUS   (WITH DEFERRED          COMP       DEPOSIT
                                   CLASS C    SALES CHARGE)         INDEX          RATE

31 December, 2003                US$ 13.55                       1,111.92
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003             9.36             8.36         12.12          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 22.85            21.85         28.64          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
3 years to December, 2003            (4.17)           (4.17)        (4.07)         2.32
---------------------------------------------------------------------------------------
5 years to December, 2003            (1.50)           (1.50)        (0.58)         3.73
---------------------------------------------------------------------------------------
Since inception*                     (1.24)           (1.24)         0.74          3.89
---------------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares and 7th July, 1998 for Class C shares.

THE COMMENT

During 2003, fears of deflation continued to recede and optimism about the economy lifted share prices. The continued strength in the market was evidenced by the fact that the last three consecutive quarters posted positive returns and was further driven by an increase in investors' appetite for risk and profit optimism. The best gains in the market as with the Fund were in the more economically sensitive groups. Specifically, areas of strength were stocks in classic late cycle groups such as materials, energy, technology and industrial segments. Stocks that contributed positively to performance were semiconductor manufacturer, Intel, and metals companies Alcoa and Inco.

Economic releases in the US have been uniformly spectacular. The combination of monetary and fiscal stimulus, and now joined by a decline in the dollar, have provided the stimulus to reverse the prior perception of domestic deflation and possible economic crisis. Unfortunately, these same "big government" interventions have now encouraged what we believe as imprudent risk taking as evidenced by valuations in certain segments of the equity market - namely in areas dependent upon the maintenance of short term interest at record lows. History indicates that the Federal Reserve will likely raise short term interest sooner than current market expectations and the more speculative areas seem highly vulnerable to profit taking and fundamental debt service issues. Perhaps because of the increasing favoritism and momentum into smaller-companies and financially leveraged names, valuation opportunities are increasingly being presented in the stable blue-chip growth areas. We continue to reduce positions in the more economically sensitive segments to exploit these contrarian opportunities in companies such as telelphony concern Verizon and pharmaceutical manufacturer Merck.

Despite the emerging risk in areas tied tightly to the existing easy monetary stance, the breadth of the US market across sectors is allowing us to identify many stock opportunities in the health care, defense and telecommunications groups, amongst others, where the return to risk profiles are attractive given the current backdrop. So, despite the strong market gains in 2003 and interest rate risks, we are still finding many stocks attractive, based upon valuation and business fundamentals that are less prone to a rise in interest rates and a cresting of cyclical economic growth.

                                       30
                GAM AMERICAN FOCUS FUND / REPORT TO SHAREHOLDERS

                                                                             GAM

STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 2003
                                                                         MARKET
                                                                          VALUE
    HOLDINGS     DESCRIPTION                                                US$
--------------------------------------------------------------------------------
EQUITIES - 100.3%
                 BANKS - 1.1%
       8,300     Bank of America                                        667,569
                                                                     ----------
                                                                        667,569
                                                                     ----------
                 CAPITAL GOODS - 4.6%
      21,500     Lockheed Martin                                      1,105,100
      55,600     Raytheon                                             1,670,224
                                                                     ----------
                                                                      2,775,324
                                                                     ----------
                 DIVERSIFIED FINANCIALS - 7.4%
      51,800     Citigroup                                            2,514,372
      11,500     Fannie Mae                                             863,190
       4,700     Goldman Sachs Group                                    464,031
      10,100     Wells Fargo                                            594,789
                                                                     ----------
                                                                      4,436,382
                                                                     ----------
                 ENERGY - 7.4%
      43,200     Anadarko Petroleum                                   2,203,632
      25,900     ChevronTexaco                                        2,237,501
                                                                     ----------
                                                                      4,441,133
                                                                     ----------
                 FOOD, BEVERAGE & TOBACCO - 8.2%
      66,880     Archer-Daniels-Midland                               1,017,914
      62,100     Coca-Cola                                            3,151,575
      13,700     Wm Wrigley Jr.                                         770,077
                                                                     ----------
                                                                      4,939,566
                                                                     ----------
                 HEALTH CARE EQUIPMENT &
                  SERVICES - 3.8%
      47,400     Medtronic                                            2,304,114
                                                                     ----------
                                                                      2,304,114
                                                                     ----------
                 HOTELS, RESTAURANTS &
                  LEISURE - 0.6%
      15,500     McDonald's                                             384,865
                                                                     ----------
                                                                        384,865
                                                                     ----------
                 HOUSEHOLD & PERSONAL
                  PRODUCTS - 4.0%
      40,100     Colgate-Palmolive                                    2,007,005
       6,400     Kimberly-Clark                                         378,176
                                                                     ----------
                                                                      2,385,181
                                                                     ----------
                 INSURANCE - 3.9%
      35,700     American International Group                         2,366,196
                                                                     ----------
                                                                      2,366,196
                                                                     ----------
                 MEDIA - 3.0%
      18,400     Viacom B                                               816,592
      42,500     Walt Disney                                            991,525
                                                                     ----------
                                                                      1,808,117
                                                                     ----------
                 PHARMACEUTICALS &
                  BIOTECHNOLOGY - 25.5%
     *25,300     Amgen                                                1,563,540
     *51,000     Biogen Idec                                          1,875,780
      54,600     Johnson & Johnson                                    2,820,636
          *1     Medco Health Solutions                                      34
     *67,300     MedImmune                                            1,709,420
      86,100     Merck                                                3,977,820
      96,300     Pfizer                                               3,402,279
                                                                     ----------
                                                                     15,349,509
                                                                     ----------
                 RETAILING - 1.3%
      21,900     Home Depot                                             777,231
                                                                     ----------
                                                                        777,231
                                                                     ----------
                 SEMICONDUCTORS &
                  SEMICONDUCTOR EQUIPMENT - 4.8%
      44,300     Intel                                                1,426,460
     *65,800     Micron Technology                                      886,326
     *25,000     NVIDIA                                                 581,250
                                                                     ----------
                                                                      2,894,036
                                                                     ----------
                 SOFTWARE & SERVICES - 6.0%
    *250,600     Ariba                                                  751,800
     *59,000     BEA Systems                                            725,700
    *254,300     I2 Technologies                                        422,138
      62,500     Microsoft                                            1,721,250
                                                                     ----------
                                                                      3,620,888
                                                                     ----------
                 TECHNOLOGY HARDWARE &
                  EQUIPMENT - 8.2%
     *37,800     Cisco Systems                                          918,162
     106,200     General Electric                                     3,290,076
      49,900     Motorola                                               702,093
                                                                     ----------
                                                                      4,910,331
                                                                     ----------
                 TELECOMMUNICATION
                  SERVICES - 10.5%
      21,800     BellSouth                                              616,940
      63,600     SBC Communications                                   1,658,052
    *265,600     Sprint                                               1,492,672
      73,400     Verizon Communications                               2,574,872
                                                                     ----------
                                                                      6,342,536
                                                                     ----------
TOTAL EQUITIES (COST $54,239,761)                                    60,402,978
                                                                     ----------
PUT OPTIONS PURCHASED - 0.3%
                 PUT OPTIONS - 0.3%
         200     Phila Gold & Silver 110.00
                   Puts March 2004                                      156,000
                                                                     ----------
TOTAL PUT OPTIONS PURCHASED (COST $158,550)                             156,000
                                                                     ----------
TIME DEPOSITS - 0.3%
                 CAYMAN - 0.3%
     186,047     Brown Brothers Harriman Trust (Cayman)
                   0.7%, 2004-01-02                                     186,047
                                                                     ----------
TOTAL TIME DEPOSITS (COST $186,047)                                     186,047
                                                                     ----------
TOTAL INVESTMENTS (COST $54,584,358) - 100.9%                        60,745,025
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9%)                         (524,001)
                                                                     ----------
TOTAL NET ASSETS - 100.0%                                            60,221,024
                                                                     ==========

*     Non-income producing security

See notes to financial statements.

                                       31
               GAM AMERICAN FOCUS FUND / STATEMENT OF INVESTMENTS

GAMerica Capital Fund

FUND MANAGEMENT

[PHOTO]

GORDON GRENDER, DIRECTOR, HAS BEEN ASSOCIATED WITH GAM SINCE 1983. HE HAS BEEN ACTIVELY INVOLVED IN FUND MANAGEMENT IN NORTH AMERICAN STOCK MARKETS SINCE 1974. HE COMMENCED MANAGEMENT OF GAMERICA CAPITAL FUND ON 12TH MAY, 1995. MR. GRENDER ALSO MANAGES GAMERICA INC., AN OFFSHORE FUND WITH SIMILAR INVESTMENT OBJECTIVES.

The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in the United States. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

REPORT TO SHAREHOLDERS

THE FACTS - CLASS A SHARES

                                                   GAMERICA
                                                    CAPITAL
                                             CLASS A (AFTER                     AVERAGE
                                  GAMERICA          MAXIMUM           S&P       1 MONTH
                                   CAPITAL       SALES LOAD          COMP       DEPOSIT
                                   CLASS A        OF 5.50%)         INDEX          RATE

31 December, 2003                US$ 24.36        US$ 25.78      1,111.92
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003             8.22             2.27         12.12          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 36.47            28.96         28.64          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
3 years to December, 2003             2.71             0.79         (4.07)         2.32
---------------------------------------------------------------------------------------
5 years to December, 2003             8.28             7.07         (0.58)         3.73
---------------------------------------------------------------------------------------
Since inception                      14.42            13.67         10.86          4.53
---------------------------------------------------------------------------------------

Performance is calculated on a total return basis. Class A inception was on 12th May 1995, Class B and Class C on 26th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                       32
                     GAMERICA CAPITAL FUND / FUND MANAGEMENT

                                                                             GAM

        [The table below represents a line chart in the printed report.]

                  GAMERICA
                   CAPITAL
            CLASS A (AFTER                      AVERAGE
 GAMERICA          MAXIMUM           S&P        1 MONTH
  CAPITAL       SALES LOAD          COMP        DEPOSIT
  CLASS A        OF 5.50%)         INDEX           RATE         DATE
 --------   --------------       -------        -------         -------
  10000           10000          10000           10000          5/12/95
  9946            9398.97        10162.6         10029.2        5/31/95
  9970            9421.65        10401.3         10079.8        6/30/95
  10000           9450           10753.4         10126.1        7/31/95
  10188           9627.66        10773.7         10170.9        8/31/95
  10244           9680.58        11227.7         10228.5        9/30/95
  10382           9810.99        11194.5         10271.6        10/31/95
  10453           9878.09        11677.4         10316          11/30/95
  10137.3         9579.77        11903.2         10375.4        12/31/95
  9813.9          9274.13        12316.7         10416.3        1/31/96
  10187.9         9627.52        12424.3         10458.7        2/29/96
  10844.8         10248.3        12545.2         10513.3        3/31/96
  11724.1         11079.3        12737.7         10558.1        4/30/96
  12623.6         11929.3        13054.3         10604.6        5/31/96
  12704.5         12005.8        13106           10649.8        6/30/96
  12229.5         11556.8        12531.6         10689.5        7/31/96
  12704.5         12005.8        12791.5         10743.3        8/31/96
  12755           12053.5        13508.5         10791          9/30/96
  12138.5         11470.9        13887.4         10829.8        10/31/96
  11815.1         11165.2        14930.8         10882.8        11/30/96
  11994           11334.3        14634.5         10932.9        12/31/96
  12437.4         11753.3        15558.8         10982.5        1/31/97
  11927.5         11271.5        15673.8         11027.5        2/28/97
  11040.7         10433.4        15029           11077.4        3/31/97
  11262.4         10642.9        15933.6         11126          4/30/97
  12603.7         11910.4        16893.4         11180.3        5/31/97
  13623.5         12874.2        17652.8         11231.4        6/30/97
  14565.7         13764.6        19060.1         11274          7/31/97
  15001.1         14176          17989           11333.5        8/31/97
  16895.9         15966.7        18971.7         11388.4        9/30/97
  16670.4         15753.5        18343.6         11442.2        10/31/97
  16670.4         15753.5        19185.9         11491          11/30/97
  16465.2         15559.6        19515.6         11551.1        12/31/97
  17335.6         16382.2        19740.7         11608          1/31/98
  18904.9         17865.2        21156.7         11657.8        2/28/98
  19996.1         18896.3        22241.2         11714.5        3/31/98
  21160.8         19996.9        22470.2         11768          4/30/98
  20621.3         19487.2        22072.9         11820.3        5/31/98
  20694.9         19556.7        22971.5         11877.8        6/30/98
  20106.4         19000.6        22732.5         11933.8        7/31/98
  17311.1         16359          19441.3         11989.9        8/31/98
  17947.2         16960.1        20682           12044.1        9/30/98
  18708           17679.1        22372.9         12097.9        10/31/98
  20479           19352.7        23723.3         12149.5        11/30/98
  21502           20319.4        25091.2         12206.1        12/31/98
  21967.8         20759.6        26147.5         12257.5        1/31/99
  21174.7         20010.1        25329.2         12303.1        2/28/99
  21678.3         20485.9        26342.1         12353.6        3/31/99
  23163.8         21889.8        27371           12402.8        4/30/99
  23893.9         22579.8        26714.3         12453.2        5/31/99
  25291.3         23900.3        28198.5         12502.4        6/30/99
  25883           24459.4        27322.7         12557.4        7/31/99
  25049.4         23671.7        27180.4         12612.4        8/31/99
  24895.7         23526.4        26432.4         12667.4        9/30/99
  24998.2         23623.3        28114.6         12724.8        10/31/99
  25267.2         23877.5        28680.1         12780.4        11/30/99
  27732.7         26207.4        30370.4         12849.9        12/31/99
  26271.7         24826.8        28851.7         12912.2        1/31/00
  26362.2         24912.3        28299.3         12972.1        2/29/00
  28754.1         27172.6        31068.8         13036.9        3/31/00
  27073.3         25584.3        30138.1         13102.5        4/30/00
  27758.6         26231.8        29508.1         13172          5/31/00
  30370.2         28699.9        30243.3         13242.6        6/30/00
  30157.8         28499.1        29775.6         13316.7        7/31/00
  32082.8         30318.2        31613.5         13390.9        8/31/00
  31454.2         29724.2        29949           13462.8        9/30/00
  30825.6         29130.2        29829.8         13537.8        10/31/00
  27735.2         26209.8        27468.1         13610.4        11/30/00
  29547.4         27922.3        27606.1         13685.9        12/31/00
  30230.5         28567.9        28591.7         13761.1        1/31/01
  28378.1         26817.3        25976.8         13819.3        2/28/01
  28325.5         26767.6        24336.1         13881          3/31/01
  28864.2         27276.7        26233.4         13937.8        4/30/01
  29836.4         28195.4        26394.7         13989.4        5/31/01
  29678.7         28046.4        25760.8         14035.5        6/30/01
  28890.5         27301.5        25511.3         14080.7        7/31/01
  27648.7         26128          23904           14124.5        8/31/01
  25966.6         24538.4        21975           14167.2        9/30/01
  26347.7         24898.6        22401.4         14197.7        10/31/01
  27385.8         25879.6        24113.9         14223.4        11/30/01
  28831.3         27245.6        24323.2         14248          12/31/01
  27635.5         26115.6        23973.7         14270          1/31/02
  27504.1         25991.4        23501.6         14289.5        2/28/02
  28594.8         27022.1        24392           14310.7        3/31/02
  28371.4         26811          22921.4         14331.3        4/30/02
  27543.5         26028.6        22742.6         14352.6        5/31/02
  26518.5         25060          21120.1         14373.2        6/30/02
  24573.7         23222.1        19481.8         14394.6        7/31/02
  24179.4         22849.6        19605.5         14415.6        8/31/02
  23574.9         22278.3        17473.6         14436          9/30/02
  23929.8         22613.6        19015.7         14457.5        10/31/02
  24770.8         23408.4        20129.2         14476.9        11/30/02
  23456.7         22166.6        18942.8         14493.5        12/31/02
  23391           22104.5        18452.7         14509.3        1/31/03
  22891.6         21632.6        18166           14523.2        2/28/03
  23167.6         21893.4        18346.4         14538.6        3/31/03
  25638.1         24228          19864.1         14553.2        4/30/03
  27648.7         26128          20906.3         14568.3        5/31/03
  27872.1         26339.1        21171.5         14583.2        6/30/03
  29173           27568.5        21547.4         14596.1        7/31/03
  30631.7         28946.9        21964.1         14608.8        8/31/03
  29580.4         27953.5        21733.6         14621.5        9/30/03
  30566           28884.8        22963           14634.4        10/31/03
  30250.6         28586.8        23156.7         14646.8        11/30/03
  32011.5         30250.8        24368.3         14660.3        12/31/03


NOTE:The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Standard and Poor's Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN - CLASS A

[The table below represents a bar chart in the printed report.]


                                               GAMERICA
                                                CAPITAL
                             GAMERICA    (AFTER MAXIMUM       S&P
                             --------    --------------       ---
                              CAPITAL        SALES LOAD      COMP
                              CLASS A         OF 5.50%)     INDEX
                             --------    --------------     -----
              1 Year            36.47            28.96      28.64
              3 Years           2.71             0.79       -4.07
              5 Years           8.28             7.07       -0.58
              Since Inception   14.42            13.67      10.86

ANNUAL PERFORMANCE - CLASS A

                                                    GAMERICA
                                                     CAPITAL
                                              CLASS A (AFTER           STANDARD
                               GAMERICA              MAXIMUM           & POOR'S
                                CAPITAL           SALES LOAD          COMPOSITE
                                CLASS A            OF 5.50%)              INDEX
YEAR                                  %                    %                  %
--------------------------------------------------------------------------------
1999                              28.97                21.88              21.04
--------------------------------------------------------------------------------
2000                               6.54                 0.68              (9.10)
--------------------------------------------------------------------------------
2001                              (2.42)               (7.79)            (11.89)
--------------------------------------------------------------------------------
2002                             (18.64)              (23.12)            (22.12)
--------------------------------------------------------------------------------
2003                              36.47                28.96              28.64
--------------------------------------------------------------------------------

                                       33
                 GAMERICA CAPITAL FUND / REPORT TO SHAREHOLDERS

GAMerica Capital Fund

THE FACTS - CLASS B SHARES

                                                   GAMERICA
                                                    CAPITAL                     AVERAGE
                                  GAMERICA    CLASS B (WITH           S&P       1 MONTH
                                   CAPITAL         DEFERRED          COMP       DEPOSIT
                                   CLASS B    SALES CHARGE)         INDEX          RATE

31 December, 2003                US$ 23.81                       1,111.92
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003             8.03             3.03         12.12          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 35.44            30.44         28.64          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
3 years to December, 2003             1.97             1.00         (4.07)         2.32
---------------------------------------------------------------------------------------
5 years to December, 2003             7.48             7.18         (0.58)         3.73
---------------------------------------------------------------------------------------
Since inception*                      7.62             7.49          1.73          3.93
---------------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                                   GAMERICA
                                                    CAPITAL                     AVERAGE
                                  GAMERICA          CLASS C           S&P       1 MONTH
                                   CAPITAL   (WITH DEFERRED          COMP       DEPOSIT
                                   CLASS C    SALES CHARGE)         INDEX          RATE

31 December, 2003                US$ 23.63                       1,111.92
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003             8.00             7.00         12.12          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 35.42            34.42         28.64          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
3 years to December, 2003             1.96             1.96         (4.07)         2.32
---------------------------------------------------------------------------------------
5 years to December, 2003             7.49             7.49         (0.58)         3.73
---------------------------------------------------------------------------------------
Since inception*                      7.47             7.47          1.73          3.93
---------------------------------------------------------------------------------------

*     Inception was on 26th May, 1998 for Class B and Class C shares.

THE COMMENT

US stock markets were strong in 2003. Measured by the Standard & Poor's Composite, the Dow Jones Industrial Average and the Nasdaq indices, the market increased by 28.6%, 28.3% and 50% during the year.

The Fund's Class A NAV achieved a reasonable return of 36.5% for the year ending 31 December 2003, outperforming its benchmark index, the S&P 500, and also the Dow Jones Industrial Average, by 8%. While this is strong outperformance compared to the overall market, the Fund is not heavily weighted towards Nasdaq index constituents and so lagged the performance of that index. The Nasdaq index, however, is still down about 60% since its historic peak, reached in March 2000.

My strategy throughout the year has been to maintain a higher than normal level of liquidity while continuing to seek interesting individual stock ideas. I have found some and these account for the performance of the Fund this year.

United Auto Group, Power-One and Neopharm were the three best performing holdings in the Fund this year. The three worst performing holdings were Merck, MS Kohls and CTI Molecular Imaging. United Auto Group, Power-One and Neopharm are all long-term positions in the Fund's top ten holdings. The share price of United Auto Group, a car dealership, rose by over 150% during the year. The company's stock was trading on about 10-11 x earnings at the beginning of the year and it is now trading on 18x. The company's circumstances remain the same as they were at the beginning of the year; it is investors' perceptions about the company that have changed.

I have believed for some time that there are good opportunities for retailers that cater to lower income consumers. The US is often perceived to be a very rich country but half its population has income of less than $30,000 a year. My holding in Fred's and Dollar General, two low-end retailers have performed well during the year and contributed to the Fund's performance.

                                       34
                 GAMERICA CAPITAL FUND / REPORT TO SHAREHOLDERS

                                                                             GAM

STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 2003

                                                                         MARKET
                                                                          VALUE
    HOLDINGS     DESCRIPTION                                                US$
--------------------------------------------------------------------------------
BONDS - 0.0%
                 TELECOMMUNICATION
                  SERVICES - 0.0%
 *+**663,000     Globalstar LP/Capital 11.38%,
                   2004-02-15                                             3,315
                                                                    -----------
TOTAL BONDS (COST $531,141)                                               3,315
                                                                    -----------
EQUITIES - 85.7%
                 AUTOMOBILES & COMPONENTS - 4.0%
    *148,800     Keystone Automotive Industries                       3,773,568
      *5,312     LKQ                                                     95,350
     *20,000     Universal Technical Institute                          600,000
                                                                    -----------
                                                                      4,468,918
                                                                    -----------
                 CAPITAL GOODS - 9.3%
     *40,000     Gerber Scientific                                      318,400
    *665,060     Power-One                                            7,202,600
     *18,443     SureBeam A                                               4,426
     *26,400     Titan                                                  575,784
     *63,000     Trex                                                 2,392,740
                                                                    -----------
                                                                     10,493,950
                                                                    -----------
                 CONSUMER DURABLES &
                  APPAREL - 1.4%
    *288,560     Foamex International                                 1,442,800
      *9,765     Palm Harbor Homes                                      174,501
                                                                    -----------
                                                                      1,617,301
                                                                    -----------
                 DIVERSIFIED FINANCIALS - 2.3%
      32,000     Bear Stearns Companies                               2,558,400
                                                                    -----------
                                                                      2,558,400
                                                                    -----------
                 ENERGY - 7.0%
    *600,000     Abraxas Petroleum                                      738,000
      70,000     Burlington Resources                                 3,876,600
    *100,000     Tom Brown                                            3,225,000
                                                                    -----------
                                                                      7,839,600
                                                                    -----------
                 FOOD, BEVERAGE & TOBACCO - 2.5%
     105,000     Delta & Pine Land                                    2,667,000
       5,629     Monsanto                                               162,003
                                                                    -----------
                                                                      2,829,003
                                                                    -----------
                 HEALTH CARE EQUIPMENT &
                  SERVICES - 1.8%
       7,208     Alcon                                                  436,372
     *43,988     CTI Molecular Imaging                                  743,837
    *797,759     Inflazyme Pharmaceuticals                              586,293
      *7,800     Sierra Health Services                                 214,110
                                                                    -----------
                                                                      1,980,612
                                                                    -----------
                 INSURANCE - 13.9%
      35,898     American International Group                         2,379,320
      80,000     Chubb                                                5,448,000
    *+85,000     ESG Re                                                  28,050
      41,500     Infinity Property & Casualty                         1,371,575
     122,500     Scottish Re Group                                    2,545,550
      50,000     XL Capital A                                         3,877,500
                                                                    -----------
                                                                     15,649,995
                                                                    -----------
                 MEDIA - 0.2%
     *40,000     Edgar Online                                            67,600
      *2,310     Liberty Media A                                         27,466
      *3,080     Pegasus Communications A                                86,486
                                                                    -----------
                                                                        181,552
                                                                    -----------
                 PHARMACEUTICALS &
                  BIOTECHNOLOGY - 13.0%
      *8,200     Medco Health Solutions                                 278,718
      68,000     Merck                                                3,141,600
    *454,825     Neopharm                                             8,332,394
      46,200     Pfizer                                               1,632,246
      27,200     Wyeth                                                1,154,640
                                                                    -----------
                                                                     14,539,598
                                                                    -----------
                 REAL ESTATE - 1.2%
      57,000     Maguire Properties                                   1,385,100
                                                                    -----------
                                                                      1,385,100
                                                                    -----------
                 RETAILING - 25.3%
      36,000     Best Buy                                             1,880,640
     *64,000     Conn's                                               1,030,400
     163,000     Dollar General                                       3,421,370
     265,077     Fred's A                                             8,212,086
      18,480     Limited Brands                                         333,194
      58,800     Morgan Stanley Kohl's (SPARQS)
                   2004-05-01                                         1,364,160
      *7,500     Party City                                              95,175
     385,000     United Auto Group                                   12,050,500
                                                                    -----------
                                                                     28,387,525
                                                                    -----------
                 SEMICONDUCTORS &
                  SEMICONDUCTOR EQUIPMENT - 0.6%
     *20,000     Advanced Power Technology                              172,800
     *25,000     AMIS Holdings                                          457,000
                                                                    -----------
                                                                        629,800
                                                                    -----------
                 SOFTWARE & SERVICES - 1.1%
     *50,000     Retalix                                              1,159,500
    *100,000     Serviceware Technologies                                60,000
                                                                    -----------
                                                                      1,219,500
                                                                    -----------
                 TECHNOLOGY HARDWARE &
                  EQUIPMENT - 0.7%
      *4,450     Acceris Communications                                   9,701
     *35,000     Optibase                                               228,200
     *71,772     Symmetricom                                            522,500
                                                                    -----------
                                                                        760,401
                                                                    -----------
                 TELECOMMUNICATION
                  SERVICES - 0.0%
     *87,000     Worldcom                                                 1,148
      *3,480     Worldcom - MCI Group                                       171
                                                                    -----------
                                                                          1,319
                                                                    -----------
                 TRANSPORTATION - 0.9%
    *100,000     USA Truck                                              988,900
                                                                    -----------
                                                                        988,900
                                                                    -----------
                 UTILITIES - 0.5%
      62,537     Williams Companies                                     614,113
                                                                    -----------
                                                                        614,113
                                                                    -----------
TOTAL EQUITIES (COST $68,106,467)                                    96,145,587
                                                                    -----------

                                       35
                GAMERICA CAPITAL FUND / STATEMENT OF INVESTMENTS

GAMerica Capital Fund

                                                                         MARKET
                                                                          VALUE
    HOLDINGS     DESCRIPTION                                                US$
--------------------------------------------------------------------------------
TIME DEPOSITS - 14.9%
                 GRAND CAYMAN - 14.9%
  16,775,986     Wachovia Bank
                   0.7%, 2004-01-02                                  16,775,986
                                                                    -----------
TOTAL TIME DEPOSITS (COST $16,775,986)                               16,775,986
                                                                    -----------
TOTAL INVESTMENTS (COST $85,413,594) - 100.6%                       112,924,888
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6%)                         (675,551)
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           112,249,337
                                                                    ===========

*     Non-income producing security
+     Fair valued security
**    Defaulted bond.

See notes to financial statements.

GEOGRAPHIC ANALYSIS AS AT
31ST DECEMBER, 2003

        [The table below represents a pie chart in the printed report.]

                USA                                          83.4
                CAYMEN (TIME DEPOSIT)                        14.9
                ISRAEL                                        1.2
                CANADA                                        0.5





INVESTMENT ANALYSIS AS AT
31ST DECEMBER, 2003

        [The table below represents a pie chart in the printed report.]

                RETAILING                                    25.3
                TIME DEPOSITS & LIABILITIES                  14.3
                IN EXCESS OF OTHER ASSETS
                INSURANCE                                    13.9
                PHARMACEUTICALS & BIOTECHNOLOGY              13.9
                CAPITAL GOODS                                 9.3
                ENERGY                                        7.0
                AUTOMOBILES & COMPONENTS                      4.0
                OTHER                                         2.9
                FOOD, BEVERAGE & TOBACCO                      2.5
                DIVERSIFIED FINANCIALS                        2.3
                HEALTH CARE EQUIPMENT & SERVICES              1.8
                CONSUMER DURABLES & APPAREL                   1.4
                REAL ESTATE                                   1.2
                SOFTWARE & SERVICES                           1.1

                                       36
                GAMERICA CAPITAL FUND / STATEMENT OF INVESTMENTS

                                                                          GAM(R)

GAM Gabelli Long/Short Fund

FUND MANAGEMENT

[PHOTO]

MARIO J. GABELLI IS CHAIRMAN OF GABELLI FUNDS, INC., A MUTUAL FUND INVESTMENT ADVISER FOR GAMCO INVESTORS INC., A MONEY MANAGEMENT SUBSIDIARY, GABELLI &
COMPANY, INC. A BROKER/ DEALER SUBSIDIARY AND GABELLI ASSOCIATES FUND, AN ARBITRAGE LIMITED PARTNERSHIP. GAMCO INVESTORS, INC. IS THE INVESTMENT MANAGER OF GAM GAMCO. MR GABELLI BEGAN HIS INVESTMENT CAREER IN 1967 WITH THE INVESTMENT BANKING FIRM OF LOEB, RHOADES & CO. BEFORE JOINING RESEARCH FIRM WILLIAM D WITTER IN 1975. IN 1977, HE FORMED BROKER/DEALER GABELLI & COMPANY, INC. MR GABELLI IS A MEMBER OF THE NEW YORK SOCIETY OF ANALYSTS AND CHARTERED FINANCIAL ANALYST HOLDER. HE IS A GRADUATE OF FORDHAM UNIVERSITY AND RECEIVED AN MBA FROM COLUMBIA UNIVERSITY GRADUATE SCHOOL OF BUSINESS. HE HOLDS AN HONORARY DOCTORATE DEGREE FROM ROGER WILLIAMS UNIVERSITY.

The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities of selected large, mid, and small-capitalization North American companies. Under normal conditions, the Fund will have both long and short positions in equity securities, primarily common stocks. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

REPORT TO SHAREHOLDERS

THE FACTS - CLASS A SHARES

                                                        GAM
                                                    GABELLI
                                                 LONG/SHORT
                                       GAM   CLASS A (AFTER                     AVERAGE
                                   GABELLI          MAXIMUM           S&P       1 MONTH
                                LONG/SHORT       SALES LOAD          COMP       DEPOSIT
                                   CLASS A        OF 5.50%)         INDEX          RATE

31 December, 2003                 US$ 8.27         US$ 8.75      1,111.92
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003            11.76             5.61         12.12          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 12.82             6.62         28.64          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
Since inception                     (11.27)          (14.38)         4.60          1.35
---------------------------------------------------------------------------------------

Performance is calculated on a total return basis. Class A, B and C inception was on 29th May, 2002. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                       37
                  GAM GABELLI LONG/SHORT FUND / FUND MANAGEMENT

GAM Gabelli Long/Short Fund

        [The table below represents a line chart in the printed report.]

AFA/NAV  AFA/NAV/SL     STP         DUS         Date
10000    10000          10000       10000       5/30/02
10000    9450           10023.9     10000.5     5/31/02
8760     8278.2         9308.73     10014.9     6/30/02
7680     7257.6         8586.68     10029.7     7/31/02
7200     6804           8641.16     10044.4     8/31/02
6940     6558.3         7701.56     10058.6     9/30/02
6990     6605.55        8381.21     10073.5     10/31/02
7150     6756.75        8871.98     10087.1     11/30/02
7330     6926.85        8349.08     10098.6     12/31/02
7200     6804           8133.08     10109.6     1/31/03
6890     6511.05        8006.7      10119.3     2/28/03
6840     6463.8         8086.25     10130.1     3/31/03
7170     6775.65        8755.15     10140.2     4/30/03
7290     6889.05        9214.49     10150.8     5/31/03
7450     7040.25        9331.38     10161.2     6/30/03
7300     6898.5         9497.07     10170.1     7/31/03
7460     7049.7         9680.73     10179       8/31/03
7400     6993           9579.15     10187.9     9/30/03
7670     7248.15        10121       10196.8     10/31/03
7790     7361.55        10206.4     10205.4     11/30/03
8270     7815.15        10740.4     10214.9     12/31/03


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Standard and Poor's Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN - CLASS A

        [The table below represents a bar chart in the printed report.]

                                              GAM Gabelli             Standard &
                                              Long/Short              Poor's
                              GAM Gabelli     (after maximum sales    Composite
                              Long/Short      load of 5.50%)          Index

1 Year                         12.82            6.62                  28.64
Since Inception               -11.27          -14.38                    4.6

ANNUAL PERFORMANCE - CLASS A

        [The table below represents a bar chart in the printed report.]

                                              GAM Gabelli             Standard &
                                              Long/Short              Poor's
                              GAM Gabelli     (after maximum sales    Composite
                              Long/Short      load of 5.50%)          Index

Inception to December, 2002   -26.7           -30.73                  -16.51
2003*                         12.82             6.62                   28.64

                                       38
              GAM GABELLI LONG/SHORT FUND / REPORT TO SHAREHOLDERS

                                                                             GAM

THE FACTS - CLASS B SHARES

                                                        GAM
                                                    GABELLI
                                       GAM       LONG/SHORT                     AVERAGE
                                   GABELLI    CLASS B (WITH           S&P       1 MONTH
                                LONG/SHORT         DEFERRED          COMP       DEPOSIT
                                   CLASS B    SALES CHARGE)         INDEX          RATE

31 December, 2003                 US$ 8.26                       1,111.92
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003            11.62             6.62         12.12          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 12.84             7.84         28.64          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
Since inception                     (11.34)          (13.59)         4.60          1.35
---------------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                                        GAM
                                                    GABELLI
                                       GAM       LONG/SHORT                     AVERAGE
                                   GABELLI          CLASS C           S&P       1 MONTH
                                LONG/SHORT   (WITH DEFERRED          COMP       DEPOSIT
                                   CLASS C    SALES CHARGE)         INDEX          RATE

31 December, 2003                 US$ 8.25                       1,111.92
---------------------------------------------------------------------------------------
                                         %                %             %             %
---------------------------------------------------------------------------------------
Quarter to December, 2003            11.64            10.64         12.12          0.26
---------------------------------------------------------------------------------------
Jan - December, 2003                 12.86            11.86         28.64          1.15
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS:
---------------------------------------------------------------------------------------
Since inception                     (11.41)          (11.41)         4.60          1.35
---------------------------------------------------------------------------------------

THE COMMENT

The US stock market finished 2003 with significant gains, scoring its first annual increase since 1999. The year started with intense uncertainty over the pending war with Iraq, SARS, and the sluggish U.S. economy. Interestingly, oil prices hit their high for the year in late February and stocks made a yearly low in early March before hostilities with Iraq commenced on 20th March.

Unprecedented fiscal and monetary stimulus, together with rising investor, business and consumer confidence, sparked the start of a rally in stocks and accelerating economic growth, each carrying through to the end of 2003. The combined effect of this year's dividend and long-term capital gains tax reduction, rising merger and acquisition activity, and investors' renewed willingness to take risk provided a positive backdrop for stocks.

The orderly weakness in the US dollar was a net plus for US stocks since it increased US multinational revenues and profits and demand for exports, as well as reduced the risk of deflation by supporting import prices. Intermediate and long-term interest rates spiked up sharply at mid-year, when reduced deflationary fears and the improving economic outlook took hold, then receded and overall had little impact on rising stock prices.

The constant threat of al Qaeda sponsored terrorist attacks with the potential to seriously disrupt global financial markets at any time hung over the market all year. However, the capture of Saddam Hussein eased Iraq related uncertainties at year-end.

For calendar year 2003, the GAM Gabelli Long/Short Fund's Class A NAV had a net return of 12.82%. Gross long positions in the portfolio increased 28.92% while gross short positions decreased -16.77%. During the year, the Fund had an average gross exposure of 126% and an average net exposure of 63%, with the long exposure averaging 94% and the short exposure averaging 31%.

On a gross basis, the portfolio's top performing sectors were Communications +6.39%, Industrial +4.19%, and Consumer non-cyclical +4.16%. The bottom performing sectors were Index Hedge -4.69%, Technology -2.46%, and Consumer cyclical -0.08%. The Index Hedge category consists of various market and sector index derivatives which were used for hedging purposes to manage overall portfolio risk. The Fund benefited from positions in Curtiss-Wright Corp., Gray Television, Inc., and Nortel Networks. Losses were incurred from positions in Macromedia Inc., Tiffany & Co., and Cymer Inc.

                                       39
              GAM GABELLI LONG/SHORT FUND / REPORT TO SHAREHOLDERS

GAM Gabelli Long/Short Fund

STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 2003

                                                                         MARKET
                                                                          VALUE
    HOLDINGS     DESCRIPTION                                                US$
--------------------------------------------------------------------------------
EQUITIES - 104.5%
                 AUTOMOBILES & COMPONENTS - 2.3%
     #46,000     Dana                                                   844,100
      10,000     Standard Motor Products                                121,500
                                                                     ----------
                                                                        965,600
                                                                     ----------
                 BANKS - 3.9%
       1,000     Allegiant Bancorp                                       28,050
       3,200     Bank of Bermuda                                        143,840
     *23,100     Bay View Capital                                        49,434
       1,500     Coastal Bancorp                                         61,665
       1,500     Connecticut Bancshares                                  77,310
       5,500     First Essex Bancorp                                    319,770
       6,600     FleetBoston Financial                                  288,090
       5,000     Mellon Financial                                       160,550
         500     Pacific Crest Capital                                   12,925
      #7,500     PNC Financial Services                                 410,475
       1,500     Republic Bancshares                                     47,205
                                                                     ----------
                                                                      1,599,314
                                                                     ----------
                 CAPITAL GOODS - 17.0%
     +*8,500     Advanced Lighting Technologies                           1,317
     *12,000     AGCO                                                   241,680
      *8,500     Agere Systems B                                         24,650
     *21,000     Allegheny Energy                                       267,960
      #4,000     BorgWarner                                             340,280
     #31,444     Curtiss-Wright                                       1,415,294
     #30,000     Curtiss-Wright B                                     1,347,000
      *2,998     Denison                                                 71,652
      *7,000     Fairchild                                               35,280
      *5,000     Flowserve                                              104,400
      30,000     GenCorp                                                323,100
     #18,000     Genuine Parts                                          597,600
     #25,000     Honeywell International                                835,750
      #3,000     Northrop Grumman                                       286,800
       5,001     Precision Castparts                                    227,095
      10,000     Thomas Industries                                      346,600
     *27,500     Titan                                                  599,775
                                                                     ----------
                                                                      7,066,233
                                                                     ----------
                 COMMERICIAL SERVICES &
                  SUPPLIES - 1.6%
        *500     Amerco                                                  12,350
      *9,500     Concord EFS                                            140,980
      *4,000     Right Management                                        74,640
     #23,000     Sensient Technologies                                  454,710
                                                                     ----------
                                                                        682,680
                                                                     ----------
                 CONSUMER DURABLES &
                  APPAREL - 1.9%
       8,000     Fedders                                                 57,600
      *8,000     Fedders NP Rts 2004-01-16                                  480
     *65,000     Gemstar-TV Guide International                         328,250
       2,800     Gucci Group                                            239,503
       5,000     Skyline                                                174,350
                                                                     ----------
                                                                        800,183
                                                                     ----------
                 DIVERSIFIED FINANCIALS - 2.5%
      17,000     American Express                                       819,910
      *1,000     Fleetwood Capital Trust                                 35,875
      *3,000     HPSC                                                    43,350
      *9,000     SoundView Technology                                   139,410
                                                                     ----------
                                                                      1,038,545
                                                                     ----------
                 ENERGY - 1.1%
       3,000     ExxonMobil                                             123,000
      *2,300     North Coast Energy                                      24,589
       6,000     Royal Dutch Petroleum                                  314,340
                                                                     ----------
                                                                        461,929
                                                                     ----------
                 FOOD & STAPLES RETAILING - 1.9%
     *12,679     Del Monte Foods                                        131,862
       5,200     Dreyer's Grand Ice Cream                               404,300
      *1,000     Duane Reade                                             16,920
       5,500     Flowers Foods                                          141,900
      *2,000     Interpore International                                 26,000
       9,000     Safeway                                                 45,577
                                                                     ----------
                                                                        766,559
                                                                     ----------
                 FOOD, BEVERAGE & TOBACCO - 10.5%
       7,400     Allied Domecq ADR                                      233,766
     #83,200     Archer-Daniels-Midland                               1,266,304
       1,000     BBAG Oesterreichische Brau-Beteilogungs                155,273
       1,500     Brau-Union                                             239,008
       8,000     Campbell Soup                                          214,400
       5,000     Coca-Cola                                              253,750
       7,000     Corn Products International                            241,150
       5,000     Diageo ADR                                             264,300
       5,000     Fomento Economico Mexicano                             184,400
      *4,700     Genesee                                                 16,967
       8,000     HJ Heinz                                               291,440
     *24,000     Horizon Organic                                        574,800
        *600     Toddhunter                                               6,900
       7,500     Wm Wrigley Jr.                                         421,575
                                                                     ----------
                                                                      4,364,033
                                                                     ----------
                 HEALTH CARE EQUIPMENT &
                  SERVICES - 3.2%
       7,000     Amersham                                                95,550
       3,000     Eldertrust                                              37,590
      *2,000     Henry Schein                                           135,160
      *7,500     Inamed                                                 360,450
      *3,300     Invivo                                                  72,336
     *13,700     I-Stat                                                 209,610
      *3,000     Priority Healthcare                                     72,330
      *4,656     Zimmer Holdings                                        329,767
      *1,000     Zonagen                                                  1,850
                                                                     ----------
                                                                      1,314,643
                                                                     ----------
                 HOTELS, RESTAURANTS &
                  LEISURE - 1.0%
      *2,000     AMF Bowling Worldwide                                   48,200
     *20,000     Metro Goldwyn Mayer                                    341,800
      *4,000     Six Flags                                               30,080
                                                                     ----------
                                                                        420,080
                                                                     ----------
                 HOUSEHOLD & PERSONAL
                  PRODUCTS - 1.8%
      *2,415     Del Laboratories                                        60,375
       6,000     Dial                                                   170,820
      #5,000     Proctor & Gamble                                       499,400
                                                                     ----------
                                                                        730,595
                                                                     ----------
                 INSURANCE - 3.5%
        *900     Alleghany                                              200,250
      #7,500     American International Group                           497,100
       1,900     John Hancock Financial Services                         71,250
     #15,000     Liberty                                                677,850
                                                                     ----------
                                                                      1,446,450
                                                                     ----------

                                       40
             GAM GABELLI LONG/SHORT FUND / STATEMENT OF INVESTMENTS

                                                                            GAM

                                                                         MARKET
                                                                          VALUE
    HOLDINGS     DESCRIPTION                                                US$
--------------------------------------------------------------------------------
                 MATERIALS - 2.5%
      *5,600     Ashanti Goldfields                                      73,024
     #12,443     Boise Cascade                                          408,877
     *25,953     Hercules                                               316,627
      *4,000     Sealed Air                                             216,560
                                                                     ----------
                                                                      1,015,088
                                                                     ----------
                 MEDIA - 22.5%
    *#55,000     Cablevision Systems                                  1,286,450
     *20,500     CINAR                                                   74,005
      *2,500     Cox Communications A                                    86,125
     *12,500     Fisher Communications                                  637,500
     *50,000     Fox Entertainment Group A                            1,457,500
     #48,000     Gray Television                                        725,760
     *16,464     Hughes Electronics                                     272,479
     *17,000     InterActiveCorp                                        576,810
    *#56,623     Liberty Media A                                        673,247
     *20,000     Sinclair Broadcast Group                               298,400
    *#65,000     Time Warner                                          1,169,350
     #10,000     Tribune                                                516,000
    *#40,000     Vivendi Universal ADR                                  971,200
       5,000     Walt Disney                                            116,650
    *#24,000     Young Broadcasting A                                   480,960
                                                                     ----------
                                                                      9,342,436
                                                                     ----------
                 PHARMACEUTICALS &
                  BIOTECHNOLOGY - 4.6%
      *5,500     Applied Molecular Evolution                             97,900
       4,000     Bristol-Myers Squibb                                   114,400
      *4,100     CIMA Labs                                              133,742
      #7,000     Eli Lilly                                              492,310
      *3,000     Esperion Therapeutics                                  103,830
     #23,000     Pfizer                                                 812,590
      *5,800     SICOR                                                  157,760
                                                                     ----------
                                                                      1,912,532
                                                                     ----------
                 REAL ESTATE - 0.6%
      *1,750     Canary Wharf                                             8,355
       6,200     Newhall Land & Farming                                 250,356
                                                                     ----------
                                                                        258,711
                                                                     ----------
                 RETAILING - 0.5%
      *3,500     barnsandnoble.com                                       10,325
        *500     Cole National                                           10,000
      *8,000     Maxtor                                                  88,800
      *2,000     Neiman Marcus Group  B                                 100,000
      *1,000     Sylvan                                                  12,100
                                                                     ----------
                                                                        221,225
                                                                     ----------
                 SEMICONDUCTORS &
                  SEMICONDUCTOR EQUIPMENT - 1.9%
     #27,000     Texas Instruments                                      793,260
                                                                     ----------
                                                                        793,260
                                                                     ----------
                 SOFTWARE & SERVICES - 1.6%
      *7,700     On Technology                                           30,492
     *20,000     PeopleSoft                                             456,000
     *13,500     Pinnacor                                                31,455
      *2,000     Pivotal                                                  4,140
    +*58,757     StorageNetworks                                          1,763
      *8,500     Systems & Computer Technology                          138,975
       3,100     Turnstone Systems                                          357
                                                                     ----------
                                                                        663,182
                                                                     ----------
                 TECHNOLOGY HARDWARE &
                  EQUIPMENT - 3.8%
      *1,200     Concerto Software                                       14,376
      15,000     General Electric                                       464,700
      *1,000     Integrity Media                                          6,050
     #44,000     Motorola                                               619,080
      20,000     Thomas & Betts                                         457,800
                                                                     ----------
                                                                      1,562,006
                                                                     ----------
                 TELECOMMUNICATION
                  SERVICES - 10.8%
      10,000     AT&T                                                   203,000
     *10,000     AT&T Comcast                                           328,700
     *10,300     AT&T Wireless Services                                  82,297
     *20,000     Cincinnati Bell                                        101,000
        *132     Elisa Oyj                                                1,761
      *8,500     Latitude Communications                                 33,414
     *15,290     mm02                                                    20,994
      *2,000     Price Communications                                    27,460
    *#60,000     Qwest Communications International                     259,200
     #27,000     SBC Communications                                     703,890
     #50,000     Sprint                                                 821,000
     *10,000     Sprint PCSGroup                                         56,200
       1,298     TDC A/S                                                 46,742
      #7,000     Telephone & Data Systems                               437,850
       1,676     TIM                                                      9,092
     *25,000     US Cellular                                            887,500
     #13,000     Verizon Communications                                 456,040
                                                                     ----------
                                                                      4,476,140
                                                                     ----------
                 UTILITIES - 3.5%
      15,000     DPL                                                    313,200
      12,000     Duke Energy                                            245,400
      30,000     El Paso                                                245,700
    *#30,000     El Paso Electric                                       400,500
        *460     NEG Micon                                                7,466
       4,000     Unisource Energy                                        98,640
         355     Vestas Wind Systems                                      5,762
       6,500     Watts Water Technologies A                             144,300
                                                                     ----------
                                                                      1,460,968
                                                                     ----------
TOTAL EQUITIES (COST $36,403,847)                                    43,362,392
                                                                     ----------
PREFERRED SHARES - 0.2%
                 MEDIA - 0.2%
       1,841     News Corporation Pfd (ADR)                              55,690
                                                                     ----------
TOTAL PREFERRED SHARES (COST $53,654)                                    55,690
                                                                     ----------
CONVERTIBLE PREFERREDS - 0.0%
                 CAPITAL GOODS - 0.0%
      *1,000     WHX B Pfd                                                4,800
                                                                     ----------
TOTAL CONVERTIBLE PREFERREDS (COST $3,856)                                4,800
                                                                     ----------
U.S. TREASURY BILLS - 13.3%
                 U.S. TREASURY BILLS - 13.3%
  #3,600,000     U.S. Treasury 0% 2004-01-02                          3,600,000
     222,000     U.S. Treasury 0% 2004-01-15                            221,927
  #1,693,000     U.S. Treasury 0% 2004-01-22                          1,692,236
                                                                     ----------
TOTAL U.S. TREASURY BILLS (COST $5,513,649)                           5,514,163
                                                                     ----------
TOTAL INVESTMENTS (COST $41,975,006) - 118.0%                        48,937,045
                                                                     ----------

                                       41
             GAM GABELLI LONG/SHORT FUND / STATEMENT OF INVESTMENTS

GAM Gabelli Long/Short Fund


                                                                         MARKET
                                                                          VALUE
    HOLDINGS     DESCRIPTION                                                US$
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT - (23.9%)
                 AUTOMOBILES & COMPONENTS - (2.6%)
      (8,000)    Harley Davidson                                       (380,240)
      (8,000)    Polaris Industries                                    (708,640)
                                                                     ----------
                                                                     (1,088,880)
                                                                     ----------
                 BANKS - (1.5%)
      (5,628)    Bank of America                                       (452,660)
      (7,740)    Sovereign Bancorp                                     (183,825)
                                                                     ----------
                                                                       (636,485)
                                                                     ----------
                 CAPITAL GOODS - (0.1%)
     *(8,500)    Agere Systems A                                        (25,925)
                                                                     ----------
                                                                        (25,925)
                                                                     ----------
                 CONSUMER DURABLES &
                  APPAREL - (1.9%)
      (2,000)    Ethan Allen Interiors                                  (83,760)
     (16,000)    La-Z-Boy                                              (335,680)
      (3,000)    Tiffany & Company                                     (135,600)
     *(4,000)    Zale                                                  (212,800)
                                                                     ----------
                                                                       (767,840)
                                                                     ----------
                 DIVERSIFIED FINANCIALS - (12.8%)
   *(230,000)    B2B Internet Holders Trust                            (637,100)
      (5,000)    Biotech Holders Trust                                 (676,550)
     (65,000)    Broadband Holders Trust                               (874,250)
     (22,162)    Nasdaq 100 Index Tracking Stock                       (808,027)
      (4,998)    S & P 500 Depositary Receipts (SPDR)                  (556,177)
     (21,000)    Semiconductor Holders Trust                           (869,400)
     (23,000)    Software Holders Trust                                (874,690)
                                                                     ----------
                                                                     (5,296,194)
                                                                     ----------
                 FOOD & STAPLES RETAILING - (0.3%)
     *(3,000)    Cheesecake Factory                                    (132,090)
                                                                     ----------
                                                                       (132,090)
                                                                     ----------
                 HOTELS, RESTAURANTS &
                  LEISURE - (0.8%)
      (7,000)    Carnival                                              (278,110)
      (3,000)    McDonald's                                             (74,490)
                                                                     ----------
                                                                       (352,600)
                                                                     ----------
                 INSURANCE - (0.2%)
      (2,250)    Manulife Financial                                     (72,675)
                                                                     ----------
                                                                        (72,675)
                                                                     ----------
                 MATERIALS - (0.2%)
      (1,456)    AngloGold ADR                                          (67,995)
                                                                     ----------
                                                                        (67,995)
                                                                     ----------
                 PHARMACEUTICALS &
                  BIOTECHNOLOGY - (0.1%)
      (1,101)    Teva Pharmaceutical                                    (62,438)
                                                                     ----------
                                                                        (62,438)
                                                                     ----------
                 RETAILING - (2.0%)
     *(2,000)    99 Cents Only                                          (54,460)
      (3,000)    Gap                                                    (69,630)
      (9,000)    Home Depot                                            (319,410)
     *(4,000)    Kohl's                                                (179,760)
     *(2,000)    Neiman Marcus Group   A                               (107,340)
      (3,000)    The Sherwin-Williams Company                          (104,220)
                                                                     ----------
                                                                       (834,820)
                                                                     ----------
                 SEMICONDUCTORS &
                  SEMICONDUCTOR EQUIPMENT - (0.6%)
    *(18,589)    Micron Technology                                     (250,394)
                                                                     ----------
                                                                       (250,394)
                                                                     ----------

                 SOFTWARE & SERVICES - (0.1%)
        (978)    First Data                                             (40,186)
                                                                     ----------
                                                                        (40,186)
                                                                     ----------
                 TELECOMMUNICATION
                  SERVICES - (0.1%)
      (8,051)    TeliaSonera                                            (42,041)
                                                                     ----------
                                                                        (42,041)
                                                                     ----------
                 UTILITIES - (0.6%)
      (5,000)    The Toro Company                                      (232,000)
                                                                     ----------
                                                                       (232,000)
                                                                     ----------
TOTAL SECURITIES SOLD SHORT (PROCEEDS - $9,239,324)                  (9,902,563)
                                                                     ----------
OTHER ASSETS LESS LIABILITIES - 5.9%                                  2,457,724
                                                                     ----------
TOTAL NET ASSETS - 100.0%                                            41,492,206
                                                                     ==========

+     Fair Valued Security
*     Non-income producing security
# Part or all of the security segregated as collateral for securities sold short.

See notes to financial statements.

                                       42
             GAM GABELLI LONG/SHORT FUND / STATEMENT OF INVESTMENTS

                                                                             GAM

                       THIS PAGE INTENTIONALLY LEFT BLANK

Statements of Assets and Liabilities

AS AT 31ST DECEMBER, 2003

                                                                                                                    GAM
                                                                            GAM                GAM                PACIFIC
                                                                          GLOBAL          INTERNATIONAL            BASIN
-----------------------------------------------------------------------------------------------------------------------------
ASSETS (IN US$)
Investments in securities at value                                     $13,240,794         $128,204,533         $12,156,807
Cash                                                                            12                  498                   -
Cash - Foreign currencies                                                  829,262              606,991             625,142
Receivables:
   Securities sold                                                               -                    -             232,427
   Capital shares sold                                                         492               55,486               3,230
   Dividends, interest and other                                            41,530              486,952               9,800
Due from advisor                                                                 -                    -              42,109
Due from broker                                                                  -                    -                   -
Net equity in foreign currency exchange contracts (Note 7)                  22,951                    -                   -
Other assets                                                                26,496               74,075              21,223
                                                                       ------------      ---------------      -------------
TOTAL ASSETS                                                            14,161,537          129,428,535          13,090,738
                                                                       ============      ===============      =============

LIABILITIES
Securities sold short, at fair value (proceeds $0; $0; $0; $0; $0;
   $0; $0; and $9,239,324)                                                       -                    -                   -
Due to custodian                                                           199,704            2,050,881                   -
Payables:
   Securities purchased                                                          -                    -                   -
   Capital shares redeemed                                                   8,473            1,149,634             102,767
Dividends payable for securities sold short                                      -                    -                   -
Accrued management fee                                                      33,778              307,850              30,674
Accrued distribution fee                                                     5,467              117,791               2,834
Accrued expenses and other                                                 106,746              387,162              69,951
                                                                       ------------      ---------------      -------------
TOTAL LIABILITIES                                                          354,168            4,013,318             206,226
                                                                       ------------      ---------------      -------------
NET ASSETS                                                             $13,807,369         $125,415,217         $12,884,512
                                                                       ============      ===============      =============

SOURCE OF NET ASSETS
Net capital paid in on shares of capital stock (Note 4)                $16,778,856         $251,178,240         $33,126,571
Accumulated net investment income/(loss)                                         -             (442,129)           (166,187)
Accumulated net realized gains/(losses)                                 (4,635,051)        (140,477,231)        (21,230,929)
Net unrealized appreciation/(depreciation)                               1,663,564           15,156,337           1,155,057
                                                                       ------------      ---------------      -------------
NET ASSETS                                                             $13,807,369         $125,415,217         $12,884,512
                                                                       ============      ===============      =============

CLASS A SHARES OUTSTANDING                                                 623,358            6,093,023           1,239,315
CLASS A NET ASSETS                                                      $9,767,195         $101,445,132         $11,197,549
Net asset value and redemption value per share (Note 4)                     $15.67               $16.65               $9.04
Offering price per share (100/94.5 x net asset value per share
   reduced on sales of $50,000 or more)                                     $16.58               $17.62               $9.57
CLASS B SHARES OUTSTANDING                                                 149,528              675,411              89,952
CLASS B NET ASSETS                                                      $2,279,802          $11,220,595            $829,415
Net asset value and offering price per share (Note 4)                       $15.25               $16.61               $9.22
CLASS C SHARES OUTSTANDING                                                  83,519              355,964              63,924
CLASS C NET ASSETS                                                      $1,264,107           $5,967,054            $479,352
Net asset value and offering price per share (Note 4)                       $15.14               $16.76               $7.50
CLASS D SHARES OUTSTANDING                                                  33,421              412,672              44,653
CLASS D NET ASSETS                                                        $496,265           $6,782,436            $378,196
Net asset value and redemption value per share (Note 4)                     $14.85               $16.44               $8.47
Offering price per share (100/96.5 x net asset value per share
   reduced on sales of $100,000 or more)                                    $15.39               $17.04               $8.78

Identified cost of investments                                         $11,672,901         $113,131,449         $11,040,228
Identified cost of foreign currency                                       $760,566             $598,109            $587,814

+     $26,070,901 segregated as collateral for securities sold short.

See notes to financial statements.

                                       44
              GAM FUNDS INC / STATEMENTS OF ASSETS AND LIABILITIES

                                                                             GAM


     GAM                                    GAM                                    GAM
    JAPAN              GAM               AMERICAN           GAMERICA             GABELLI
   CAPITAL           EUROPE                FOCUS             CAPITAL           LONG/SHORT
--------------------------------------------------------------------------------------------------

  $6,870,791       $24,525,528          $60,745,025        $112,924,888         $48,937,045+
           -                 -                    -                   -               4,853
     404,269           174,616                    -                   -                   -

           -                 -            1,116,921                   -           7,421,202
       4,091            20,663                5,113              56,871             232,000
       4,465            99,103               86,359              92,965              77,050
           -                 -                    -                   -                   -
           -                 -                    -                   -           2,018,944+
           -                 -                    -                   -                   -
      18,674            17,844               22,646              21,103              12,825
 ------------      ------------        -------------       -------------        ------------
   7,302,290        24,837,754           61,976,064         113,095,827          58,703,919
 ============      ============        =============       =============        ============



           -                 -                    -                   -           9,902,563
           -                 -                    -                   -             180,181

     135,014                 -            1,208,429                   -           6,349,051
      82,950           183,157              291,250             344,208             432,418
           -                 -                    -                   -              38,525
      17,142            56,026              144,663             268,871             107,212
       4,048             9,921               20,386              64,283              34,634
      87,566           111,597               90,312             169,128             167,129
 ------------      ------------        -------------       -------------        ------------
     326,720           360,701            1,755,040             846,490          17,211,713
 ------------      ------------        -------------       -------------        ------------
  $6,975,570       $24,477,053          $60,221,024        $112,249,337         $41,492,206
 ============      ============        =============       =============        ============


 $14,822,367       $28,505,265          $62,746,767         $91,338,649         $54,722,057
     (30,090)            4,195               11,685            (178,608)             (1,879)
  (9,111,255)       (8,298,310)          (8,698,095)         (6,421,998)        (19,526,933)
   1,294,548         4,265,903            6,160,667          27,511,294           6,298,961
 ------------      ------------        -------------       -------------        ------------
  $6,975,570       $24,477,053          $60,221,024        $112,249,337         $41,492,206
 ============      ============        =============       =============        ============

     945,450         2,143,854            3,865,722           3,559,806           2,556,424
  $6,040,815       $22,776,644          $55,828,041         $86,715,036         $21,138,843
       $6.39            $10.62               $14.44              $24.36               $8.27

       $6.76            $11.24               $15.28              $25.78               $8.75
     105,956           141,818              206,166             609,406             952,283
    $673,462        $1,446,667           $2,866,637         $14,510,821          $7,865,968
       $6.36            $10.20               $13.90              $23.81               $8.26
      42,483            27,230              112,624             466,528           1,512,946
    $261,293          $253,742           $1,526,346         $11,023,480         $12,487,395
       $6.15             $9.32               $13.55              $23.63               $8.25






  $5,577,734       $20,273,952          $54,584,358         $85,413,594         $41,975,006
    $402,835          $172,362                    -                   -              $4,803

                                       45
              GAM FUNDS INC / STATEMENTS OF ASSETS AND LIABILITIES

Statements of Operations

FOR THE YEAR ENDED 31ST DECEMBER, 2003

                                                                                                              GAM
                                                                         GAM              GAM               PACIFIC
                                                                       GLOBAL        INTERNATIONAL           BASIN
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (IN US$)
Dividends                                                             $ 177,191        $ 3,320,617           $251,976
Interest                                                                 23,564             69,935             24,601
                                                                    ------------     --------------      ------------
                                                                        200,755          3,390,552            276,577
                                                                    ------------     --------------      ------------
EXPENSES
Investment advisory fee (Note 2)                                        131,406          1,215,992             96,048
Custodian fees and expenses                                              85,641            185,633             45,463
Transfer agent fees and expenses                                         78,206            557,221             24,559
Shareholder servicing Fees - Class A                                      4,186             75,982              2,702
Shareholder servicing Fees - Class B                                      1,071              3,773                274
Shareholder servicing Fees - Class C                                        657              3,353                 54
Shareholder servicing Fees - Class D                                        127              1,892                  -
Distribution fee - Class A (Note 2)                                      28,332            296,796             24,852
Distribution fee - Class B (Note 2)                                      20,766            103,762              6,978
Distribution fee - Class C (Note 2)                                      11,496             57,715              2,934
Distribution fee - Class D (Note 2)                                       2,356             32,617              1,707
Professional fees                                                        45,922             65,680             50,379
Administrative expenses                                                  43,301            144,701             37,374
Printing                                                                 16,960            155,395              7,211
Filing fees - Class A                                                    16,345             24,527             19,646
Filing fees - Class B                                                     7,005              6,371              5,989
Filing fees - Class C                                                     9,008              8,646              8,281
Filing fees - Class D                                                    10,802              9,079              7,788
Dividends on securities sold short                                            -              9,955                  -
Other                                                                    19,612             34,384             18,832
                                                                    ------------     --------------      ------------
Total operating expenses                                                533,199          2,993,474            361,071
                                                                    ------------     --------------      ------------
Interest expense                                                             67             31,121                176
                                                                    ------------     --------------      ------------
Total expenses                                                          533,266          3,024,595            361,247
Less: expenses waived and reimbursed (Note 2)                                 -                  -             42,109
                                                                    ------------     --------------      ------------
Net expenses                                                            533,266          3,024,595            319,138
                                                                    ------------     --------------      ------------
Net Investment income/(loss)                                           (332,511)           365,957            (42,561)
                                                                    ------------     --------------      ------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY


Net realized gain/(loss) from:
   Investments, securities sold short and futures                      (135,367)        (7,185,185)          (284,195)
   Foreign currency transactions                                         76,928            218,530            160,603
                                                                    ------------     --------------      ------------
                                                                        (58,439)        (6,966,655)          (123,592)
                                                                    ------------     --------------      ------------

Unrealized appreciation/(depreciation) for the period:
   Investments, securities sold short and futures                     3,592,571         39,432,128          3,067,359
   Foreign currency translation of assets and
     liabilities other than investments                                  91,813             32,915             37,855
                                                                    ------------     --------------      ------------
                                                                      3,684,384         39,465,043          3,105,214
                                                                    ------------     --------------      ------------
Net gain/(loss)                                                       3,625,945         32,498,388          2,981,622
                                                                    ------------     --------------      ------------
Net increase/(decrease) in net assets from operations                $3,293,434        $32,864,345         $2,939,061
                                                                    ============     ==============      ============

See notes to financial statements.

                                       46
                    GAM FUNDS INC / STATEMENTS OF OPERATIONS

                                                                             GAM

      GAM                                 GAM                                   GAM
     JAPAN              GAM            AMERICAN           GAMERICA             GABELLI
    CAPITAL           EUROPE             FOCUS             CAPITAL           LONG/SHORT
--------------------------------------------------------------------------------------------

    $  61,531        $  519,054       $ 1,246,632          $ 726,816          $ 611,751
        1,533            12,148             1,895            160,932             24,022
  ------------      ------------     -------------     --------------       ------------
       63,064           531,202         1,248,527            887,748            635,773
  ------------      ------------     -------------     --------------       ------------

       61,807           201,977           562,471          1,011,345            587,157
       69,887           124,144            44,608             33,395             91,364
       17,109            20,779            26,681            208,269            184,289
          382             7,349            12,850             37,526              6,088
          340               386               895              2,771                  -
            -               103             1,142              2,883                  -
            -                 -                 -                  -                  -
       16,073            55,914           155,701            235,020             56,295
        5,563            13,450            25,892            131,747             87,027
        2,691             2,242            17,702             96,815            147,790
            -                 -                 -                  -                  -
       38,610            63,773            50,392             67,045             59,278
       31,945            43,892            76,425            118,008             72,961
        7,321             8,589             9,668             61,274             27,539
       18,969            19,350            21,185             20,558             30,255
        6,105             5,729             5,533              6,788             20,355
        8,529             7,108             8,263              8,951             28,126
            -                 -                 -                  -                  -
            -             1,541                 -                  -            109,923
       20,278            18,991            18,684             22,584             19,083
  ------------      ------------     -------------     --------------       ------------
      305,609           595,317         1,038,092          2,064,979          1,527,530
  ------------      ------------     -------------     --------------       ------------
           28             1,174             2,107                  -             24,171
  ------------      ------------     -------------     --------------       ------------
      305,637           596,491         1,040,199          2,064,979          1,551,701
            -                 -                 -                  -            522,776
  ------------      ------------     -------------     --------------       ------------
      305,637           596,491         1,040,199          2,064,979          1,028,925
  ------------      ------------     -------------     --------------       ------------
     (242,573)          (65,289)          208,328         (1,177,231)          (393,152)
  ------------      ------------     -------------     --------------       ------------






     (338,733)       (1,167,633)        2,815,058         (5,220,465)         1,251,607
       25,955            51,512                 -                  -             43,442
  ------------      ------------     -------------     --------------       ------------
     (312,778)       (1,116,121)        2,815,058         (5,220,465)         1,295,049
  ------------      ------------     -------------     --------------       ------------


    2,483,762         6,993,497         9,222,269         37,560,977          4,300,288

          489             2,891                 -                  -                161
  ------------      ------------     -------------     --------------       ------------
    2,484,251         6,996,388         9,222,269         37,560,977          4,300,449
  ------------      ------------     -------------     --------------       ------------
    2,171,473         5,880,267        12,037,327         32,340,512          5,595,498
  ------------      ------------     -------------     --------------       ------------
   $1,928,900        $5,814,978       $12,245,655        $31,163,281         $5,202,346
  ============      ============     =============     ==============       ============

                                       47
                    GAM FUNDS INC / STATEMENTS OF OPERATIONS

Statements of Changes in Net Assets


                                                   GAM GLOBAL                 GAM INTERNATIONAL               GAM PACIFIC BASIN
                                         ---------------------------    -----------------------------    --------------------------

                                              2003            2002           2003            2002            2003           2002
                                              ----            ----           ----            ----            ----           ----

YEAR ENDED 31ST DECEMBER
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net Investment income/(loss)             $   (332,511)   $  (395,173)   $     365,957    $     90,652    $   (42,561)   $  (188,634)
Net realized gain/(loss)                      (58,439)    (1,417,262)      (6,966,655)    (26,690,024)      (123,592)    (1,830,136)
Unrealized appreciation/(depreciation)
  for the period                            3,684,384     (2,361,718)      39,465,043      (1,835,443)     3,105,214        704,568
                                         ------------    -----------    -------------    ------------    -----------    -----------
Net increase/(decrease) in net assets
  from operations                           3,293,434     (4,174,153)      32,864,345     (28,434,815)     2,939,061     (1,314,202)
                                         ------------    -----------    -------------    ------------    -----------    -----------
Dividends paid to shareholders from:
Net investment income
  Class A                                           -              -         (958,577)              -       (266,161)             -
  Class B                                           -              -          (37,083)              -         (9,889)             -
  Class C                                           -              -           (9,783)              -         (5,265)             -
  Class D                                           -              -          (47,203)              -         (2,728)             -
Capital share transactions (Note 4)        (3,787,966)    (3,900,685)     (40,460,663)    (70,542,957)     1,835,898       (287,654)
                                         ------------    -----------    -------------    ------------    -----------    -----------
Total increase/(decrease) in net assets      (494,532)    (8,074,838)      (8,648,964)    (98,977,772)     4,490,916     (1,601,856)
Net assets
Beginning of year                          14,301,901     22,376,739      134,064,181     233,041,953      8,393,596      9,995,452
                                         ------------    -----------    -------------    ------------    -----------    -----------
End of year                              $ 13,807,369    $14,301,901    $ 125,415,217    $134,064,181    $12,884,512    $ 8,393,596
                                         ============    ===========    =============    ============    ===========    ===========

Accumulated net investment
    income/(loss) end of year            $          -    $    (3,157)   $    (442,129)   $   (288,638)   $  (166,187)   $    (1,864)
                                         ============    ===========    =============    ============    ===========    ===========

+     Period from 29th May, 2002  (Commencement of Operations) to 31st December,
      2002.

See notes to financial statements.

                                       48
               GAM FUNDS INC / STATEMENTS OF CHANGES IN NET ASSETS

                                                                             GAM

      GAM JAPAN CAPITAL                GAM EUROPE               GAM AMERICAN FOCUS
--------------------------    --------------------------    --------------------------


    2003          2002            2003           2002          2003           2002
    ----          ----            ----           ----          ----           ----




$  (242,573)   $  (298,439)   $   (65,289)   $   (81,547)   $   208,328   $    103,343
   (312,778)    (2,496,329)    (1,116,121)    (2,799,080)     2,815,058     (8,989,961)

  2,484,251      1,329,975      6,996,388       (907,733)     9,222,269     (6,051,744)
-----------    -----------    -----------    -----------    -----------   ------------

  1,928,900     (1,464,793)     5,814,978     (3,788,360)    12,245,655    (14,938,362)
-----------    -----------    -----------    -----------    -----------   ------------


          -              -              -              -       (241,987)       (58,517)
          -              -              -              -              -              -
          -              -              -              -              -              -
          -              -              -              -              -              -
 (1,137,511)    (1,664,440)    (1,004,023)       669,129     (7,110,073)    17,227,034
-----------    -----------    -----------    -----------    -----------   ------------
    791,389     (3,129,233)     4,810,955     (3,119,231)     4,893,595      2,230,155

  6,184,181      9,313,414     19,666,098     22,785,329     55,327,429     53,097,274
-----------    -----------    -----------    -----------    -----------   ------------
$ 6,975,570    $ 6,184,181    $24,477,053    $19,666,098    $60,221,024   $ 55,327,429
===========    ===========    ===========    ===========    ===========   ============


$   (30,090)   $         -    $     4,195    $   (20,873)   $    11,685   $     44,826
===========    ===========    ===========    ===========    ===========   ============

       GAMERICA CAPITAL               GAM GABELLI LONG/SHORT
------------------------------    -----------------------------


     2003             2002             2003           2002+
     ----             ----             ----           -----




$  (1,177,231)   $  (1,214,676)   $   (393,152)   $    (128,451)
   (5,220,465)        (595,723)      1,295,049      (20,655,482)

   37,560,977      (21,563,383)      4,300,449        1,998,512
-------------    -------------    ------------    -------------

   31,163,281      (23,373,782)      5,202,346      (18,785,421)
-------------    -------------    ------------    -------------


            -                -               -                -
            -                -               -                -
            -                -               -                -
            -                -               -                -
  (13,343,527)     (11,279,766)     (4,598,222)      59,673,503
-------------    -------------    ------------    -------------
   17,819,754      (34,653,548)        604,124       40,888,082

   94,429,583      129,083,131      40,888,082                -
-------------    -------------    ------------    -------------
$ 112,249,337    $  94,429,583    $ 41,492,206    $  40,888,082
=============    =============    ============    =============


$    (178,608)   $    (103,192)   $     (1,879)   $           -
=============    =============    ============    =============

                                       49
               GAM FUNDS INC / STATEMENTS OF CHANGES IN NET ASSETS

Notes to Financial Statements

AS AT 31ST DECEMBER, 2003
NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

GAM Funds, Inc. (the "Company"), is an open-end diversified investment company registered under the Investment Company Act of 1940 comprised of eight portfolios: GAM Global Fund, GAM International Fund, GAM Pacific Basin Fund, GAM Japan Capital Fund, GAM Europe Fund, GAM American Focus Fund, GAMerica Capital Fund and GAM Gabelli Long/Short Fund (formerly GAM American Focus Long/Short
Fund) (the "Funds").

Each Fund seeks long-term capital appreciation by investing primarily in equity securities. GAM Global Fund invests primarily in securities of companies in the United States, Europe, the Pacific Basin and Canada. GAM International Fund invests primarily in securities of companies in Europe, the Pacific Basin and Canada. GAM Pacific Basin Fund invests primarily in securities of companies in the Pacific Basin. GAM Japan Capital Fund invests primarily in securities of companies in Japan. GAM Europe Fund invests primarily in securities of companies in Europe. GAM American Focus Fund invests primarily in securities of companies in the United States. GAMerica Capital Fund invests primarily in securities of companies in the United States. GAM Gabelli Long/Short Fund invests primarily in the stocks of selected large and mid-capitalization North American companies.

The Funds offer Class A, Class B, Class C and Class D shares. Class A and Class C shares currently are available for all Funds and Class D shares currently are available only for GAM International Fund, GAM Global Fund and GAM Pacific Basin Fund. Class A shares are sold with a front-end sales charge of up to 5.5% and Class D shares are sold with a front-end sales charge of up to 3.5%. Effective 1st January, 2003 Class B shares sales were suspended for new purchases. Prior to this date, Class B shares were sold with a contingent deferred sales charge, which declined from 5.0% to zero depending on the period of time the shares were held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1.0%. The four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required by federal or state law. In the 5th November, 2003 Board meeting, the Board of Directors decided to cease offering Class D shares to new subscriptions and to seek action from shareholders of the GAM Global and GAM Japan Capital Funds to exchange their shares to other GAM Funds or alternatively proceed with a proxy solicitation to close the Funds given their relative small size. To spare shareholders the expenses of a formal closing, letters were sent out to shareholders in February 2004 recommending to them to exchange their Class D shares into Class A of the Fund, and to exchange their Global and Japan holdings into other funds.
Effective 3rd December, 2001, each portfolio of the GAM Funds, Inc., with the exception of GAM American Focus, GAMerica Capital and GAM Gabelli Long/Short Fund, imposes a 1.00% redemption fee to be retained by the Fund, on Class A and D shares redeemed (including in connection with an exchange) 90 days or less from their date of purchase. Redemption fees are used to offset transaction costs and other expenses associated with short-term investing and are recorded by the Fund as a reduction of shares redeemed and as a credit to paid-in-capital. The following is a summary of significant accounting policies followed in the preparation of the Company's financial statements.

VALUATION OF SECURITIES

Investment securities are stated at value based on the last sale price on the principal exchange on which the securities are traded, or, lacking any sales, at the last available bid price. Securities traded on NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Securities traded in the over-the-counter market are valued at the last sale price, or, lacking any sales, at the last available bid price. Short-term securities maturing in 60 days or less are valued on an amortized cost basis which approximates market value. Forward foreign currency contracts are valued at the forward rate and are marked to market daily. Other securities for which market quotations are not readily available are valued at fair value as determined by or under the direction of the Board of Directors.

FOREIGN CURRENCY

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the

                                       50
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

                                                                             GAM

amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

FOREIGN CURRENCY CONTRACTS

Each Fund may enter into forward foreign currency exchange contracts primarily in order to hedge against foreign currency exchange rate risks on the non-US dollar denominated investment securities. These contracts are valued daily and the Funds' equity therein, representing unrealized gain or loss on the contracts, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

FUTURES CONTRACTS

Initial margin deposits made with respect to futures contracts traded on domestic exchanges are maintained by the Funds' custodian in segregated asset accounts. Initial margin deposits made upon entering into futures contracts traded on foreign exchanges are recognized as assets due from the broker (the Funds' agent in acquiring the futures positions). These deposits are made by the Funds as a partial guarantee of their performance under the contract. Subsequent changes in the daily valuation of open contracts are recognized as unrealized gains or losses. Variation margin payments are made or received on domestically traded futures as appreciation or depreciation in the value of these contracts. Realized gains or losses are recorded when a contract is closed.

FEDERAL INCOME TAXES

It is each Fund's policy to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income taxes is required.

SHORT SALES

GAM International, GAM Global, GAM Europe and GAM Gabelli Long/Short Funds may from time to time engage in short selling of securities. Short selling is an investment technique wherein the Fund sells a security it does not own. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The Fund will incur a realized loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the position is closed out. The Fund will realize a gain if the security declines in price between those dates.

OPTION CONTRACTS

The Funds may purchase and write (sell) call and put options on securities, currencies and futures contracts for hedging and other purposes. Call and put options give the Funds the right but not the obligation to buy (calls) or sell
(puts) the instrument underlying the option at a specified price. The premium paid on the option, should it be exercised, will, on a call, increase the cost of the instrument acquired and, on a put, reduce the proceeds received from the sale of the instrument underlying the option. If the options are not exercised, the premium paid will be recorded as a capital loss upon expiration. When the fund writes an option, the premium received by the fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining the realized gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency. The Funds may incur additional risk to the extent that the value of the underlying instrument does not correlate with the movement of the option value.

                                       51
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements continued

DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect the per share distribution between net investment income and realized and unrealized gain/(loss). The calculation of net investment income per share in the Financial Highlights excludes these adjustments. Undistributed net investment income/(loss) and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

OTHER

Securities transactions are recorded on trade date. Interest is accrued on a daily basis. Dividend income and dividend expense are recorded on the ex-dividend date, except that certain dividends on foreign securities are recorded as soon as information is available to the Fund. Interest expense primarily relates to custodian bank overdraft charges incurred during the year. Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets or shareholder accounts of each Fund to the combined net assets or shareholder accounts of the Company. Other expenses are charged to each Fund on a specific identification basis. Realized and unrealized gains and losses and net investment income for each Fund, other than class specific expenses, are allocated daily to each class of shares within a Fund based upon the relative proportion of net assets of each class.

NOTE 2. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

GAM International Management Limited ("GIML"), the Investment Adviser of GAM Global Fund, GAM International Fund, GAM Pacific Basin Fund, GAM Japan Capital Fund, GAM Europe Fund, GAMerica Capital Fund and GAM USA Inc. ("GAM USA"), the Investment Adviser for GAM American Focus Fund, each receives a fee under agreements with the Company equivalent to 1.00% per annum of each Fund's average daily net assets. On 4th October, 2002, the Funds' Board of Directors approved the appointment of GAMCO Investors, Inc. ("GAMCO") and GIML as Co-Investment Advisors to GAM Gabelli Long/Short Fund, pursuant to separate Investment Advisory Contracts between GAM Gabelli Long/Short Fund, and each Co-Investment
Advisor, effective as of the opening of the New York Stock Exchange on 9th October, 2002. GAMCO is not affiliated with either GIML or GAM USA. For their services to GAM Gabelli Long/Short Fund, GAMCO and GIML (the "Co-Investment Advisors") receive a fee comprised of two components, of which GAMCO receives two-thirds and GIML receives one-third. The first component is a base fee equal to 1.50%, annualized, of the Fund's average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how GAM Gabelli Long/Short Fund has performed relative to the S&P 500 Composite Stock Price Index (the "S&P"), the Fund's benchmark. The base fee is increased (or decreased) by a performance adjustment of 0.125% for each whole percentage point that the Fund's investment performance is 3.00% better (or worse) than the performance of the S&P during the performance period, which is a rolling twelve-month period. The maximum performance adjustment upward or downward is 0.50% annualized. Depending on the performance of the Fund, during any twelve-month period, the two Co-Investment Advisors together may receive as much as a combined 2.00% or as little as a combined 1.00% in advisory fees. Prior to 9th October, 2002, GAM USA received the base fee described above for managing GAM Gabelli Long/Short Fund. During the twelve month period beginning 9th October, 2002, the effective date of the Investment Advisory Contracts for the Fund, the advisory fee was charged at the base fee of 1.50%, with no performance adjustment. For the period between 9th October, 2003 and 31st December, 2003, the total performance adjustment was a $46,559 decrease to the base fee. In the event the total advisory fee for any monthly period is less than 1.20% annualized, GAMCO will receive 60%, and GIML will receive 40%, of such fee. Effective 9th October, 2002, an expense cap was instituted for the GAM Gabelli Long/Short Fund such that total expenses did not exceed 1.5% of the Fund's average daily net assets, excluding dividend and interest expenses for securities sold short, for the Fund's first year of operations ending 29th May, 2003. Pursuant to this expense cap, the total reimbursement amount due to the Fund for 2003 totaled $522,776. Effective 20th November, 2003, GAM USA, an affiliate of the advisor, has agreed to reimburse all expenses of each class of GAM Pacific Basin Fund for the remainder of fiscal year 2003. This

                                       52
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

                                                                             GAM

reimbursement amounted to $42,109 for year ended 31st December, 2003. For the 2004 fiscal year, GAM USA will reimburse the GAM Pacific Basin Fund when necessary so that total Fund expenses, including management fee, custody and administrative fees, as well as other expenses (excluding 12b-1 fees), will not exceed 2.20% of average net assets on an annualized basis through 31st December, 2004. GAM USA, however, may recapture such reimbursements through 31st December, 2005 if the actual expense ratio falls below 2.20% exclusive of the 12b-1 fee. Therefore, if the assets increase to a certain level, GAM USA will recapture such reimbursements through 31st December, 2005. At no time will GAM USA recapture reimbursements if immediately after such recapture the annualized expense ratio of the Fund is greater than 2.20% annualized exclusive of the 12b-1 fee.

GAM Services, Inc. acts as principal underwriter of the Funds. For the year ended 31st December, 2003 GAM Services, Inc. retained front-end sales load charges of $37,554 and contingent deferred sales charges of $35,571 from the sale of Fund shares. Front end sales charges are waived for Class A and Class D purchases of $1 million or more, but are subject to contingent deferred sales charges of 1.00% for shares sold within 12 months of purchase.

Effective 5th September, 1995, the Funds adopted a Class D Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 which provides for payments by the Funds to GAM Services at the annual rate of up to 0.50% of each applicable Fund's average net assets attributable to Class D Shares. Effective 9th October, 1996, the Funds adopted a Class A Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 0.30% of each applicable Fund's average net assets attributable to Class A shares. Effective 29th April, 1998, the Funds adopted a Class B and Class C Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 1.00% of each applicable Fund's average net assets attributable to Class B and Class C shares.

GIML, GAM USA and GAM Services, Inc. are indirect wholly owned subsidiaries of UBS AG, a banking corporation organized under the laws of Switzerland. UBS AG is an internationally diversified organization with operations in many aspects of the financial services industry. Among UBS AG's direct and indirect affiliates and related persons are various broker-dealers that include direct and indirect subsidiaries in the United States and various foreign broker-dealers. GAMCO is also affiliated with a broker-dealer, Gabelli & Company. As such, when buying or selling securities, the Funds may pay commissions to brokers who are affiliated with the Investment Advisers in accordance with procedures adopted by the Board of Directors. For the fiscal year ended 31st December, 2003, the Funds paid a total of $27,828 brokerage commissions to affiliated broker-dealers.

NOTE 3. DIRECTORS AND AUDIT COMMITTEE FEES

The Funds do not pay any compensation to their officers or to any directors, officers or employees of GAM International Management Limited, GAM USA, GAMCO, GAM Services Inc. or their affiliates. Each disinterested director is compensated by each Fund an annual amount as follows:

                                                      GAM          GAM                        GAM                          GAM
                         GAM           GAM          PACIFIC       JAPAN         GAM        AMERICAN      GAMERICA        GABELLI
                       GLOBAL     INTERNATIONAL      BASIN       CAPITAL      EUROPE         FOCUS        CAPITAL      LONG/SHORT
---------------------------------------------------------------------------------------------------------------------------------
Annual Retainer        $3,375         $3,375        $3,375       $3,375        $3,375       $3,375         $3,375        $3,375
Meetings Fee              650            650           650          650           650          650            650           650

NOTE 4. CAPITAL STOCK

At 31st December, 2003, GAM Funds, Inc. had 1,550,000,000 shares of common stock, $0.001 par value authorized. For each of the eight active funds shares were allocated as follows: 85,000,000, 60,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Global; 260,000,000, 140,000,000, 75,000,000 and 50,000,000 shares, respectively, were allocated to each of Class A, Class B, Class C and Class D of GAM International; 60,000,000, 40,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Pacific Basin; 55,000,000, 40,000,000, 20,000,000 and 12,500,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Japan Capital; 60,000,000, 40,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Europe; 55,000,000, 40,000,000, 15,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM American Focus; 30,000,000, 20,000,000, 15,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAMerica Capital; while 25,000,000, 20,000,000, and 10,000,000 shares, respectively, were allocated to Class A, Class B and Class C of GAM Gabelli Long/Short Fund.

                                       53
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements continued

Changes in each Fund's capital stock are summarized as follows:

                                                       Class A                       Class B
                                                  Shares              US$        Shares            US$
                                           -------------    -------------    ----------    -----------
GAM GLOBAL
YEAR ENDING 31ST DECEMBER, 2003
Shares sold                                      34,582           465,330        1,398         19,300
Redemption fees                                       -               346            -              -
Shares reinvested                                     -                 -            -              -
Shares redeemed                                (265,432)       (3,420,938)     (32,375)      (406,219)
                                           -------------    -------------    ----------    -----------
Net decrease                                   (230,850)       (2,955,262)     (30,977)      (386,919)
                                           =============    =============    ==========    ===========
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                                      92,372         1,320,992       17,097        217,068
Redemption fees                                       -               208            -              -
Shares reinvested                                     -                 -            -              -
Shares redeemed                                (263,902)       (3,582,685)     (89,711)    (1,213,318)
                                           -------------    -------------    ----------    -----------
Net decrease                                   (171,530)       (2,261,485)     (72,614)      (996,250)
                                           =============    =============    ==========    ===========
GAM INTERNATIONAL
YEAR ENDING 31ST DECEMBER, 2003
Shares sold                                   1,472,273        19,098,494          387          6,047
Redemption fees                                       _            14,921            -              -
Shares reinvested                                46,731           749,101        1,732         27,713
Shares redeemed                              (3,980,230)      (53,721,714)    (205,022)    (2,761,889)
                                           -------------    -------------    ----------    -----------
Net decrease                                 (2,461,226)      (33,859,198)    (202,903)    (2,728,129)
                                           =============    =============    ==========    ===========
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                                   3,271,269        45,076,447       27,323        402,209
Redemption fees                                       _            99,196            -              -
Shares reinvested                                     -                 -            -              -
Shares redeemed                              (7,269,194)     (102,526,388)    (310,687)    (4,409,403)
                                           -------------    -------------    ----------    -----------
Net decrease                                 (3,997,925)      (57,350,745)    (283,364)    (4,007,194)
                                           =============    =============    ==========    ===========

GAM PACIFIC BASIN
YEAR ENDING 31ST DECEMBER, 2003
Shares sold                                     572,130         4,477,070        9,054         79,857
Redemption fees                                       -             8,660            -              -
Shares reinvested                                23,709           210,299          697          6,306
Shares redeemed                                (390,791)       (2,946,098)     (20,617)      (153,410)
                                           -------------    -------------    ----------    -----------
Net increase/(decrease)                         205,048         1,749,931      (10,866)       (67,247)
                                           =============    =============    ==========    ===========
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                                     167,487         1,352,945       26,873        208,676
Redemption fees                                       -             1,467            -              -
Shares reinvested                                     -                 -            -              -
Shares redeemed                                (160,098)       (1,224,824)     (53,538)      (419,508)
                                           -------------    -------------    ----------    -----------
Net increase/(decrease)                           7,389           129,588      (26,665)      (210,832)
                                           =============    =============    ==========    ===========

         Class C                      Class D
    Shares            US$        Shares            US$
----------    -----------    ----------    -----------


   11,489        151,187           229           2,932
        -              -             -               -
        -              -             -               -
  (40,499)      (501,740)       (7,602)        (98,164)
----------    -----------    ----------    -----------
  (29,010)      (350,553)       (7,373)        (95,232)
==========    ===========    ==========    ===========

   21,403        258,260         2,545          29,835
        -              -             -               -
        -              -             -               -
  (45,867)      (617,890)      (23,859)       (313,155)
----------    -----------    ----------    -----------
  (24,464)      (359,630)      (21,314)       (283,320)
==========    ===========    ==========    ===========


   13,360        161,433         2,977          46,376
        -              -             -             171
      404          6,526         2,401          37,986
 (158,521)    (2,137,400)     (145,315)     (1,988,428)
----------    -----------    ----------    -----------
 (144,757)    (1,969,441)     (139,937)     (1,903,895)
==========    ===========    ==========    ===========

   15,373        219,397         4,989          70,272
        -              -             -              95
        -              -             -               _
 (329,905)    (4,732,399)     (330,431)     (4,742,383)
----------    -----------    ----------    -----------
 (314,532)    (4,513,002)     (325,442)     (4,672,016)
==========    ===========    ==========    ===========



   31,183        206,906         8,041          58,031
        -              -             -             193
      554          4,078           278           2,311
   (3,471)       (23,414)      (12,415)        (94,891)
----------    -----------    ----------    -----------
   28,266        187,570        (4,096)        (34,356)
==========    ===========    ==========    ===========

      285          1,941             -               _
        -              -             -               _
        -              -             -               _
   (9,246)       (59,518)      (19,959)       (148,833)
----------    -----------    ----------    -----------
   (8,961)       (57,577)      (19,959)       (148,833)
==========    ===========    ==========    ===========

                                       54
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

                                                                             GAM

                                                       Class A                       Class B                      Class C
                                                  Shares              US$        Shares            US$        Shares            US$
                                           -------------    -------------    ----------    -----------    ----------    -----------
GAM JAPAN CAPITAL
YEAR ENDING 31ST DECEMBER, 2003
Shares sold                                     652,279         3,129,270        8,742         50,924       131,814        608,404
Redemption fees                                       -            17,802            -              -             -              -
Shares reinvested                                     -                 -            -              -             -              -
Shares redeemed                                (856,413)       (4,136,513)     (18,350)       (94,432)     (145,531)      (712,966)
                                           -------------    -------------    ----------    -----------    ----------    -----------
Net decrease                                   (204,134)         (989,441)      (9,608)       (43,508)      (13,717)      (104,562)
                                           =============    =============    ==========    ===========    ==========    ===========
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                                     705,101         3,829,481       12,018         68,275        17,018         86,062
Redemption fees                                       -             7,716            -              -             -              -
Shares reinvested                                     -                 -            -              -             -              -
Shares redeemed                                (981,350)       (5,365,681)     (39,609)      (216,450)      (14,470)       (73,843)
                                           -------------    -------------    ----------    -----------    ----------    -----------
Net increase/(decrease)                        (276,249)       (1,528,484)     (27,591)      (148,175)        2,548         12,219
                                           =============    =============    ==========    ===========    ==========    ===========
GAM EUROPE
YEAR ENDING 31ST DECEMBER, 2003
Shares sold                                     603,157         4,966,791            -              -         3,587         28,756
Redemption fees                                       -             3,161            -              -             -              -
Shares reinvested                                     -                 -            -              -             -              -
Shares redeemed                                (671,025)       (5,529,581)     (48,776)      (397,345)       (9,969)       (75,805)
                                           -------------    -------------    ----------    -----------    ----------    -----------
Net decrease                                    (67,868)         (559,629)     (48,776)      (397,345)       (6,382)       (47,049)
                                           =============    =============    ==========    ===========    ==========    ===========
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                                     808,842         7,116,911       19,977        163,427           840          6,804
Redemption fees                                       -             5,914            -              -             -              -
Shares reinvested                                     -                 -            -              -             -              -
Shares redeemed                                (652,132)       (5,534,236)    (103,879)      (870,217)      (26,532)      (219,474)
                                           -------------    -------------    ----------    -----------    ----------    -----------
Net increase/(decrease)                         156,710         1,588,589      (83,902)      (706,790)      (25,692)      (212,670)
                                           =============    =============    ==========    ===========    ==========    ===========
GAM AMERICAN FOCUS
YEAR ENDING 31ST DECEMBER, 2003
Shares sold                                     763,871         9,306,940       27,661        343,854         4,302         50,505
Shares reinvested                                15,777           216,306            -              -             -              -
Shares redeemed                              (1,242,809)      (15,380,911)     (59,218)      (695,264)      (81,034)      (951,503)
                                           -------------    -------------    ----------    -----------    ----------    -----------
Net decrease                                   (463,161)       (5,857,665)     (31,557)      (351,410)      (76,732)      (900,998)
                                           =============    =============    ==========    ===========    ==========    ===========
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                                   1,794,013        24,187,949       97,582      1,337,713        98,034      1,350,892
Shares reinvested                                 4,360            53,369            -              -             -              -
Shares redeemed                                (625,522)       (7,740,607)     (96,928)    (1,184,586)      (64,780)      (777,696)
                                           -------------    -------------    ----------    -----------    ----------    -----------
Net increase                                  1,172,851        16,500,711          654        153,127        33,254        573,196
                                           =============    =============    ==========    ===========    ==========    ===========
GAMERICA CAPITAL
YEAR ENDING 31ST DECEMBER, 2003
Shares sold                                     562,161        11,847,331       18,228        394,062        54,713      1,134,941
Shares reinvested                                     -                 -            -              -             -              -
Shares redeemed                              (1,119,731)      (22,914,351)     (98,794)    (1,995,474)      (91,855)    (1,810,036)
                                           -------------    -------------    ----------    -----------    ----------    -----------
Net decrease                                   (557,570)      (11,067,020)     (80,566)    (1,601,412)      (37,142)      (675,095)
                                           =============    =============    ==========    ===========    ==========    ===========
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                                   1,355,040        26,460,594       95,152      1,938,925        66,254      1,337,393
Shares reinvested                                     -                 -            -              -             -              -
Shares redeemed                              (1,721,933)      (33,620,775)    (179,590)    (3,452,559)     (205,229)    (3,943,344)
                                           -------------    -------------    ----------    -----------    ----------    -----------
Net decrease                                   (366,893)       (7,160,181)     (84,438)    (1,513,634)     (138,975)    (2,605,951)
                                           =============    =============    ==========    ===========    ==========    ===========
GAM GABELLI LONG/SHORT*
YEAR ENDING 31ST DECEMBER, 2003
Shares sold                                   2,152,690        15,457,366       11,483         81,555       275,305      2,009,038
Shares reinvested                                     -                 -            -              -             -              -
Shares redeemed                              (1,298,180)       (9,616,303)    (513,855)    (3,739,952) (  1,194,017)    (8,789,926)
                                           -------------    -------------    ----------    -----------    ----------    -----------
Net increase/(decrease)                         854,510         5,841,063     (502,372)    (3,658,397)     (918,712)    (6,780,888)
                                           =============    =============    ==========    ===========    ==========    ===========
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                                   2,649,015        25,942,336    1,882,460     18,468,149     3,384,821     33,307,678
Shares reinvested                                     -                 -            -              -             -              -
Shares redeemed                                (947,101)       (7,244,656)    (427,805)    (3,408,811)     (953,163)    (7,391,193)
                                           -------------    -------------    ----------    -----------    ----------    -----------
Net increase                                  1,701,914        18,697,680    1,454,655     15,059,338     2,431,658     25,916,485
                                           =============    =============    ==========    ===========    ==========    ===========

*     The Fund commenced operations on 29th May, 2002.

                                       55
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements continued

NOTE 5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds of sales of investment securities for the year ended 31st December, 2003 excluding short-term securities, were as follows:

                                                        GAM          GAM                         GAM                          GAM
                           GAM            GAM         PACIFIC       JAPAN         GAM         AMERICAN      GAMERICA        GABELLI
                         GLOBAL      INTERNATIONAL     BASIN       CAPITAL      EUROPE          FOCUS        CAPITAL      LONG/SHORT
------------------------------------------------------------------------------------------------------------------------------------
In US$
Purchases               4,012,715     89,080,528     4,438,519    7,314,291    17,958,879    75,842,945    10,143,123     82,242,146
Sales                   7,048,024    135,177,643     3,159,426    8,816,455    21,179,464    81,078,048     3,134,477    158,622,998

NOTE 6. INCOME TAXES

Realized gains and losses are reported on an identified cost basis. At 31st December, 2003 the aggregate gross unrealized appreciation and depreciation of securities, based on cost for federal income tax purposes, were as follows:

                                                          GAM            GAM
                           GAM             GAM          PACIFIC        JAPAN
                         GLOBAL       INTERNATIONAL      BASIN        CAPITAL
-------------------------------------------------------------------------------
In US$
Appreciation            2,236,376      18,973,430      1,893,613     1,336,856
Depreciation             (715,232)     (5,470,860)    (1,195,048)     (300,724)
                       -----------    ------------    -----------    ----------
Net                     1,521,144      13,502,570        698,565     1,036,132
                       ===========    ============    ===========    ==========
Cost for Federal
Income Tax Purposes    11,719,650     114,701,963     11,458,242     5,834,659
                       ===========    ============    ===========    ==========


                  GAM                            GAM
   GAM         AMERICAN        GAMERICA        GABELLI
 EUROPE          FOCUS          CAPITAL      LONG/SHORT
--------------------------------------------------------

 4,311,198     6,578,005      39,190,832      7,777,300
  (610,097)     (872,767)    (11,603,407)      (977,636)
----------    -----------    ------------    -----------
 3,701,101     5,705,238      27,587,425      6,799,664
==========    ===========    ============    ===========

20,824,427    55,039,787      85,337,463     42,137,381
==========    ===========    ============    ===========

At  31st  December,   2003,  the  Funds  had  net  unrealized  appreciation  and depreciation on securities sold short and foreign currency translation of assets and liabilities other than investments as follows:

                                                GAM             GAM                           GAM                             GAM
                  GAM            GAM           PACIFIC         JAPAN           GAM          AMERICAN       GAMERICA         GABELLI
                GLOBAL      INTERNATIONAL       BASIN         CAPITAL        EUROPE           FOCUS         CAPITAL       LONG/SHORT
------------------------------------------------------------------------------------------------------------------------------------
In US$          72,720          83,253         38,478          1,491          14,327              -               -       (663,078)

At 31st December, 2003 the Funds had tax basis net capital losses as follows. These losses may be carried over to offset future capital gains through the expiration dates shown:

                                                              GAM             GAM
                              GAM              GAM           PACIFIC         JAPAN
                            GLOBAL        INTERNATIONAL       BASIN         CAPITAL
-----------------------------------------------------------------------------------------
In US$
31st December,  2011        (273,494)     (11,930,676)       (495,715)      (396,470)
31st December,  2010      (1,375,792)     (24,689,511)     (2,205,673)    (3,417,220)
31st December,  2009      (2,916,065)     (77,711,005)     (2,962,154)    (5,070,730)
31st December,  2008
31st December,  2007                                         (483,511)
31st December,  2006                      (25,004,717)    (14,482,801)
31st December,  2005                                         (362,835)
                          -----------    -------------    ------------    -----------
Total                     (4,565,351)    (139,335,909)    (20,992,689)    (8,884,420)
                          ===========    =============    ============    ===========

                  GAM                             GAM
    GAM         AMERICAN       GAMERICA         GABELLI
  EUROPE          FOCUS         CAPITAL       LONG/SHORT
--------------------------------------------------------

 (1,747,158)                  (4,816,098)
 (3,158,510)   (7,701,738)      (595,723)    (19,091,010)
 (2,842,167)     (540,927)      (605,810)




-----------    -----------    -----------    ------------
 (7,747,835)   (8,242,665)    (6,017,631)    (19,091,010)
===========    ===========    ===========    ============

At 31st December, 2003, the Funds had deferred losses subsequent to 31st October, 2003 and for tax purposes such losses will be reflected in the year ending 31st December, 2004.

Post October Capital
Loss Carryforward                      -              -         (29,043)             -
Post October Currency
Carryforward                           -        (12,936)              -              -
                               ----------    -----------      ----------     ----------
Total Post October
Loss Carryforward                      -        (12,936)        (29,043)             -
                               ==========    ===========      ==========     ==========

         -              -       (404,367)       (273,548)

         -              -              -          (1,879)
----------     -----------    -----------      ----------

         -              -       (404,367)       (275,427)
==========     ===========    ===========      ==========

DISTRIBUTION TO SHAREHOLDERS

During the year ended 31st December, 2002, $58,517 of distributions from ordinary income were paid from GAM American Focus Fund. During the year ended 31st December, 2003, $241,987, $1,052,646 and $284,043 of distributions from ordinary income were paid from GAM American Focus Fund, GAM International Fund and GAM Pacific Basin Fund, respectively.

                                       56
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

                                                                             GAM

At 31st December, 2003, the other components of net assets (excluding paid in capital) on a tax basis were as follows:

Undistributed ordinary income for GAM American Focus was $11,685, GAM Europe Fund was $4,195 and GAM Pacific Basin Fund was $42,630.

The differences in GAM Global, GAM International, GAM Pacific Basin, GAM Japan Capital, GAM Europe, GAM American Focus and GAM Gabelli Long/Short Funds between book and tax basis unrealized appreciation/(depreciation) was primarily attributable to wash sales and PFIC and forward contract mark-to-market.

The difference in GAMerica Capital Fund between book and tax basis distributable earnings was primarily due to income on a defaulted security.

Foreign taxes withheld from dividends for the year ended 31st December 2003, were as follows:

                                                   GAM          GAM                            GAM                            GAM
                    GAM            GAM           PACIFIC       JAPAN           GAM          AMERICAN       GAMERICA         GABELLI
                  GLOBAL      INTERNATIONAL       BASIN       CAPITAL        EUROPE           FOCUS         CAPITAL       LONG/SHORT
------------------------------------------------------------------------------------------------------------------------------------
In US$
Dividends         14,896         417,407         24,073        6,838          71,548            373             409          6,692

NOTE 7. FORWARDS, FUTURES, AND WRITTEN OPTIONS

FORWARDS: When entering a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date.

At 31st December, 2003, the Funds had outstanding forward contracts for the purchase and sale of currencies as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, or the date an offsetting position, if any, has been entered into.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Net
                                                       Local                  Settlement              Market            Unrealized
                                                     Currency                    Date                  Value           Appreciation
-----------------------------------------------------------------------------------------------------------------------------------
GAM GLOBAL FUND                                                                                            US$                 US$
To buy:
Euro                                                   329,402           23rd February, 2004           413,951              22,951
                                                                                                                            ------
Net equity in foreign currency exchange contracts                                                                           22,951
                                                                                                                            ======

At 31st December, 2003, the Funds had sufficient cash and /or securities to cover any commitments under these contracts.

FUTURES: A futures contract obligates one party to sell and the other party to purchase a specific instrument for an agreed price on an agreed future date. At 31st December, 2003, the Funds had no outstanding futures contracts.

WRITTEN OPTIONS: Transactions in written options for the year ended 31st, December, 2003 were as follows:

GAM AMERICAN FOCUS FUND                            Number of          Premiums
                                                   Contracts          Received
                                                  -----------        -----------

Options outstanding at 31st December, 2002                 0         $        -
Options written                                       72,000             22,104
Options expired                                      (72,000)           (22,104)
                                                  -----------        -----------
Options outstanding at 31st December, 2003                 -         $        -
                                                  -----------        -----------

GAM GABELLI LONG/SHORT FUND                        Number of          Premiums
                                                   Contracts          Received
                                                  -----------        -----------

Options outstanding at 31st December, 2002                 0              $   -
Options written                                      136,300             14,035
Options expired                                     (136,300)           (14,035)
                                                  -----------        -----------
Options outstanding at 31st December, 2003                 -         $        -
                                                  ===========        ===========

                                       57
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements continued

NOTE 8. PORTFOLIO RISKS

FOREIGN INVESTMENTS

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

FINANCIAL INSTRUMENTS

During the period, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward foreign currency contracts, contracts for difference, written options, and futures contracts. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts. Forward foreign currency contracts and futures contracts are primarily used in an attempt to minimize the risk to the Fund in respect of its portfolio transactions. A risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised.

SHORT SALES

Short sales by the Funds involve risk. If a Fund incorrectly predicts that the price of the borrowed security will decline, the Fund will have to replace the securities sold short with securities with a greater value than the amount received from the sale. As a result, losses from short sales may be unlimited, whereas losses from long positions can equal only the total amount invested.

CONCENTRATION OF CREDIT RISK

At 31st December 2003 GAMerica Capital Fund had a time deposit with Wachovia Bank (Grand Cayman) representing 14.9% of the Fund's net assets.

                                       58
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

                                                                             GAM

                      This page is intentionally left blank

Notes to Financial Statements continued

NOTE 9. FINANCIAL HIGHLIGHTS

GAM GLOBAL FUND

                                                              --------------------------------------------------------------
                                                                                          CLASS A
                                                              --------------------------------------------------------------

                                                              --------------------------------------------------------------
                                                                2003          2002          2001         2000          1999
                                                                ----          ----          ----         ----          ----
NET ASSET VALUE,
  beginning of period                                          $12.11        $15.19        $17.53       $21.75        $19.04
                                                              -------       -------       -------      -------       -------

INCOME FROM INVESTMENT
OPERATIONS
Net investment income/(loss) (a)                                (0.29)        (0.26)        (0.23)       (0.26)        (0.13)
Net realized and unrealized gain/(loss) on investments           3.85         (2.82)        (2.11)       (3.31)         2.84
                                                              -------       -------       -------      -------       -------
Total from investment operations                                 3.56         (3.08)        (2.34)       (3.57)         2.71
                                                              -------       -------       -------      -------       -------
LESS DISTRIBUTIONS
Dividends from net investment income                                -             -             -            -             -
Dividends in excess of net investment income                        -             -             -        (0.48)            -
Distributions from net realized gains                               -             -             -        (0.17)            -
                                                              -------       -------       -------      -------       -------
Total distributions                                                 -             -             -        (0.65)            -
                                                              -------       -------       -------      -------       -------
Net asset value, end of period                                 $15.67        $12.11        $15.19       $17.53        $21.75
                                                              =======       =======       =======      =======       =======

TOTAL RETURN
Total return for the period without
 deduction of sales load (*)                                    29.40%       (20.28)%      (13.35)%     (16.34)%       14.23%
                                                              -------       -------       -------      -------       -------

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                      $9.7         $10.3           $15          $31           $67
Ratio of expenses to average net assets                          3.72%         3.22%         2.72%        2.13%         1.89%
Ratio of net investment income (loss) to average net assets     (2.19)%       (1.91)%       (1.52)%      (1.34)%       (0.69)%
Portfolio turnover rate                                           33%           78%            58%         199%          107%

                                       60
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

                                                                             GAM

---------------------------------------------------    -------------------------------------------------
                       CLASS B                                               CLASS C
---------------------------------------------------    -------------------------------------------------

---------------------------------------------------    -------------------------------------------------
  2003       2002        2001       2000       1999      2003      2002       2001      2000       1999
  ----       ----        ----       ----       ----      ----      ----       ----      ----       ----

 $11.89     $15.05      $17.50     $21.66    $19.11     $11.85    $15.06    $17.53     $21.63    $19.10
-------    -------    --------    -------   -------    -------   -------    -------    -------   -------



  (0.39)     (0.38)      (0.36)     (0.40)    (0.30)     (0.45)    (0.42)    (0.39)     (0.41)    (0.30)
   3.75      (2.78)      (2.09)     (3.29)     2.85       3.74     (2.79)    (2.08)     (3.27)     2.83
-------    -------    --------    -------   -------    -------   -------    -------    -------   -------
   3.36      (3.16)      (2.45)     (3.69)     2.55       3.29     (3.21)    (2.47)     (3.68)     2.53
-------    -------    --------    -------   -------    -------   -------    -------    -------   -------

      -          -           -          -         -          -         -         -           -         -
      -          -           -      (0.30)        -          -         -         -       (0.25)        -
      -          -           -      (0.17)        -          -         -         -       (0.17)        -
-------    -------    --------    -------   -------    -------   -------    -------    -------   -------
      -          -           -      (0.47)        -          -         -         -       (0.42)        -
-------    -------    --------    -------   -------    -------   -------    -------    -------   -------
 $15.25     $11.89      $15.05     $17.50    $21.66     $15.14    $11.85    $15.06      $17.53    $21.63
=======    =======     =======    =======   =======    =======   =======    =======    =======   =======



  28.26%    (21.00)%    (14.00)%   (16.96)%   13.34%     27.76%   (21.31)%  (14.09)%    (16.97)%   13.25%
-------    -------    --------    -------   -------    -------   -------    -------    -------   -------


   $2.3       $2.2          $4         $6        $9       $1.3      $1.3        $2          $3        $8
   4.59%      4.16%       3.58%      2.92%     2.76%      5.04%     4.47%     3.74%       2.95%     2.77%
  (3.07)%    (2.86)%     (2.37)%    (2.11)%   (1.61)%    (3.52)%   (3.16)%   (2.53)%     (2.16)%   (1.62)%
     33%        78%         58%       199%      107%        33%       78%       58%        199%      107%

-------------------------------------------------
                     CLASS D
-------------------------------------------------

-------------------------------------------------
  2003       2002      2001       2000       1999
  ----       ----      ----       ----       ----

$11.74    $14.95     $17.36     $21.41     $18.79
-------   -------    -------   -------    -------



 (0.56)    (0.45)     (0.33)     (0.33)     (0.18)
  3.67     (2.76)     (2.08)     (3.23)     2.80
-------   -------    -------   -------    -------
  3.11     (3.21)     (2.41)     (3.56)      2.62
-------   -------    -------   -------    -------

     -         -          -          -          -
     -         -          -      (0.32)         -
     -         -          -      (0.17)         -
-------   -------    -------   -------    -------
     -         -          -      (0.49)         -
-------   -------    -------   -------    -------
 $14.85    $11.74     $14.95    $17.36     $21.41
=======   =======    =======   =======    =======



  26.49%   (21.41)%   (13.88)%  (16.57)%    13.94%
-------   -------    -------   -------    -------


   $0.5      $0.5         $1        $2         $6
   6.03%     4.70%      3.35%     2.51%      2.16%
  (4.49)%   (3.39)%    (2.14)%   (1.76)%    (0.98)%
     33%       78%        58%      199%       107%


(a) Net investment income per share has been determined based on the weighted average shares outstanding method.

(*) Total return calculated for a period of less than one year is not annualized.

                                       61
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements continued

GAM INTERNATIONAL FUND

                                                             --------------------------------------------------------------
                                                                                         CLASS A
                                                             --------------------------------------------------------------

                                                             --------------------------------------------------------------
                                                               2003          2002          2001         2000         1999
                                                               ----          ----          ----         ----         ----
NET ASSET VALUE,
  beginning of period                                         $12.79        $15.11        $20.02       $32.16        $30.06
                                                             -------       -------       -------      -------       -------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (a)                                0.05          0.02         (0.03)       (0.23)         0.17
Net realized and unrealized gain/(loss) on investments          3.97         (2.35)        (4.88)       (7.07)         1.93
                                                             -------       -------       -------      -------       -------
Total from investment operations                                4.02         (2.33)        (4.91)       (7.30)         2.10
                                                             -------       -------       -------      -------       -------

LESS DISTRIBUTIONS
Dividends from net investment income                           (0.16)            -             -        (2.82)            -
Dividends in excess of net investment income                       -             -             -        (2.02)            -
Distributions from net realized gains                              -             -             -            -             -
                                                             -------       -------       -------      -------       -------
Total distributions                                            (0.16)            -             -        (4.84)            -
                                                             -------       -------       -------      -------       -------
Redemption fees (a)                                               -           0.01            -             -             -
                                                             -------       -------       -------      -------       -------
Net asset value, end of period                                $16.65        $12.79        $15.11       $20.02        $32.16
                                                             -------       -------       -------      -------       -------

TOTAL RETURN
Total return for the period without
 deduction of sales load (*)                                   31.44%       (15.35)%      (24.53)%     (22.74)%        6.99%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                   $101.4          $109          $190         $440        $1,271
Ratio of expenses to average net assets                         2.38%         2.25%         2.01%        1.90%         1.76%
Ratio of net investment income/(loss) to average net assets     0.41%         0.17%        (0.16)%      (0.86)%        0.62%
Portfolio turnover rate                                           78%           55%          105%         180%          117%

                                       62
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

                                                                             GAM

-------------------------------------------------    -------------------------------------------------
                     CLASS B                                             CLASS C
-------------------------------------------------    -------------------------------------------------

-------------------------------------------------    -------------------------------------------------
  2003       2002      2001       2000       1999      2003      2002       2001       2000      1999
  ----       ----      ----       ----       ----      ----      ----       ----       ----      ----

 $12.77     $15.21    $20.28     $32.31    $30.41     $12.88    $15.35     $20.47     $32.29    $30.37
-------    -------  --------    -------   -------    -------   -------    -------    -------   -------


  (0.04)     (0.07)    (0.14)     (0.38)    (0.07)     (0.05)    (0.08)     (0.14)     (0.40)    (0.05)
   3.93      (2.37)    (4.93)     (7.09)     1.97       3.96     (2.39)     (4.98)     (7.08)     1.97
-------    -------  --------    -------   -------    -------   -------    -------    -------   -------
   3.89      (2.44)    (5.07)     (7.47)     1.90       3.91     (2.47)     (5.12)     (7.48)     1.92
-------    -------  --------    -------   -------    -------   -------    -------    -------   -------


  (0.05)         -         -      (2.71)        -      (0.03)        -          -      (2.58)        -
      -          -         -      (1.85)        -          -         -          -      (1.76)        -
      -          -         -          -         -          -         -          -          -         -
-------    -------  --------    -------   -------    -------   -------    -------    -------   -------
  (0.05)         -         -      (4.56)        -      (0.03)        -          -      (4.34)        -
-------    -------  --------    -------   -------    -------   -------    -------    -------   -------
      -          -         -          -         -          -         -          -          -         -
-------    -------  --------    -------   -------    -------   -------    -------    -------   -------
 $16.61     $12.77    $15.21     $20.28    $32.31     $16.76    $12.88     $15.35     $20.47    $32.29
-------    -------  --------    -------   -------    -------   -------    -------    -------   -------



  30.51%    (16.04)%  (25.00)%   (23.22)%    6.25%     30.34%   (16.09)%   (25.01)%   (23.25)%    6.32%


  $11.2        $11       $18        $35       $72       $6.0        $7        $12        $28       $80
   3.07%      2.94%     2.67%      2.51%     2.48%      3.18%     2.99%      2.71%      2.54%     2.48%
  (0.29)%    (0.53)%   (0.83)%    (1.44)%   (0.24)%    (0.39)%   (0.57)%    (0.85)%    (1.48)%   (0.19)%
     78%        55%      105%       180%      117%        78%       55%       105%       180%      117%

-------------------------------------------------
                      CLASS D
-------------------------------------------------

-------------------------------------------------

  2003       2002      2001       2000       1999
  ----       ----      ----       ----       ----

 $12.63    $15.00     $19.90    $31.96    $29.92
-------   -------    -------   -------    -------


   0.02     (0.03)     (0.06)    (0.25)     0.09
   3.90     (2.34)     (4.84)    (7.02)     1.95
-------   -------    -------   -------    -------
   3.92     (2.37)     (4.90)    (7.27)     2.04
-------   -------    -------   -------    -------


  (0.11)        -          -     (2.81)         -
      -         -          -     (1.98)         -
      -         -          -         -          -
-------   -------    -------   -------    -------
  (0.11)        -          -     (4.79)         -
-------   -------    -------   -------    -------
      -         -          -         -          -
-------   -------    -------   -------    -------
 $16.44    $12.63     $15.00    $19.90     $31.96
-------   -------    -------   -------    -------



  31.10%   (15.80)%   (24.62)%  (22.82)%    6.82%


   $6.8        $7        $13       $34      $101
   2.64%     2.63%      2.19%     2.01%     1.94%
   0.14%    (0.23)%    (0.38)%   (0.96)%    0.34%
     78%       55%       105%      180%      117%

(a) Net investment income and redemption fees per share has been determined based on the weighted average shares outstanding method.


(*) Total return calculated for a period of less than one year is not annualized.

                                       63
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements continued

GAM PACIFIC BASIN FUND

                                                 --------------------------------------------------------------
                                                                             CLASS A
                                                 --------------------------------------------------------------

                                                 --------------------------------------------------------------
                                                   2003          2002          2001         2000         1999
                                                   ----          ----          ----         ----         ----
NET ASSET VALUE,
  beginning of period                             $ 6.92        $ 7.90        $ 9.57       $14.17        $ 8.23
                                                 -------       -------       -------      -------       -------

INCOME FROM INVESTMENT
 OPERATIONS
Net investment income/(loss) (a)                   (0.01)        (0.12)        (0.11)       (0.06)        (0.04)
Net realized and unrealized gain/(loss)
 on investments                                     2.34         (0.86)        (1.56)       (3.19)         6.19
                                                 -------       -------       -------      -------       -------
Total from investment operations                    2.33         (0.98)        (1.67)       (3.25)         6.15
                                                 -------       -------       -------      -------       -------

LESS DISTRIBUTIONS
Dividends from net investment income               (0.22)            -             -        (1.35)        (0.01)
Dividends in excess of net investment income           -             -             -            -         (0.20)
Distributions from net realized gains                  -             -             -            -             -
                                                 -------       -------       -------      -------       -------
Total distributions                                (0.22)            -             -        (1.35)        (0.21)
                                                 -------       -------       -------      -------       -------
Redemption fees (a)                                 0.01             -             -            -             -
                                                 -------       -------       -------      -------       -------
Net asset value, end of period                    $ 9.04        $ 6.92        $ 7.90       $ 9.57        $14.17
                                                 =======       =======       =======      =======       =======

TOTAL RETURN
Total return for the period without
 deduction of sales load (*)                       33.83%       (12.41)%      (17.45)%     (23.21)%       74.91%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                        $11.2          $7.2            $8          $15           $47
Ratio of expenses to average net assets (b)         3.07%         3.70%         3.37%        2.20%         2.26%
Ratio of net investment income/(loss)
 to average net assets                             (0.19)%       (1.58)%       (1.26)%      (0.54)%       (0.42)%
Portfolio turnover rate                               36%           38%           51%          51%           63%

                                       64
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

                                                                             GAM

-------------------------------------------------------     -------------------------------------------------------
                      CLASS B                                                         CLASS C
-------------------------------------------------------     -------------------------------------------------------

-------------------------------------------------------     -------------------------------------------------------
  2003       2002       2001         2000         1999       2003         2002         2001       2000        1999
  ----       ----       ----         ----         ----       ----         ----         ----       ----        ----

 $ 7.07      $ 8.21     $10.04       $14.89      $ 8.96      $ 5.87      $ 6.97       $ 8.70      $13.21     $ 8.12
-------     -------    -------      -------     -------     -------     -------      -------     -------    -------



  (0.12)      (0.26)     (0.21)       (0.17)      (0.19)      (0.19)       (0.38)      (0.33)      (0.21)     (0.39)

   2.38       (0.88)     (1.62)       (3.33)       6.26        1.90        (0.72)      (1.40)      (2.95)      5.51
-------     -------    -------      -------     -------     -------     -------      -------     -------    -------
   2.26       (1.14)     (1.83)       (3.50)       6.07        1.71        (1.10)      (1.73)      (3.16)      5.12
-------     -------    -------      -------     -------     -------     -------      -------     -------    -------


  (0.11)          -          -        (1.35)          -       (0.08)          -            -       (1.35)         -
      -           -          -            -       (0.14)          -           -            -           -      (0.03)
      -           -          -            -           -           -           -            -           -          -
-------     -------    -------      -------     -------     -------     -------      -------     -------    -------
  (0.11)          -          -        (1.35)      (0.14)      (0.08)          -            -       (1.35)     (0.03)
-------     -------    -------      -------     -------     -------     -------      -------     -------    -------
      -           -          -            -           -           -           -            -           -          -
-------     -------    -------      -------     -------     -------     -------      -------     -------    -------
 $ 9.22      $ 7.07      $8.21       $10.04      $14.89       $7.50      $ 5.87      $ 6.97       $ 8.70     $13.21
=======     =======    =======      =======     =======     =======     =======      =======     =======    =======



  32.01%     (13.89)%   (18.23)%     (23.80)%     67.89%      29.23%     (15.78)%    (19.89)%    (24.28)%    63.15%


  $0.80       $0.70         $1           $3          $6       $0.50       $0.20       $0.31       $0.46         $2
   4.39%       5.33%      4.40%        3.07%       3.48%       5.76%       7.69%       6.43%       3.65%      5.57%

  (1.53)%     (3.22)%    (2.33)%      (1.39)%     (1.59)%     (2.95)%     (5.58)%     (4.32)%     (2.00)%    (3.82)%
     36%         38%        51%          51%         63%         36%         38%         51%         51%        63%

---------------------------------------------------
                      CLASS D
---------------------------------------------------

---------------------------------------------------
  2003       2002       2001       2000       1999
  ----       ----       ----       ----       ----

 $ 6.50      $7.60      $9.33     $13.95      $8.11
-------     ------     ------    -------     ------



  (0.16)     (0.28)     (0.22)      (0.14)    (0.16)

   2.19      (0.82)     (1.51)      (3.13)     6.13
-------     ------     ------    -------     ------
   2.03      (1.10)     (1.73)      (3.27)     5.97
-------     ------     ------    -------     ------


  (0.06)         -          -      (1.35)         -
      -          -          -          -      (0.13)
      -          -          -          -          -
-------     ------     ------    -------     ------
  (0.06)         -          -      (1.35)    (0.13)
-------     ------     ------    -------     ------
      -          -          -          -          -
-------     ------     ------    -------     ------
 $ 8.47      $6.50      $7.60      $9.33     $13.95
=======     ======     ======    =======     ======



  31.23%    (14.47)%   (18.54)%   (23.75)%    73.71%


  $0.40      $0.30      $0.52         $1         $2
   5.12%      5.94%      4.73%      2.95%      2.89%

  (2.25)%    (3.84)%    (2.62)%    (1.28)%    (1.55)%
     36%        38%        51%        51%        63%

(a) Net investment income and redemption fees per share has been determined based on the weighted average shares outstanding method.
(b) After reimbursement by the Advisor. Had management not undertaken such action the annualized ratio of expenses to average net assets would have been 3.48%, 4.87%, 6.66% and 5.72% for Class A, B, C and D, respectively.
(*) Total return calculated for a period of less than one year is not annualized.

                                       65
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements continued

GAM JAPAN CAPITAL FUND

                                                    ----------------------------------------------------------------
                                                                                CLASS A
                                                    ----------------------------------------------------------------

                                                    ----------------------------------------------------------------
                                                      2003          2002          2001          2000          1999
                                                    --------      --------      --------      --------      --------
NET ASSET VALUE,
  beginning of period                               $   4.67      $   5.71      $   7.44      $  13.85      $   7.65
                                                    --------      --------      --------      --------      --------

INCOME FROM INVESTMENT
   OPERATIONS
Net investment income/(loss) (a)                       (0.18)        (0.18)        (0.17)        (0.17)        (0.14)
Net realized and unrealized gain/(loss)
   on investments                                       1.88         (0.87)        (1.56)        (4.05)         6.77

Total from investment operations                        1.70         (1.05)        (1.73)        (4.22)         6.63
                                                    --------      --------      --------      --------      --------

LESS DISTRIBUTIONS
Dividends from net investment income                      --            --            --         (1.29)           --
Distributions in excess of net investment income          --            --            --            --         (0.43)
Distributions from net realized gains                     --            --            --         (0.90)           --
                                                    --------      --------      --------      --------      --------
Total distributions                                       --            --            --         (2.19)        (0.43)
                                                    --------      --------      --------      --------      --------
Redemption fees (a)                                     0.02          0.01            --            --            --
                                                    --------      --------      --------      --------      --------
Net asset value, end of period                      $   6.39      $   4.67      $   5.71      $   7.44      $  13.85
                                                    ========      ========      ========      ========      ========

TOTAL RETURN
Total return for the period without
   deduction of sales load (*)                         36.83%       (18.21)%      (23.25)%      (32.30)%       87.05%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                               $6            $5            $8           $19           $67
Ratio of expenses to average net assets                 4.66%         4.19%         3.35%         2.07%         2.06%
Ratio of net investment income (loss)
   to average net assets                               (3.65)%       (3.33)%       (2.55)%       (1.45)%       (1.38)%
Portfolio turnover rate                                  127%          103%           82%           48%           77%


                                       66
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

                                                                             GAM

------------------------------------------------------------       -----------------------------------------------------------
                           CLASS B                                                        CLASS C
------------------------------------------------------------       -----------------------------------------------------------

------------------------------------------------------------       -----------------------------------------------------------
  2003         2002         2001         2000         1999          2003         2002         2001         2000         1999
--------     --------     --------     --------     --------      --------     --------     --------     --------     --------

$   4.74     $   5.92     $   7.76     $  14.45     $   8.11      $   4.67     $   5.95     $   7.88     $  14.65     $   8.12
--------     --------     --------     --------     --------      --------     --------     --------     --------     --------



   (0.26)       (0.29)       (0.28)       (0.29)       (0.34)        (0.35)       (0.40)       (0.36)       (0.32)       (0.34)

    1.88        (0.89)       (1.56)       (4.21)        6.98          1.83        (0.88)       (1.57)       (4.26)        7.09

    1.62        (1.18)       (1.84)       (4.50)        6.64          1.48        (1.28)       (1.93)       (4.58)        6.75
--------     --------     --------     --------     --------      --------     --------     --------     --------     --------


      --           --           --        (1.29)          --            --           --           --        (1.29)          --
      --           --           --           --        (0.30)           --           --           --           --        (0.22)
      --           --           --        (0.90)          --            --           --           --        (0.90)          --
--------     --------     --------     --------     --------      --------     --------     --------     --------     --------
      --           --           --        (2.19)       (0.30)           --           --           --        (2.19)       (0.22)
--------     --------     --------     --------     --------      --------     --------     --------     --------     --------
      --           --           --           --           --            --           --           --           --           --
--------     --------     --------     --------     --------      --------     --------     --------     --------     --------
$   6.36     $   4.74     $   5.92     $   7.76     $  14.45      $   6.15     $   4.67     $   5.95     $   7.88     $  14.65
========     ========     ========     ========     ========      ========     ========     ========     ========     ========



   34.18%      (19.93)%     (23.71)%     (32.94)%      82.18%        31.69%      (21.51)%     (24.49)%     (33.05)%      83.30%


   $0.70           $1           $1           $1           $3         $0.30        $0.20        $0.32           $1           $2
    6.13%        6.10%        4.74%        3.06%        3.80%         8.07%        8.10%        5.67%        3.21%        3.94%

   (5.11)%      (5.25)%      (4.00)%      (2.46)%      (3.16)%       (6.98)%      (7.26)%      (4.95)%      (2.60)%      (3.21)%
     127%         103%          82%          48%          77%          127%         103%          82%          48%          77%

(a) Netinvestment income and redemption fees per share has been determined based on the weighted average shares outstanding method.
(*) Total return calculated for a period of less than one year is not annualized.


                                       67
                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements continued

GAM EUROPE FUND

                                           ----------------------------------------------------------------
                                                                       CLASS A
                                           ----------------------------------------------------------------

                                           ----------------------------------------------------------------
                                             2003          2002          2001          2000          1999
                                           --------      --------      --------      --------      --------
                                           ----------------------------------------------------------------
NET ASSET VALUE,
  beginning of period                      $   8.10      $   9.57      $  12.18      $  13.08      $  12.63
                                           --------      --------      --------      --------      --------

INCOME FROM INVESTMENT
   OPERATIONS
Net investment income/(loss) (a)              (0.02)        (0.02)        (0.07)        (0.12)        (0.09)
Net realized and unrealized gain/(loss)
   on investments                              2.54         (1.45)        (2.52)         0.67          1.96
                                           --------      --------      --------      --------      --------
Total from investment operations               2.52         (1.47)        (2.59)         0.55          1.87
                                           --------      --------      --------      --------      --------

LESS DISTRIBUTIONS
Dividends from net investment income             --            --            --            --            --
Distributions from net realized gains            --            --         (0.02)        (1.45)        (1.42)
                                           --------      --------      --------      --------      --------
Total distributions                              --            --         (0.02)        (1.45)        (1.42)
                                           --------      --------      --------      --------      --------
Net asset value, end of period             $  10.62      $   8.10      $   9.57      $  12.18      $  13.08
                                           ========      ========      ========      ========      ========

TOTAL RETURN
Total return for the period without
   deduction of sales load (*)                31.11%       (15.36)%      (21.29)%        4.61%        16.21%
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                   $22.8           $18           $20           $24           $20
Ratio of expenses to average net assets        2.84%         2.58%         2.72%         2.49%         2.48%
Ratio of net investment income/(loss)
   to average net assets                      (0.22)%       (0.21)%       (0.66)%       (0.86)%       (0.79)%
Portfolio turnover rate                          94%           65%           92%          194%          109%


                                       68
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

                                                                             GAM

------------------------------------------------------------      ------------------------------------------------------------
                           CLASS B                                                          CLASS C
------------------------------------------------------------      ------------------------------------------------------------

------------------------------------------------------------      ------------------------------------------------------------
  2003         2002         2001         2000         1999          2003         2002         2001         2000         1999
--------     --------     --------     --------     --------      --------     --------     --------     --------     --------
------------------------------------------------------------      ------------------------------------------------------------

$   7.86     $   9.40     $  12.06     $  13.08     $  12.82      $   7.38     $   9.00     $  11.66     $  12.77     $  12.70
--------     --------     --------     --------     --------      --------     --------     --------     --------     --------



   (0.10)       (0.11)       (0.17)       (0.25)       (0.29)        (0.29)       (0.26)       (0.24)       (0.33)       (0.43)

    2.44        (1.43)       (2.47)        0.68         1.97          2.23        (1.36)       (2.40)        0.67         1.92
--------     --------     --------     --------     --------      --------     --------     --------     --------     --------
    2.34        (1.54)       (2.64)        0.43         1.68          1.94        (1.62)       (2.64)        0.34         1.49
--------     --------     --------     --------     --------      --------     --------     --------     --------     --------


      --           --           --           --           --            --           --           --           --           --
      --           --        (0.02)       (1.45)       (1.42)           --           --        (0.02)       (1.45)       (1.42)
--------     --------     --------     --------     --------      --------     --------     --------     --------     --------
      --           --        (0.02)       (1.45)       (1.42)           --           --        (0.02)       (1.45)       (1.42)
--------     --------     --------     --------     --------      --------     --------     --------     --------     --------
$  10.20     $   7.86     $   9.40     $  12.06     $  13.08      $   9.32     $   7.38     $   9.00     $  11.66     $  12.77
========     ========     ========     ========     ========      ========     ========     ========     ========     ========



   29.77%      (16.38)%     (21.91)%       3.68%       14.48%        26.29%      (18.00)%     (22.67)%       3.07%       13.11%

    $1.4         $1.5           $3           $4           $2          $0.3         $0.2         $0.5           $1           $1
    3.85%        3.68%        3.62%        3.39%        4.17%         6.61%        5.54%        4.44%        4.04%        5.35%

   (1.19)%      (1.27)%      (1.64)%      (1.80)%      (2.41)%       (3.94)%      (3.05)%      (2.39)%      (2.48)%      (3.62)%
      94%          65%          92%         194%         109%           94%          65%          92%         194%         109%

(a) Net investment income per share has been determined based on the weighted average shares outstanding method.
(*) Total return calculated for a period of less than one year is not annualized.


                                       69
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements continued

GAM AMERICAN FOCUS FUND

                                            ---------------------------------------------------------------
                                                                        CLASS A
                                            ---------------------------------------------------------------

                                            ---------------------------------------------------------------
                                              2003          2002        2001 (A)       2000          1999
                                            --------      --------      --------     --------      --------
NET ASSET VALUE,
  beginning of period                       $  11.68      $  15.01      $  15.97     $  18.30      $  16.74
                                            --------      --------      --------     --------      --------

INCOME FROM INVESTMENT
   OPERATIONS
Net investment income/(loss) (b)                0.06          0.04         (0.07)       (0.10)        (0.07)
Net realized and unrealized gain/ (loss)
   on investments                               2.76         (3.36)        (0.88)       (0.16)         1.63
                                            --------      --------      --------     --------      --------
Total from investment operations                2.82         (3.32)        (0.95)       (0.26)         1.56
                                            --------      --------      --------     --------      --------

LESS DISTRIBUTIONS
Dividends from net investment income           (0.06)        (0.01)           --           --            --
Distributions from net realized gains             --            --         (0.01)       (2.07)           --
                                            --------      --------      --------     --------      --------
Total distributions                            (0.06)        (0.01)        (0.01)       (2.07)           --
                                            --------      --------      --------     --------      --------
Net asset value, end of period              $  14.44      $  11.68      $  15.01     $  15.97      $  18.30
                                            ========      ========      ========     ========      ========

TOTAL RETURN
Total return for the period without
   deduction of sales load (*)                 24.19%       (22.10)%       (5.94)%      (1.46)%        9.32%
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                    $55.8           $50           $47          $21           $29
Ratio of expenses to average net assets         1.77%         1.75%         2.11%        2.00%         1.90%
Ratio of net investment income/(loss)
   to average net assets                        0.45%         0.28%        (0.52)%      (0.58)%       (0.42)%
Portfolio turnover rate                          136%          239%          256%          12%           13%


                                       70
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

                                                                             GAM

----------------------------------------------------------      -----------------------------------------------------------
                           CLASS B                                                        CLASS C
----------------------------------------------------------      -----------------------------------------------------------

----------------------------------------------------------      -----------------------------------------------------------
  2003         2002       2001 (A)      2000        1999          2003         2002       2001 (A)      2000         1999
--------     --------     --------    --------    --------      --------     --------     --------    --------     --------

$  11.29     $  14.65     $  15.71    $  18.19    $  16.87      $  11.03     $  14.34     $  15.41    $  17.91     $  16.58
--------     --------     --------    --------    --------      --------     --------     --------    --------     --------



   (0.05)       (0.10)       (0.21)      (0.25)      (0.29)        (0.08)       (0.11)       (0.23)      (0.25)       (0.25)

    2.66        (3.26)       (0.84)      (0.16)       1.61          2.60        (3.20)       (0.83)      (0.18)        1.58
--------     --------     --------    --------    --------      --------     --------     --------    --------     --------
    2.61        (3.36)       (1.05)      (0.41)       1.32          2.52        (3.31)       (1.06)      (0.43)        1.33
--------     --------     --------    --------    --------      --------     --------     --------    --------     --------


      --           --           --          --          --            --           --           --          --           --
      --           --        (0.01)      (2.07)         --            --           --        (0.01)      (2.07)          --
--------     --------     --------    --------    --------      --------     --------     --------    --------     --------
      --           --        (0.01)      (2.07)         --            --           --        (0.01)      (2.07)          --
--------     --------     --------    --------    --------      --------     --------     --------    --------     --------
$  13.90     $  11.29     $  14.65    $  15.71    $  18.19      $  13.55     $  11.03     $  14.34    $  15.41     $  17.91
========     ========     ========    ========    ========      ========     ========     ========    ========     ========



   23.12%      (22.94)%      (6.67)%     (2.31)%      7.82%        22.85%      (23.08)%      (6.86)%     (2.47)%       8.02%

    $2.9           $3           $4          $4          $4          $1.5           $2           $2          $3           $6
    2.65%        2.76%        3.02%       2.86%       3.11%         2.93%        2.94%        3.17%       2.89%        2.90%

   (0.43)%      (0.74)%      (1.44)%     (1.44)%     (1.66)%       (0.71)%      (0.91)%      (1.59)%     (1.46)%      (1.45)%
     136%         239%         256%         12%         13%          136%         239%         256%         12%          13%

(a) Effective 26th March, 2001 the Fund terminated its co-advisory agreement with Fayez Sarofim & Co. and GIML. GAM USA Inc. was appointed and approved as the Fund's sole investment advisor. (See Note 2)
(b) Net investment income per share has been determined based on the weighted average shares outstanding method.
(*) Total return calculated for a period of less than one year is not annualized.


                                       71
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements continued

GAMERICA CAPITAL FUND

                                                          ----------------------------------------------------------------
                                                                                      CLASS A
                                                          ----------------------------------------------------------------

                                                          ----------------------------------------------------------------
                                                            2003          2002          2001          2000          1999
                                                          --------      --------      --------      --------      --------
NET ASSET VALUE,
  beginning of period                                     $  17.85      $  21.94      $  22.49      $  21.45      $  17.08
                                                          --------      --------      --------      --------      --------

INCOME FROM INVESTMENT
   OPERATIONS
Net investment income/(loss) (a)                             (0.21)        (0.18)         0.03          0.06          0.13
Net realized and unrealized gain/(loss) on investments        6.72         (3.91)        (0.57)         1.35          4.78
                                                          --------      --------      --------      --------      --------
Total from investment operations                              6.51         (4.09)        (0.54)         1.41          4.91
                                                          --------      --------      --------      --------      --------

LESS DISTRIBUTIONS
Dividends from net investment income                            --            --            --            --         (0.07)
Distributions from net realized gains                           --            --         (0.01)        (0.37)        (0.47)
                                                          --------      --------      --------      --------      --------
Total distributions                                             --            --         (0.01)        (0.37)        (0.54)
                                                          --------      --------      --------      --------      --------
Net asset value, end of period                            $  24.36      $  17.85      $  21.94      $  22.49      $  21.45
                                                          ========      ========      ========      ========      ========

TOTAL RETURN
Total return for the period without
   deduction of sales load (*)                               36.47%       (18.64)%       (2.42)%        6.54%        28.97%
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                  $86.7           $73           $98           $70           $51
Ratio of expenses to average net assets                       1.88%         1.88%         1.84%         1.79%         1.84%
Ratio of net investment income/(loss)
   to average net assets                                     (1.00)%       (0.91)%        0.12%         0.25%         0.66%
Portfolio turnover rate                                          4%            1%           14%           20%           20%


                                       72
                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

                                                                             GAM

------------------------------------------------------------      ------------------------------------------------------------
                           CLASS B                                                          CLASS C
------------------------------------------------------------      ------------------------------------------------------------

------------------------------------------------------------      ------------------------------------------------------------
  2003         2002         2001         2000         1999          2003         2002         2001         2000         1999
--------     --------     --------     --------     --------      --------     --------     --------     --------     --------

$  17.58     $  21.75     $  22.46     $  21.54     $  17.26      $  17.45     $  21.59     $  22.30     $  21.42     $  17.13
--------     --------     --------     --------     --------      --------     --------     --------     --------     --------



   (0.34)       (0.32)       (0.13)       (0.10)       (0.07)        (0.35)       (0.32)       (0.12)       (0.10)       (0.04)
    6.57        (3.85)       (0.57)        1.39         4.82          6.53        (3.82)       (0.58)        1.35         4.80
--------     --------     --------     --------     --------      --------     --------     --------     --------     --------
    6.23        (4.17)       (0.70)        1.29         4.75          6.18        (4.14)       (0.70)        1.25         4.76
--------     --------     --------     --------     --------      --------     --------     --------     --------     --------


      --           --           --           --           --            --           --           --           --           --
      --           --        (0.01)       (0.37)       (0.47)           --           --        (0.01)       (0.37)       (0.47)
--------     --------     --------     --------     --------      --------     --------     --------     --------     --------
      --           --        (0.01)       (0.37)       (0.47)           --           --        (0.01)       (0.37)       (0.47)
--------     --------     --------     --------     --------      --------     --------     --------     --------     --------
$  23.81     $  17.58     $  21.75     $  22.46     $  21.54      $  23.63     $  17.45     $  21.59     $  22.30     $  21.42
========     ========     ========     ========     ========      ========     ========     ========     ========     ========



   35.44%      (19.17)%      (3.14)%       5.97%       27.68%        35.42%      (19.18)%      (3.17)%       5.81%       27.95%

   $14.5          $12          $17          $14           $9         $11.0           $9          $14          $12          $10
    2.58%        2.59%        2.54%        2.49%        2.88%         2.63%        2.60%        2.54%        2.48%        2.74%

   (1.70)%      (1.61)%      (0.59)%      (0.44)%      (0.34)%       (1.75)%      (1.62)%      (0.57)%      (0.45)%      (0.23)%
       4%           1%          14%          20%          20%            4%           1%          14%          20%          20%

(a) Net investment income per share has been determined based on the weighted average shares outstanding method.
(*) Total return calculated for a period of less than one year is not annualized.


                                       73
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements continued

GAM GABELLI LONG/SHORT FUND

                                                      --------------------      --------------------      --------------------
                                                             CLASS A                  CLASS B                    CLASS C
                                                      --------------------      --------------------      --------------------

                                                      --------------------      --------------------      --------------------
                                                        2003       2002(A)        2003       2002(A)        2003       2002(A)
                                                      --------    --------      --------    --------      --------    --------
NET ASSET VALUE,
  beginning of period                                 $   7.33    $  10.00      $   7.32    $  10.00      $   7.31    $  10.00
                                                      --------    --------      --------    --------      --------    --------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (c)                         (0.08)         --         (0.06)      (0.03)        (0.06)      (0.03)
Net realized and unrealized gain/(loss) on
  investments                                             1.02       (2.67)         1.00       (2.65)         1.00       (2.66)
                                                      --------    --------      --------    --------      --------    --------
Total from investment operations                          0.94       (2.67)         0.94       (2.68)         0.94       (2.69)
                                                      --------    --------      --------    --------      --------    --------

LESS DISTRIBUTIONS
Dividend from net investment income                         --          --            --          --            --          --
Distributions from net realized gains                       --          --            --          --            --          --
                                                      --------    --------      --------    --------      --------    --------
Total distributions                                         --          --            --          --            --          --
                                                      --------    --------      --------    --------      --------    --------
Net asset value, end of period                        $   8.27    $   7.33      $   8.26    $   7.32      $   8.25    $   7.31
                                                      ========    ========      ========    ========      ========    ========

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                    12.82%     (26.70)%       12.84%     (26.80)%       12.86%     (26.90)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                $21         $12            $8         $11           $12         $18
Ratio of expenses to average net assets (d)               2.58%       2.28%(b)      2.36%       2.82%(b)      2.29%       2.80%(b)
Ratio of net investment loss to average net assets       (1.09)%     (0.08)%(b)    (0.85)%     (0.63)%(b)    (0.78)%     (0.61)%(b)
Portfolio turnover rate                                    202%        623%          202%        623%          202%        623%

(a) For the period from 29th May, 2002 (commencement of operations) to 31st December, 2002. Effective 9th October, 2002, the Fund terminated its advisory agreement with GAM USA and appointed GAM International Management Ltd. and GAMCO Investors, Inc. as the Fund's Co-Investment Advisors.
(b)   Annualized.
(c) Net investment income per share has been determined based on the weighted average shares outstanding method.
(d) After reimbursement by Co-Investment Advisors. See Note 2. Had management not undertaken such action the annualized ratio of expenses to average net assets would have been 3.35%, 4.13% and 4.09%; and 3.28%, 4.01% and 3.97%
      for Class A, B and C, for 2002 and 2003, respectively.
(*) Total return calculated for a period of less than one year is not annualized.

                                       74
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

                                                                             GAM

Report of Independent Auditors

To the Board of Directors and Shareholders of GAM Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GAM Funds, Inc. (comprising, respectively, GAM Global, GAM International, GAM Pacific Basin, GAM Japan
Capital, GAM Europe, GAM American Focus, GAMerica Capital and GAM Gabelli Long/Short) at 31st December, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at 31st December, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


                                                  /s/ PricewaterhouseCoopers LLP

New York, New York                                    PricewaterhouseCoopers LLP
17th February, 2004


                                       75
                 GAM FUNDS INC / REPORT OF INDEPENDENT AUDITORS

Additional Federal Tax Information (unaudited)

Of the distribution made by the GAM American Focus Fund in December 2003, 100% will qualify for the dividends received deduction available to corporate shareholders.

In January 2004, the Funds reported on Form 1099 the tax status of all distributions made during calendar year 2003.

Under Section 854(b)(2) of the Internal Revenue Code, GAM Pacific Basin, GAM American Focus and GAM International funds designate $271,617, $197,227 and $1,052,646, respectively, of ordinary income dividends paid as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code for the fiscal year ended 31st December, 2003.

In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Certain dividends paid by the funds during the calendar year 2003 may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with the 2003 Form 1099-DIV. Shareholders should use the information on Form 1099-DIV for their income tax returns.

The amounts which represent income derived from sources within, and taxes paid to foreign countries or possessions of the United States are as follows:

                                              Foreign                   Foreign
                                              Source                  Tax Credit
FUND                                          Income                     Total
----                                         ----------               ----------

GAM International                            $3,713,553                 $415,164
GAM Pacific Basin                               267,585                   22,780


                                       76
               GAM FUNDS INC / ADDITIONAL FEDERAL TAX INFORMATION

                                                                             GAM

Directors' Information (unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Number of
                                                                                            Portfolios in
                                                                                             Fund Complex       Other Directorships
                              Position(s)    Term of Office                                   Overseen by         Held by Director
                              Held with      and Length of     Principal Occupation(s)    Director as at 31st        as at 31st
    Name, Address and Age        Fund          Time Served       During Past 5 Years        December, 2003         December, 2003
------------------------------------------------------------------------------------------------------------------------------------
Dr Burkhard Poschadel (57)*   Chairman      2000 - Present    Group Chief Executive           GAM Funds,        GAM Avalon
Chairman and Director            and        (4 years)         Officer - GAM Limited,        Inc. - 8 Funds      Funds - 4 Funds
12 St. James's Place          Director                        March 2000 to Present
London SWlA 1NX                                               (Investment Management);
England                                                       Head of Human Resources -
                                                              UBS Private Banking,
                                                              1998-2000 (Private
                                                              Banking); Global Head of
                                                              Research and Portfolio
                                                              Management (Private
                                                              Banking), 1994-1997
------------------------------------------------------------------------------------------------------------------------------------
George W.  Landau (83)        Director      1994 - Present    Senior Advisor, Latin           GAM Funds,        GAM Avalon
Director                                    (10 years)        America, The Coca-Cola        Inc. - 8 Funds      Funds - 4 Funds
2601 South Bayshore Drive                                     Company, Atlanta, GA,                             Credit Suisse Asset
Suite 1109                                                    1988 to Present.                                  Management Funds
Coconut Grove, FL 33133                                       President, Council of                             (CSAM) - 5 Funds
                                                              Advisors, Latin America,
                                                              Guardian Industries,
                                                              Auburn Hills, MI, 1993 to
                                                              Present. Director,
                                                              Emigrant Savings Bank,
                                                              New York, NY, 1987 to
                                                              Present.
------------------------------------------------------------------------------------------------------------------------------------
Robert J. McGuire (67)        Director      1998 - Present    Attorney/Consultant,            GAM Funds,        GAM Avalon
Director                                    (6 years)         Morvillo, Abramowitz,         Inc. - 8 Funds      Funds - 4 Funds
1085 Park Avenue                                              Grand, Iason &                                    Credit Suisse Asset
New York, NY 10128                                            Silberberg, P.C., 1998 to                         Management Funds
                                                              Present. Director,                                (CSAM) - 1 Fund;
                                                              Emigrant Savings Bank,                            Director, Mutual of
                                                              1999 to Present.                                  America Investment
                                                              President/Chief Operating                         Corp.; Director,
                                                              Officer, Kroll                                    Trump Hotels and
                                                              Associates, 1989-1997.                            Casino Resorts
                                                              Director (since 1984) and
                                                              President (since 1997),
                                                              Police Athletic League.
                                                              Director, Volunteers of
                                                              Legal Services, 1995 to
                                                              Present. Director Office
                                                              of the Appellate
                                                              Defender, 1995 to
                                                              Present. Trustee, Iona
                                                              College, 1996 to Present.
------------------------------------------------------------------------------------------------------------------------------------
Roland Weiser (73)            Director      1988 to Present   Chairman, Intervista            GAM Funds,        GAM Avalon
Director                                    (16 years)        Business Consulting, 1984     Inc. - 8 Funds      Funds - 4 Funds
86 Beekman Road                                               to Present. Trustee and
Summit, NJ  07901                                             Treasurer, New Jersey
                                                              Center for Visual Arts,
                                                              1999 to Present.
------------------------------------------------------------------------------------------------------------------------------------

* Dr Poschadel is an Interested Director of GAM Funds, Inc. as he is the Group Chief Executive Officer of the ultimate parent of GAM International Management Ltd. and Global Asset Management (USA) Inc.


                                       77
                     GAM FUNDS INC / DIRECTORS' INFORMATION

Officers' Information (unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                    Position(s)      Term of Office
                                    Held with        and Length of                       Principal Occupation(s)
    Name, Address and Age              Fund            Time Served                         During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Blanchfield (48)         Vice President    1993 to Present   Managing Director--Chief Operating Officer and Treasurer,
GAM USA Inc.                      and Treasurer                       GAM USA+, GAM Investments Inc.+ and GAM Services Inc.++,
135 East 57th Street                                                  1993 to present. Vice President and Treasurer, GAM Avalon
New York, NY 10022                                                    Funds+, 2000 to Present; Senior Vice President, Finance and
                                                                      Administration, Lazard Freres & Co., Inc., 1991-1993.
------------------------------------------------------------------------------------------------------------------------------------
Joseph J. Allessie (38)           Secretary and     1999 to Present   General Counsel and Corporate Secretary, GAM USA+, GAM
GAM USA Inc.                      General                             Investments Inc.+, and GAM Services Inc.++, 1999 to present.
135 East 57th Street              Counsel                             Secretary and General Counsel, GAM Avalon Funds+, 2000 to
New York, NY 10022                                                    Present; Regulatory Officer to State of New Jersey,
                                                                      Department of Law and Public Safety, Bureau of Securities,
                                                                      1993-1999.
------------------------------------------------------------------------------------------------------------------------------------
Teresa B. Riggin (44)             Assistant         1994 to Present   Senior Vice President--Administration, GAM USA+, GAM
GAM USA Inc.                      Secretary                           Investments Inc.+ and GAM Services Inc.++, 1994 to present.
135 East 57th Street                                                  Assistant Secretary, GAM Avalon Funds+, 2000 to Present.
New York, NY 10022
------------------------------------------------------------------------------------------------------------------------------------
John C. Smith (38)                Assistant         2001 to Present   Assistant Vice President--Fund Administration, Brown
Brown Brothers                    Treasurer                           Brothers Harriman & Co., Inc. 1999 to present. Fund
Harriman & Co.                                                        Accountant, State Street Bank, 1994 - 1999.
40 Water Street
Boston, MA 02109
------------------------------------------------------------------------------------------------------------------------------------
Gregory V. Lomakin (39)           Assistant         2001 to Present   Vice President--Fund Administration, Brown Brothers Harriman
Brown Brothers Harriman & Co.     Treasurer                           & Co., Inc., 1997 to present. Fund Administration Analyst,
40 Water Street                                                       Keystone Bank, 1993 - 1997.
Boston, MA 02109
------------------------------------------------------------------------------------------------------------------------------------

+     Affiliated Company of GAM Funds, Inc.
++    Principal Underwriter of GAM Funds, Inc.


                                       78
                      GAM FUNDS INC / OFFICERS' INFORMATION

                                                                          GAM(R)

--------------------------------------------------------------------------------
                               Board of Directors
--------------------------------------------------------------------------------

Dr. Burkhard Poschadel
President
CHIEF EXECUTIVE OFFICER
GAM Limited

George W. Landau
SENIOR ADVISER
Latin America Group
The Coca-Cola Company,
Atlanta, GA

Roland Weiser
PRESIDENT
Intervista
Summit, NJ

Robert J. McGuire, Esq.
ATTORNEY/CONSULTANT,
Morvillo, Abramowitz, Grand, Iason & Silberberg, P.C.,
New York, NY

ADDRESS OF THE COMPANY

135 East 57th Street
New York, NY 10022
Tel: (212) 407-4600
1-800-426-4685 (toll free)
Fax: (212) 407-4684

REGISTRAR AND TRANSFER AGENT

GAM Funds,Inc.
c/o BFDS
P.O. Box 8264
Boston, MA 02266-8264

The Funds' Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request, by calling the toll-free number 1-800-426-4685.

--------------------------------------------------------------------------------
Copies of this report may be obtained from the Fund, from the Transfer Agent or from:

In the United Kingdom
(for authorized persons only);

GAM London Limited, a member of IMRO,
12 St. James's Place, London SW1A 1NX, UK
Tel: 44-207-493-9990 Fax: 44-207-493-0715 Tlx: 296099 GAMUK G

ON INTERNET;

Information on GAM's SEC-
registered funds -www.gam.com
Email enquiries on GAM - usinfo@gam.com
--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

(a) AS OF DECEMBER 31, 2003, THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICERS.

(c) NOT APPLICABLE.

(d) NOT APPLICABLE.

(e) NOT APPLICABLE.

(f) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICERS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT IT DOES NOT HAVE AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON THE AUDIT COMMITTEE. THE BOARD OF DIRECTORS HAS DETERMINED THAT ALTHOUGH NO ONE MEMBER MEETS THE DEFINITION OF AUDIT COMMITTEE FINANCIAL EXPERT, THE EXPERIENCE PROVIDED BY EACH MEMBER OF THE AUDIT COMMITTEE TOGETHER OFFER ADEQUATE OVERSIGHT FOR THE REGISTRANT'S LEVEL OF FINANCIAL COMPLEXITY.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  AUDIT FEES

THE AGGREGATE FEES BILLED IN EACH OF THE LAST TWO FISCAL YEARS FOR PROFESSIONAL SERVICES RENDERED BY THE PRINCIPAL ACCOUNTANT FOR THE AUDIT OF THE REGISTRANT'S ANNUAL FINANCIAL STATEMENTS OR SERVICES THAT ARE NORMALLY PROVIDED BY THE ACCOUNTANT IN CONNECTION WITH STATUTORY AND REGULATORY FILINGS OR ENGAGEMENTS WERE $231,000 AND $189,500 FOR 2003 AND 2002, RESPECTIVELY.

(b) AUDIT-RELATED FEES

THE AGGREGATE FEES BILLED IN EACH OF THE LAST TWO FISCAL YEARS FOR ASSURANCE AND RELATED SERVICES BY THE PRINCIPAL ACCOUNTANT THAT ARE REASONABLY RELATED TO THE PERFORMANCE OF THE AUDIT OF THE REGISTRANT'S FINANCIAL STATEMENTS AND ARE NOT REPORTED UNDER PARAGRAPH (A) OF ITEM 4 WERE $18,000 AND $17,000 FOR 2003 AND 2002, RESPECTIVELY. THE SERVICES FOR THESE FEES PAID WERE FOR PERFORMING AGREED UPON PROCEDURES REGARDING THE GAM PROGRAM MASTER AGREEMENT DATED MAY 22, 1998.

(c) TAX FEES

THE AGGREGATE FEES BILLED IN EACH OF THE LAST TWO FISCAL YEARS FOR PROFESSIONAL SERVICES RENDERED BY THE PRINCIPAL ACCOUNTANT FOR TAX COMPLIANCE, TAX ADVICE, AND TAX PLANNING WERE $65,000 AND $62,000 FOR 2003 AND 2002, RESPECTIVELY. THESE SERVICES CONSISTED OF REVIEW OR PREPARATION OF TAX RETURNS.

(d) ALL OTHER FEES

THERE WERE NO OTHER FEES BILLED IN EACH OF THE LAST TWO FISCAL YEARS FOR PRODUCTS AND SERVICES PROVIDED BY THE PRINCIPAL ACCOUNTANT TO THE REGISTRANT, OTHER THAN THE SERVICES REPORTED IN PARAGRAPHS (A) THROUGH (C) OF ITEM 4.

(e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES THE REGISTRANT'S AUDIT COMMITTEE IS DIRECTLY RESPONSIBLE FOR APPROVING THE SERVICES TO BE PROVIDED BY THE PRINCIPAL ACCOUNTANT AND HAS ESTABLISHED POLICIES AND PROCEDURES FOR PRE-APPROVAL OF ALL AUDIT AND PERMISSIBLE NON-AUDIT SERVICES PROVIDED BY THE PRINCIPAL ACCOUNTANT TO THE REGISTRANT, AS WELL AS NON-AUDIT RELATED SERVICES TO SERVICE AFFILIATES WHEN THE ENGAGEMENT RELATES DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE REGISTRANT. CERTAIN APPROVALS ARE CONDITIONED UPON VARIOUS FACTORS. PRE-APPROVAL CONSIDERATIONS INCLUDE WHETHER THE PROPOSED SERVICES ARE COMPATIBLE WITH MAINTAINING THE PRINCIPAL ACCOUNTANT'S INDEPENDENCE. GENERALLY, PRE-APPROVALS PURSUANT TO THIS POLICY ARE CONSIDERED ANNUALLY DURING A FORMAL MEETING OF THE AUDIT COMMITTEE.

     (2) NONE OF THE SERVICES PROVIDED TO THE REGISTRANT DESCRIBED IN PARAGRAPHS
(B) THROUGH (D) OF ITEM 4 WERE PRE-APPROVED BY THE AUDIT COMMITTEE PURSUANT TO PARAGRAPH (C)(7)(I)(C) OF RULE 2-01 OF REGULATION S-X.

(f) NOT APPLICABLE.

(g) NON-AUDIT FEES

THE AGGREGATE FEES BILLED IN EACH OF THE LAST TWO FISCAL YEARS FOR NON-AUDIT SERVICES RENDERED TO THE REGISTRANT, AND RENDERED TO THE REGISTRANT'S INVESTMENT ADVISER AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON

CONTROL WITH THE ADVISER THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT WERE $69,000 AND $50,000 FOR 2003 AND 2002, RESPECTIVELY.

(h) THE REGISTRANT'S AUDIT COMMITTEE HAS CONSIDERED WHETHER THE PROVISION OF NON-AUDIT SERVICES THAT WERE RENDERED TO THE REGISTRANT'S INVESTMENT ADVISOR, AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISOR THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT THAT WERE NOT PRE-APPROVED PURSUANT TO PARAGRAPH (C)(7)(II) OF RULE 2-01 OF REGULATION S-X IS COMPATIBLE WITH MAINTAINING THE PRINCIPAL ACCOUNTANT'S INDEPENDENCE.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

NOT APPLICABLE.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENTCOMPANIES.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

NOT APPLICABLE.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

NOT APPLICABLE.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30A-3(C) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT. (b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROLS OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENTLY ENDED FISCAL HALF YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

(a)(1) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICER. (SEE ATTACHED EX-99.CODE.ETH)

(a)(2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER. (SEE ATTACHED
EXHIBIT 99.CERT)

(b) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICIER. (SEE ATTACHED
EXHIBIT 99.906CERT)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    GAM FUNDS, INC.
            ------------------------------------------------------


By  /s/ Burkhard Poschadel
    --------------------------------------------------------------
    Burkhard Poschadel, Director and President

Date  March 4, 2004
     --------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Burkhard Poschadel
    --------------------------------------------------------------
    Burkhard Poschadel, Director and President

Date  March 4, 2004
     --------------------------------------------------------------

By  /s/ Kevin J. Blanchfield
    --------------------------------------------------------------
    Kevin J. Blanchfield, Vice President and Treasurer

Date  March 3, 2004
     --------------------------------------------------------------